                                                                               STATEMENT OF ADDITIONAL INFORMATION
                                                                                                 February 28, 2003
                                                                                 As amended through April 14, 2003

Morgan Grenfell Investment Trust

Scudder European Equity Fund -- Institutional Class
Scudder European Equity Fund -- Investment Class
Scudder European Equity Fund -- Class A Shares
Scudder European Equity Fund -- Class B Shares
Scudder European Equity Fund -- Class C Shares

Scudder Emerging Markets Debt Fund -- Institutional Class

Morgan Grenfell  Investment Trust (the "Trust") is an open-end,  management  investment  company consisting of ten investment  portfolios,  each having separate and distinct investment  objectives and policies.  This Statement of
Additional  Information  ("SAI")  relates only to Scudder  European  Equity Fund (the "European  Equity Fund") and
Scudder Emerging Markets Debt Fund ("the Emerging Markets Debt Fund") (each a "Fund," collectively, the "Funds").

The Emerging  Markets Debt Fund is classified as  "non-diversified"  within the meaning of the Investment  Company
Act of 1940,  as amended (the "1940 Act").  The European  Equity Fund is  "diversified"  within the meaning of the
1940 Act.

The Funds' Prospectuses (each a "Prospectus" and,  collectively the  "Prospectuses"),  dated February 28, 2003, as they may be amended,  revised or supplemented from time to time,  provide the basic  information  investors should know before  investing,  and may be obtained  without a charge by calling the Trust at the telephone number listed below.  This SAI,  which is not a  prospectus,  is  intended  to  provide  additional  information  regarding  the activities and operations of each Fund and should be read only in  conjunction  with the applicable  Prospectuses.
You may request a copy of the  Prospectuses  or a paper copy of this SAI, if you have received it  electronically, free of charge by calling the Trust at the  telephone  number  listed  below or by  contacting  any service  agent
("Service  Agent")  (which is any broker,  financial  advisor,  bank,  dealer or other  institution  or  financial intermediary  that has a  sub-shareholder  servicing  agreement  with the Funds).  This SAI is not an offer of any
Fund for which an investor has not received a  Prospectus.  Capitalized  terms not  otherwise  defined in this SAI have the meanings accorded to them in the Fund's  Prospectus.  The audited financial  statements for each class of each Fund are  incorporated  herein by reference to the Annual Report to  shareholders  for the Fund dated October
31,  2002.  A copy of each  Prospectus  and Annual  Report may be  obtained  without  charge from  Deutsche  Asset
Management,  Inc., the Trust's  Administrator,  by calling 1-800-621-1048 or writing to Morgan Grenfell Investment
Trust, P.O.  Box 219210, Kansas City, MO 64121.

Deutsche  Asset  Management  Investment  Services  Limited  ("DeAMIS")  serves as  investment  advisor to Emerging
Markets Debt Fund.  Deutsche  Asset  Management,  Inc.  ("DeAM,  Inc.") serves as  investment  advisor to European
Equity Fund.  DeAMIS and DeAM,  Inc. are referred to herein as the "Advisor" and  collectively  as the "Advisors."
DeAMIS also serves as subadvisor  for European  Equity Fund.  Scudder  Distributors,  Inc. (the  "Distributor"  or
"SDI")  serves  as  the  Funds'  principal  underwriter  and  distributor.   DeAM,  Inc.  serves  as  each  Fund's
administrator (the "Administrator").



                                                TABLE OF CONTENTS
                                                                                                              Page


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.................................................................3
   Investment Policies...........................................................................................5

TRUSTEES AND OFFICERS...........................................................................................45
   Code of Ethics...............................................................................................54

FUND SERVICE PROVIDERS..........................................................................................54
   Investment Advisory and Other Services.......................................................................54

PORTFOLIO TRANSACTIONS..........................................................................................61

PURCHASE AND REDEMPTION OF SHARES...............................................................................63

NET ASSET VALUE.................................................................................................74

PERFORMANCE INFORMATION.........................................................................................75

TAXES...........................................................................................................80

U.S. SHAREHOLDERS -- DISTRIBUTIONS..............................................................................83

U.S. SHAREHOLDERS --SALE OF SHARES..............................................................................84

NON-U.S. SHAREHOLDERS...........................................................................................85

STATE AND LOCAL.................................................................................................85

GENERAL INFORMATION ABOUT THE TRUST.............................................................................85

ANNUAL AND SEMI-ANNUAL REPORTS..................................................................................86

CONSIDERATION FOR PURCHASES OF SHARES...........................................................................86

ADDITIONAL INFORMATION..........................................................................................87

FINANCIAL STATEMENTS............................................................................................87

APPENDIX A......................................................................................................88



No person has been  authorized  to give any  information  or to make any  representations  not  contained  in this
Statement  of  Additional  Information  or in the  Prospectuses  in  connection  with  the  offering  made by each
Prospectus  and, if given or made,  such  information  or  representations  must not be relied upon as having been authorized by the Trust or its  Distributor.  Each  Prospectus  does not constitute an offering by the Trust or by the  Distributor  in any  jurisdiction  in which such offering may not lawfully be made.  Shares of a Fund may not available in certain states.  Please call 1-800-621-1048 to determine availability in your state.

                                 INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

The following is a description  of each Fund's  investment  objectives and policies.  There can, of course,  be no assurance  that a Fund  will  achieve  its  investment  objectives.  The  following  supplements  the  information contained in the Prospectuses concerning the investment objectives and policies of each Fund.

Investment Objectives, Policies and Limitations

European Equity Fund

The Fund seeks  capital  appreciation.  Under normal  circumstances,  the Fund invests at least 80% of its assets, determined at the time of purchase,  in equity  securities and other securities with equity  characteristics  that are based in the developed  countries of Europe,  including the countries that make up the MSCI Europe Index.  The
Fund will  notify its  shareholders  60 days prior to a change in its  investment  policy.  The Fund may invest in companies  that  during  the last  fiscal  year  derived at least half of their  revenues  from goods or  services produced,  sold or performed in Europe.  Up to 20% of the Fund's assets may include cash  equivalents,  investment grade  fixed  income  securities  (rated in one of the four  highest  categories  by one of the major  independent rating  agencies,  or, if unrated,  considered  by the Advisor to be of  comparable  quality),  and  securities of non-European  issuers  (including  U.S.  issuers).  The Fund may invest a  significant  portion of its assets in a single country.

Emerging Markets Debt Fund

The Fund's  investment  objective is total return.  Under normal  circumstances,  the Fund invests at least 80% of its assets,  determined at the time of purchase,  in fixed income  securities of issuers located in countries with new or  emerging  securities  markets.  The Fund will  notify  its  shareholders  60 days prior to a change in its investment  policy.  These fixed income  securities  include high yield/high risk fixed income  securities  ("junk bonds").  The Fund  considers  an  emerging  securities  market to be one where the  sovereign  debt issued by the government in local currency terms is rated below  investment  grade.  Emerging  securities  markets include those with  economic  structures  that are  generally  less diverse and mature than in the United  States and  political systems that may be less stable.  A developing or emerging  market  country can be considered to be a country that is in the initial stages of its  industrialization  cycle.  Currently,  emerging markets  generally  include every country in the world other than the United States,  Canada,  Japan,  Australia,  New Zealand, Hong Kong, Singapore
and most Western  European  countries.  Up to 20% of the Fund's  total assets may be invested in cash  equivalents and U.S.  investment grade fixed income  securities.  The Fund may invest more than 25% of its total assets in the sovereign  debt  securities  of issuers  located in each of Russia,  Brazil and Mexico.  The Fund's  fixed  income securities include performing and non-performing  loans,  Eurobonds,  Brady Bonds (dollar  denominated  securities used to refinance  foreign  government  bank loans) and other fixed income  securities of foreign  governments and their agencies as well as some corporate debt  instruments.  Fixed income  securities in which the Fund may invest may be of any credit quality,  including securities not paying interest currently,  zero coupon bonds, pay-in-kind securities  and  securities  in  default.  The loans and debt  instruments  in which  the Fund may  invest  may be denominated in the currency of a developed  country or in a local currency.  The Fund may also invest up to 10% of its total  assets in credit  default  swaps to sell  protection  on sovereign  credit  exposure as measured by the notional  value of the  sovereign  bond.  A credit  default  sweep is a  contract  between a buyer and a seller of protection  against the default of a third party.  The buyer of protection  pays the seller a fixed,  regular fee.
In the case of a credit event, the seller of protection will fully compensate the buyer.

Investment Restrictions

Fundamental  Policies.  The fundamental  investment  restrictions  set forth below may not be changed with respect to a Fund  without the  approval of a "majority"  (as defined in the 1940 Act) of the  outstanding  shares of that
Fund. For the purposes of the 1940 Act,  "majority"  means the lesser of (a) 67% or more of the shares of the Fund present  at a  meeting,  if the  holders  of more than 50% of the  outstanding  shares of the Fund are  present or represented by proxy or (b) more than 50% of the shares of the Fund.

The  nonfundamental  investment  restrictions  set forth below may be changed or amended by the  Trust's  Board of
Trustees without shareholder approval.

Fundamental Investment Restrictions

The Trust may not, on behalf of a Fund:

(1)      Issue  senior  securities,  except as  permitted by  paragraphs  (2), (6) and (7) below.  For purposes of this  restriction,  the  issuance of shares of  beneficial  interest in multiple  classes or series,  the purchase or sale of options,  futures contracts and options on futures  contracts,  forward  commitments, forward foreign exchange  contracts,  repurchase  agreements and reverse  repurchase  agreements  entered into in accordance with the Fund's investment  policy,  and the pledge,  mortgage or hypothecation of the
         Fund's  assets  within the  meaning of  paragraph  (3) below are not deemed to be senior  securities,  if appropriately covered.

(2)      Borrow money (i) except from banks as a temporary measure for extraordinary  emergency  purposes and (ii)
         except that the Fund may enter into reverse  repurchase  agreements  and dollar rolls,  if  appropriately covered,  with  banks,  broker-dealers  and other  parties;  provided  that,  in each  case,  the Fund is required  to  maintain  asset  coverage  of at least 300% for all  borrowings.  For the  purposes of this investment  restriction,  short sales,  transactions  in currency,  forward  contracts,  swaps,  options, futures  contracts  and options on futures  contracts,  and  forward  commitment  transactions  shall not constitute borrowing.

(3)      Pledge,  mortgage,  or hypothecate its assets,  except to secure indebtedness  permitted by paragraph (2)
         above and to the extent related to the  segregation  of assets in connection  with the writing of covered put and  call  options  and  the  purchase  of  securities  or  currencies  on a  forward  commitment  or delayed-delivery  basis and  collateral  and initial or  variation  margin  arrangements  with respect to forward contracts, options, futures contracts and options on futures contracts.

(4)      Act as an  underwriter,  except to the extent  that,  in  connection  with the  disposition  of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5)      Purchase or sell real estate,  or any interest therein,  and real estate mortgage loans,  except that the
         Fund may  invest  in  securities  of  corporate  or  governmental  entities  secured  by real  estate  or marketable  interests  therein  or  securities  issued  by  companies  (other  than real  estate  limited partnerships) that invest in real estate or interests therein.

(6)      Make loans,  except that the Fund may lend portfolio  securities in accordance with the Fund's investment policies and may purchase or invest in repurchase  agreements,  bank  certificates  of deposit,  all or a portion of an issue of bonds, bank loan participation  agreements,  bankers'  acceptances,  debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7)      Invest in  commodities  or  commodity  contracts  or in puts,  calls,  or  combinations  of both,  except interest  rate  futures  contracts,  options  on  securities,  securities  indices,  currency  and  other
         financial  instruments,  futures  contracts  on  securities,   securities  indices,  currency  and  other
         financial  instruments  and  options  on  such  futures  contracts,  forward  foreign  currency  exchange contracts,  forward commitments,  securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(8)      Invest 25% or more of the value of the  Fund's  total  assets in the  securities  of one or more  issuers conducting  their  principal  business  activities  in the same  industry  or group of  industries.  This restriction  does not apply to investments  in obligations of the U.S.  Government or any of its agencies or instrumentalities.

Additional  Restrictions.  In addition,  European Equity Fund will adhere to the following fundamental  investment restrictions:

         With respect to 75% of its total  assets,  the European  Equity Fund may not  purchase  securities  of an issuer  (other  than  the  U.S.  Government,  or any of  its  agencies  or  instrumentalities,  or  other investment  companies),  if (a) such  purchase  would cause more than 5% of the Fund's total assets taken at market value to be invested in the  securities of such issuer,  or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

         Notwithstanding  the  investment  policies and  restrictions  of the Fund,  upon approval of the Board of
         Trustees,  the Fund may invest all or part of its investable  assets in a management  investment  company with substantially the same investment objective, policies and restrictions as the Fund.

Nonfundamental Investment Restrictions

In  addition  to the  fundamental  policies  mentioned  above,  the Board of Trustees of the Trust has adopted the following  nonfundamental  policies  that may be changed or  amended  by action of the Board of  Trustees  without shareholder approval.

The Trust may not, on behalf of a Fund:

(a)      Participate on a  joint-and-several  basis in any securities  trading  account.  The "bunching" of orders for the sale or purchase of marketable  Fund  securities  with other accounts under the management of the
         Advisor to save  commissions  or to  average  prices  among them is not deemed to result in a  securities trading account.

(b)      Purchase securities of other investment  companies,  except as permitted by the Investment Company Act of
         1940 and the rules, regulations and any applicable exemptive order issued thereunder.

(c)      Invest for the purpose of exercising control over or management of any company.

(d)      Purchase any security,  including any  repurchase  agreement  maturing in more than seven days,  which is illiquid,  if more than 15% of the net assets of the Fund,  taken at market  value,  would be invested in such securities.

The staff of the US  Securities  and Exchange  Commission  ("SEC") has taken the position that fixed time deposits maturing  in more than seven days that  cannot be traded on a  secondary  market and  participation  interests  in loans are illiquid.  Until such time (if any) as this position  changes,  the Trust,  on behalf of each Fund, will include  such  investments  in  determining  compliance  with  the  15%  limitation  on  investments  in  illiquid securities.  Restricted  securities  (including  commercial paper issued pursuant to Section 4(2) of the 1933 Act)
which the Advisor has  determined  are readily  marketable  will not be deemed to be illiquid for purposes of such restriction.

"Value" for the purposes of the  foregoing  investment  restrictions  means the market  value used in  determining each Fund's net asset value.

Investment Policies

The following is a chart of the various  types of  securities  and  investment  strategies  employed by the Funds.
Unless otherwise indicated,  each Fund is permitted,  but not obligated, to pursue any of the following strategies and does not  represent  that these  techniques  are available now or will be available at any time in the future.
If the Funds'  investment  in a  particular  type of  security  is limited to a certain  percentage  of the Funds'
assets,  that  percentage  limitation is listed in the chart.  Following  the chart is a  description  of how each type of security and investment strategy may be used by the Funds.

     ---------------------------------------------------------------------------------------------------------------
     INVESTMENT PRACTICE                          European Equity Fund              Emerging Markets Debt Fund
     ---------------------------------------------------------------------------------------------------------------

     KEY TO TABLE:

     //   Permitted without stated limit

     ##   Permitted without stated limited, but not expected to be used to a significant extent

     X   Not permitted

     20% Italic type (e.g.  20%) represents an investment  limitation as a percentage of net fund assets;  does not indicate actual use

     20% Roman type (e.g. 20%) represents an investment  limitation as a percentage of total fund assets;  does not indicate actual use
     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     EQUITY SECURITIES
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Common Stock                                          //                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Warrants                                              //                                    X
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Preferred Stock                                       //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Convertible Securities                                //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Medium Capitalization Stocks                          //                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Small Capitalization Stocks                           //                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Micro Capitalization Stocks                           //                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Short-Term Instruments                                20%                                  ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Obligations of Banks and Other                        20%                                  //
     Financial Institutions
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Certificates of Deposit and                           20%                                  ##
     Banker's Acceptances
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Commercial Paper                                      20%                                  ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Variable Rate Master Demand Notes                      X                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     U.S. Government Securities                            20%                                  ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Custodial Receipts                                    ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Zero Coupon Securities and Deferred                   ##                                   //
     Interest Bonds
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Variable Rate Securities                              20%                                  //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Inverse Floating Rate Securities                      5%                                   5%
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Lower-Rated Debt Securities                           ##                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Registered Loans                                      ##                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     DERIVATIVE SECURITIES (OPTIONS)
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Options on Securities                                 //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Options on Securities Indices                         //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Options on Non-US Securities Indices                  //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Yield Curve Options                                   //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Spreadlocks                                           //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Futures Contracts                                     //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Futures Contracts on Securities                       //                                   //
     Indices
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Options on Futures Contracts                          //                                   //
     (including Contracts on Securities
     Indices)
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     DERIVATIVE SECURITIES (HEDGING STRATEGIES)
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Swaps Agreements                                      //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     DERIVATIVE SECURITIES (HEDGING STRATEGIES)
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Hedging Strategies                                    //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Government Guaranteed                                 ##                                   ##
     Mortgage-Backed Securities
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Ginnie Mae Certificates                               ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Fannie Mae Certificates                               ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Freddie Mac Certificates                              ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Multi-Class Mortgage-Backed                           ##                                   ##
     Securities (CMOs and REMICs)
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Private Issued Mortgage-- Backed                      ##                                   ##
     Securities
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Mortgage Pass-Through Securities                      ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Stripped-Mortgage Backed Securities                   ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Adjustable Rate Mortgages                             ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Asset-Backed Securities                               ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     SECURITIES OF NON-U.S. ISSUERS
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Foreign Securities & Depositary                  At least 80%                              ##
     Receipts (ADRs, EDRs, GDRs and IDRs)
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Foreign Corporate Debt Securities                     ##                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Foreign Government Debt Securities                    ##                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Brady Bonds                                           ##                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Investments in Emerging Markets                       //                              At least 80%
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Region and Country Investing                          //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     CURRENCY MANAGEMENT
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Currency Exchange Transactions                        //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Currency Hedging Transactions                         //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Cross Hedging                                         //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Forward Currency Exchange Contracts                   //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Options on Foreign Currencies                         //                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     OTHER INVESTMENTS AND INVESTMENT PRACTICES
     ---------------------------------------------------------------------------------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Illiquid Securities                                   15%                                  15%
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     When-Issued and Delayed Delivery                      //                                   //
     Securities
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Repurchase Agreements                                 20%                                  //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Reverse Repurchase Agreements                       33 1/3%                              33 1/3%
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Mortgage Dollar Rolls                                 ##                                   //
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Lending of Portfolio Securities                     33 1/3%                              33 1/3%
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Borrowing                                           33 1/3%                              33 1/3%
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Short Sales                                           ##                                   ##
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Other Investment Companies                            10%                                  10%
     ------------------------------------- ------------------------------------ ------------------------------------
     ------------------------------------- ------------------------------------ ------------------------------------

     Temporary Defensive Investments                       20%                                  20%
     ------------------------------------- ------------------------------------ ------------------------------------

Equity Securities

General.  The Funds may invest in equity  securities  listed on any  domestic  or non-US  securities  exchange  or traded in the  over-the-counter  market as well as certain  restricted  or unlisted  securities.  As used  herein,
"equity securities"  include common stock,  preferred stock, trust or limited  partnership  interests,  rights and warrants (to subscribe to or purchase such securities) and convertible  securities  (consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase  common stock),  as well as any other type of investment commonly viewed as an equity security.

Common  Stocks.  Common  stocks,  the  most  familiar  type of  equity  securities,  represent  an  equity  (i.e., ownership)  interest in a  corporation.  They may or may not pay  dividends or carry voting  rights.  Common stock occupies the most junior position in a company's  capital  structure.  Although  equity  securities have a history of long-term growth in value, their prices can fluctuate based on changes in a company's financial  condition,  as well as,  changes in overall  market and economic  conditions.  This affects the value of the shares of the Funds, and thus the value of your investment.  Smaller companies are especially sensitive to these factors.

Warrants

The  European  Equity  Fund may invest in  warrants.  Warrants  generally  entitle  the holder to buy a  specified number of shares of common  stock at a specified  price,  which is often  higher than the market price at the time of issuance,  for a specified  period or in perpetuity.  Warrants may be issued in units with other  securities or separately,  and may be freely  transferable and traded on exchanges.  Investing in warrants can provide a greater potential  for  profit  or  loss  than  an  equivalent  investment  in the  underlying  security,  and,  thus is a speculative  investment.  At the time of issue, the cost of a warrant is  substantially  less than the cost of the underlying  security itself, and price movements in the underlying  security are generally  magnified in the price movements  of the  warrant.  This  leveraging  effect  enables  the  investor to gain  exposure to the  underlying security with a relatively low capital  investment.  This leveraging  increases an investor's  risk,  however,  in the event of a decline in the value of the  underlying  security  and can result in a complete  loss of the amount invested in the warrant.

While  the  market  value of a  warrant  tends to be more  volatile  than that of the  securities  underlying  the warrant,  changes in the market  value of a warrant  may not  necessarily  correlate  with that of the  underlying security.  A warrant ceases to have value if it is not exercised  prior to the  expiration  date, if any, to which the warrant is subject.  The purchase of warrants  involves a risk that the Funds could lose the purchase value of a warrant if the right to subscribe to  additional  shares is not  exercised  prior to the  warrant's  expiration.
Also,  the  purchase of warrants  involves  the risk that the  effective  price paid for the warrant  added to the subscription  price of the related  security may exceed the value of the subscribed  security's  market price such as when  there is no  movement  in the  level of the  underlying  security.  The value of a  warrant  may  decline because of a decline in the value of the underlying  security,  the passage of time,  changes in interest rates or in the  dividend  or other  policies  of the  company  whose  equity  underlies  the  warrant  or a change  in the perception as to the future price of the underlying security,  or any combination  thereof.  Also, warrants do not entitle the holder to dividends or voting rights with respect to the  underlying  securities  and do not represent any rights in the assets of the issuing company.

Preferred  Stock.  Each of the Funds may  invest in  preferred  stock.  Preferred  stock has a  preference  (i.e., ranks higher) in liquidation (and generally  dividends) over common stock but is subordinated  (i.e., ranks lower)
in  liquidation to fixed income  securities.  Dividends on preferred  stock may be cumulative,  and in such cases, all  cumulative  dividends  usually  must be paid prior to dividend  payments to common  stockholders.  Because of this preference,  preferred  stocks  generally  entail less risk than common stocks.  As a general rule the market value of preferred  stocks with fixed dividend rates and no conversion  rights moves inversely with interest rates and  perceived  credit  risk,  with  the  price  determined  by the  dividend  rate.  Some  preferred  stocks  are convertible  into other  securities  (e.g.,  common  stock) at a fixed price and ratio or upon the  occurrence  of certain  events.  The market price of convertible  preferred  stocks  generally  reflects an element of conversion value.  Because  many  preferred  stocks  lack  a  fixed  maturity  date,  these  securities  generally  fluctuate substantially  in value when interest rates change;  such  fluctuations  often exceed those of long-term  bonds of the same  issuer.  Some  preferred  stocks  pay an  adjustable  dividend  that may be based on an index,  formula, auction  procedure or other  dividend rate reset  mechanism.  In the absence of credit  deterioration,  adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All  preferred  stocks  are also  subject to the same  types of credit  risks as  corporate  bonds.  In  addition, because  preferred stock is subordinate to debt securities and other  obligations of an issuer,  deterioration  in the  credit  rating of the issuer  will cause  greater  changes in the value of a  preferred  stock than in a more senior debt  security  with  similar  yield  characteristics.  Preferred  stocks may be rated by Standard & Poor's
Ratings Group ("S&P") and Moody's Investors Service,  Inc.  ("Moody's")  although there is no minimum rating which a preferred stock must have to be an eligible investment for each Fund.

Convertible  Securities.  Each of the Funds may invest in  convertible  securities.  A  convertible  security is a bond or  preferred  stock  which  may be  converted  at a stated  price  within a  specific  period of time into a specified  number of shares of common stock of the same or different  issuer.  Convertible  securities  are senior to common stock in a  corporation's  capital  structure,  but are generally  subordinate to  non-convertible  debt securities.  While  providing  a fixed  income  stream,  they are  generally  higher in yield  than in the  income derived  from a common  stock but lower than that  afforded by a  non-convertible  debt  security.  A  convertible security also affords an investor the opportunity,  through its conversion  feature, to participate in the capital appreciation of common stock into which it is convertible.

The terms of any  convertible  security  determine its ranking in a company's  capital  structure.  In the case of subordinated  convertible  debentures,  the holders' claims on assets and earnings are  subordinated to the claims of  other  creditors,  and are  senior  to the  claims  of  preferred  and  common  shareholders.  In the  case of convertible  preferred  stock,  the holders'  claims on assets and earnings are  subordinated to the claims of all creditors and are senior to the claims of common shareholders.

In general,  the market value of a  convertible  security is the greater of its  investment  value (its value as a fixed  income  security)  or its  conversion  value (the  value of the  underlying  shares of common  stock if the security is converted).  Because a convertible  security is a fixed income  security,  its market value  generally increases when interest rates decline and generally  decreases when interest rates rise;  however,  the price of a convertible  security  also  generally  increases  as the market  value of the  underlying  stock  increases,  and generally  decreases as the market value of the underlying stock declines.  Investments in convertible  securities generally entail less risk than investments in the common stock of the same issuer.

Medium-Capitalization, Small-Capitalization and Micro-Capitalization Stocks

The Funds may invest in  lesser-known  companies  with medium- and  small-market  capitalizations.  Such companies frequently offer greater growth potential than larger, more mature,  better-known  companies.  Investments in such companies  involve  considerations  that are not  applicable  to investing in securities  of  established,  larger capitalization  issuers  including  reduced  and less  reliable  information  about  the  issuer,  less  stringent financial disclosure requirements and higher brokerage commissions and fees and greater market risk in general.

In addition,  investing in the securities of these companies,  also involves the possibility of greater  portfolio price  volatility.  Among the reasons for the greater  price  volatility  of such  companies  are the less certain growth  prospects  of medium and  smaller  firms,  the greater  illiquidity  in the markets for the stocks of such companies and the greater  sensitivity  of such  companies to changing  economic  conditions  in their  respective geographic region.

For example,  securities of these  companies  involve higher  investment  risk than that normally  associated with larger firms due to the greater  business  risks of small size and limited  product lines,  markets,  distribution channels and  financial and  managerial  resources.  Therefore  such  securities  may be subject to more abrupt or erratic  market  movements  than  securities  of larger,  more  established  companies  or the market  averages in general.

In  addition,  many  medium-  and  small-market  capitalization  companies  in which the Funds may  invest are not well-known  to the  investing  public,  do not  have  significant  institutional  ownership  and are  followed  by relatively  few  securities  analysts.  As a result,  it may be  difficult  to  obtain  reliable  information  and financial  data on such  companies  and the  securities  of smaller  capitalization  companies  may not be readily marketable,  making  it  difficult  to  dispose  of  shares  when  desirable.  Also,  the  securities  of  smaller capitalization  companies  traded on the  over-the-counter  market may have fewer  market  makers,  wider  spreads between  their quoted bid and asked prices and lower trading  volumes,  resulting in  comparatively  greater price volatility and less liquidity than exists for securities of larger capitalization companies.

An  additional  risk of  investing  in smaller  emerging  companies  is that  smaller  issuers may face  increased difficulty  in obtaining  the capital  necessary to continue  operations  and thus may go into  bankruptcy,  which could result in a complete  loss of an  investment.  Furthermore,  when the economy  enters into  recession  there tends to be a "flight to quality"  which  exacerbates  the increased  risk and greater price  volatility  normally associated with smaller capitalization companies.

Fixed Income Securities and Money Market Instruments

General.  The Funds may invest in fixed income (debt)  securities.  Fixed income  securities,  including  (but not limited to) bonds,  are used by issuers to borrow  money from  investors.  The issuer pays the investor a fixed or variable rate of interest,  and must repay the amount  borrowed at maturity.  Some debt  securities,  such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The value of fixed income  securities in a Fund's  portfolio  generally  varies inversely with changes in interest rates.  Prices of fixed income  securities  with longer  effective  maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In periods of declining  interest rates,  the yield (the income  generated over a stated period of time) of a Fund that invests in fixed income  securities  may tend to be higher than  prevailing  market rates,  and in periods of rising interest  rates,  the yield of the Fund may tend to be lower.  Also,  when interest rates are falling,  the inflow of net new money to a Fund from the  continuous  sale of its shares will  likely be  invested in  portfolio instruments  producing lower yields than the balance of the Fund's  portfolio,  thereby  reducing the yield of the
Fund.  In periods of rising  interest  rates,  the opposite can be true.  The net asset value of a Fund  investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate.

Fixed-Income  Security  Risk.  Fixed  income  securities  generally  expose the Funds to four  types of risk:  (1)
interest rate risk (the potential for  fluctuations  in bond prices due to changing  interest  rates);  (2) income risk (the potential for a decline in a Fund's income due to falling market interest  rates);  (3) credit risk (the possibility  that a bond issuer will fail to make timely payments of either interest or principal to a Fund);  (4)
prepayment risk or call risk (the likelihood that,  during period of falling interest rates,  securities with high stated interest rates will be prepaid,  or "called" prior to maturity,  requiring a Fund to invest the proceeds at generally lower interest  rates);  and (5) extension risk (the likelihood that as interest rates increase,  slower than  expected  principal  payments may extend the average life of fixed  income  securities,  which will have the effect of locking in a below-market  interest rate,  increasing the security's  duration and reducing the value of the security).

Short-Term  Instruments.  When  the  Funds  experience  large  cash  inflows,  for  example,  through  the sale of securities or of its shares and attractive  investments  are unavailable in sufficient  quantities,  the Funds may hold short-term  investments  (or shares of money market mutual funds) for a limited time pending  availability of such  investments.  In addition,  when in the Advisor's  opinion,  it is advisable to adopt a temporary  defensive position  because  of unusual  and  adverse  market or other  conditions,  up to 100% of the Funds'  assets may be invested in such short-term instruments.

Short-term  instruments  consist of foreign and domestic:  (1) short-term  obligations  of sovereign  governments, their agencies,  instrumentalities,  authorities or political subdivisions;  (2) other investment grade short-term debt securities;  (3) commercial paper; (4) bank obligations,  including negotiable  certificates of deposit, time deposits and banker's  acceptances;  and (5)  repurchase  agreements.  At the time the Funds invest in  commercial paper,  bank obligations or repurchase  agreements,  the issuer or the issuer's parent must have outstanding debt, commercial  paper  or bank  obligations  rated  investment  grade;  or,  if no such  ratings  are  available,  the instrument  must be deemed to be of comparable  quality in the opinion of the Advisor.  These  instruments  may be denominated in US dollars or in foreign currencies.

At the time the Funds invest in commercial  paper,  bank obligations or repurchase  agreements,  the issuer of the issuer's parent must have  outstanding  debt rated A or higher by S&P or Moody's or outstanding  commercial  paper or bank obligations rated A-2 by S&P or Prime-2 by Moody's;  or, if no such ratings are available,  the instrument must be of comparable  quality in the opinion of the Advisor.  These  instruments may be denominated in US dollars or in foreign currencies.

Obligations of Banks and Other Financial  Institutions.  The Funds may invest in US dollar-denominated  fixed rate or variable  rate  obligations  of US or foreign  financial  institutions,  including  banks only when the Advisor determines  that the credit risk with respect to the  instrument is minimal.  Obligations  of domestic and foreign financial  institutions  in which the Funds may invest include (but are not limited to)  certificates  of deposit, bankers'  acceptances,  bank time deposits,  commercial  paper, and other  instruments  issued or supported by the credit of US or foreign financial institutions, including banks.

For purposes of the Funds'  investment  policies  with respect to bank  obligations,  the assets of a bank will be deemed to include the assets of its domestic and foreign  branches.  Obligations  of foreign  branches of US banks and  foreign  banks may be general  obligations  of the parent  bank in  addition  to the  issuing  bank or may be limited  by  the  terms  of a  specific  obligation  and  by  government  regulation.  If the  Advisor  deems  the instruments  to present  minimal  credit  risk,  the Fund may invest in  obligations  of foreign  banks or foreign branches of US banks, which include banks located in the United Kingdom,  Grand Cayman Island,  Nassau,  Japan and
Canada.

Investments in these  obligations  may entail risks that are different from those of investments in obligations of
US domestic banks because of  differences in political,  regulatory  and economic  systems and  conditions.  These risks  include  future  political  and  economic  developments,  currency  blockage,  the possible  imposition  of withholding taxes on interest payments,  possible seizure or  nationalization  of foreign deposits,  difficulty or inability of pursuing  legal  remedies  and  obtaining  judgments in foreign  courts,  possible  establishment  of exchange  controls or the adoption of other  foreign  governmental  restrictions  that might affect  adversely the payment of principal  and interest on bank  obligations.  Foreign  branches of US banks and foreign banks may also be subject to less stringent  reserve  requirements and to different  accounting,  auditing,  reporting and record keeping standards that those applicable to domestic branches of US banks.

Certificates  of Deposit and Bankers'  Acceptances.  The Funds may invest in  certificates of deposit and bankers'
acceptances.  Certificates  of deposit  are  receipts  issued by a  depository  institution  in  exchange  for the deposit of funds.  The issuer  agrees to pay the amount  deposited  plus  interest to the bearer of the receipt on the date specified on the  certificate.  The  certificate  usually can be traded in the secondary  market prior to maturity.

Bankers' acceptances  typically arise from short-term credit arrangements  designed to enable businesses to obtain funds  to  finance  commercial  transactions.  Generally,  an  acceptance  is a time  draft  drawn on a bank by an exporter or an  importer to obtain a stated  amount of funds to pay for  specific  merchandise.  The draft is then
"accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The  acceptance  may then be held by the accepting  bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific  maturity.  Although  maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial  Paper.  Each Fund may invest in  commercial  paper.  The Funds may  invest in fixed  rate or  variable rate commercial paper,  issued by US or foreign entities.  Commercial paper consists of short-term  (usually up to one year)  unsecured  promissory  notes issued by US or foreign  corporations  in order to finance  their  current operations.  Any  commercial  paper  issued by a foreign  entity  corporation  and  purchased by a Fund must be US dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Commercial  paper when  purchased  by a Fund must be rated in the highest  short-term  rating  category by any two
Nationally  Recognized  Statistical  Rating  Organizations  ("NRSRO") (or one NRSRO if that NRSRO is the only such
NRSRO  which  rates such  security)  or, if not so rated,  must be  believed  by the  Advisor to be of  comparable quality.  Investing  in foreign  commercial  paper  generally  involves  risks  similar to those  described  above relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

Variable  Rate Master  Demand  Notes.  The  Emerging  Markets  Debt Fund may also  invest in variable  rate master demand notes.  A variable  amount master  demand note (which is a type of  commercial  paper)  represents a direct borrowing  arrangement  involving  periodically  fluctuating  rates of interest under a letter agreement between a commercial paper issuer and an  institutional  lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

US  Government  Securities.  The  Funds may  invest  its  assets in  securities  issued  or  guaranteed  by the US government, its agencies or instrumentalities.  These securities,  including those which are guaranteed by federal agencies or  instrumentalities,  may or may not be backed by the "full faith and credit" of the United States.  In the case of  securities  not backed by the full faith and credit of the United  States,  it may not be possible to assert a claim  against  the  United  States  itself  in the  event  the  agency  or  instrumentality  issuing  or guaranteeing the security for ultimate  repayment does not meet its  commitments.  Securities which are not backed by the full faith and credit of the United  States  include,  but are not limited to,  securities of the Tennessee
Valley Authority,  Fannie Mae, the US Postal Service and the Resolution  Funding  Corporation  (REFCORP),  each of which has a limited right to borrow from the US Treasury to meet its  obligations,  and  securities of the Federal
Farm Credit  System,  the Federal Home Loan Banks,  the Federal  Home Loan  Mortgage  Corporation  (FHLMC) and the
Student Loan Marketing  Association  (Sallie Mae),  the  obligations of each of which may be satisfied only by the individual  credit of the issuing agency.  Securities  which are backed by the full faith and credit of the United
States include  Treasury bills,  Treasury  notes,  Treasury bonds and  pass-through  obligations of the Government
National Mortgage Association (GNMA), the Farmers Home Administration and the Export-Import Bank.

Custodial  Receipts.  The Funds  may  invest in  custodial  receipts  which are  interests  in  separately  traded interest and principal  component  parts of US government  securities  that are issued by banks or brokerage firms and are  created  by  depositing  US  government  securities  into a special  account  at a  custodian  bank.  The custodian holds the interest and principal  payments for the benefit of the registered  owners of the certificates or receipts.  The custodian  arranges for the issuance of the  certificates or receipts  evidencing  ownership and maintains the  register.  Custodial  receipts  include  Treasury  Receipts  ("TRs"),  Treasury  Investment  Growth
Receipts  ("TIGRs"),  and Certificates of Accrual on Treasury  Securities  ("CATS").  TIGRs and CATS are interests in private  proprietary  accounts  while TRs and STRIPS are  interests  in accounts  sponsored by the US Treasury.
Receipts are sold as zero coupon securities.  See "Zero Coupon Securities and Deferred Interest Bonds."

The Funds may acquire US government  securities  and their  unmatured  interest  coupons that have been  separated
("stripped")  by their holder,  typically a custodian  bank or investment  brokerage  firm.  Having  separated the interest  coupons  from the  underlying  principal  of the US  government  securities,  the holder will resell the stripped  securities in custodial  receipt programs with a number of different  names,  including TIGRs, and CATS.
The stripped coupons are sold separately from the underlying  principal,  which is usually sold at a deep discount because the buyer  receives  only the right to receive a future fixed payment on the security and does not receive any rights to periodic  interest  (cash)  payments.  The  underlying US Treasury  bonds and notes  themselves  are generally held in book-entry form at a Federal  Reserve Bank.  Counsel to the  underwriters of these  certificates or other evidences of ownership of US Treasury  securities  have stated that, in their opinion,  purchasers of the stripped  securities most likely will be deemed the beneficial holders of the underlying US government  securities for  federal tax and  securities  purposes.  In the case of CATS and TIGRS,  the  Internal  Revenue  Service  (the
"IRS") has reached this conclusion for the purpose of applying the tax diversification  requirements applicable to regulated  investment  companies such as the Fund.  CATS and TIGRS are not considered US government  securities by the staff of the  Commission.  Further,  the IRS  conclusion  noted above is contained  only in a general  counsel memorandum,  which is an internal  document  of no  precedential  value or binding  effect,  and a private  letter ruling,  which  also may not be relied  upon by the  Funds.  The Trust is not  aware of any  binding  legislative, judicial or administrative authority on this issue.

Zero Coupon  Securities and Deferred  Interest Bonds. The Funds may invest in zero coupon  securities and deferred interest bonds.  Zero coupon and deferred  interest bonds are debt  obligations  which are issued at a significant discount from face value.  The original  discount  approximates the total amount of interest the bonds will accrue and compound over the period until  maturity or the first interest  accrual date at a rate of interest  reflecting the market rate of the  security at the time of  issuance.  Zero coupon  securities  are redeemed at face value at their  maturity  date  without  interim cash  payments of interest or  principal.  The amount of this  discount is accrued over the life of the  security,  and the accrual  constitutes  the income  earned on the security for both accounting  and tax  purposes.  Because  of these  features,  the  market  prices of zero  coupon  securities  are generally  more volatile than the market  prices of  securities  that have similar  maturity but that pay interest periodically.

While zero coupon  bonds do not require the  periodic  payment of  interest,  deferred  interest  bonds  generally provide for a period of delay  before the regular  payment of interest  begins.  Although  this period of delay is different for each  deferred  interest  bond, a typical  period is  approximately  one-third of the bond's term to maturity.  Such investments  benefit the issuer by mitigating its initial need for cash to meet debt service,  but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

The Funds  will  accrue  income  on such  investments  for tax and  accounting  purposes,  as  required,  which is distributable  to  shareholders  and which,  because no cash is  generally  received at the time of  accrual,  may require the  liquidation  of other  portfolio  securities  to satisfy  the Funds'  distribution  obligations.  See
"Taxes."

Variable Rate Securities.  The Funds may invest in long-term  maturity  securities which are subject to frequently available put option or tender option  features  under which the holder may put the security back to the issuer or its agent at a  predetermined  price  (generally  par) after  giving  specified  notice.  The  interest  rate on a variable rate security  changes at intervals  according to an index or a formula or other standard  measurement as stated in the bond  contract.  One common  method is to calculate  the interest  rate as a percentage  of the rate paid on selected  issues of Treasury  securities  on  specified  dates.  The put option or tender  option right is typically  available to the investor on a weekly or monthly basis although on some demand  securities the investor has a daily right to exercise the put option.  Variable rate securities  with the put option  exercisable on dates on which the  variable  rate  changes are often  called  "variable  rate  demand  notes." The absence of an active secondary  market for  certain  variable  and  floating  rate  notes  could  make it  difficult  to dispose of the instruments,  and the Funds could  suffer a loss if the issuer  defaults or during  periods in which the Funds are not entitled to exercise their demand rights.  See "Illiquid Securities."

Inverse  Floating Rate  Securities.  The interest rate on inverse  floating rate securities  ("inverse  floaters")
resets in the opposite  direction from the market rate of interest to which the inverse  floaters are indexed.  An inverse  floater may be  considered  to be leveraged  to the extent that its  interest  rate varies by a magnitude that exceeds the  magnitude of the change in the index rate of interest.  The higher  degree of leverage  inherent in inverse floaters is associated with greater volatility in their market values.  See "Illiquid Securities."

Yields and Ratings.  The yields on certain  obligations  in which the Funds may invest (such as  commercial  paper and bank  obligations)  are dependent on a variety of factors,  including the ratings of the issue. The ratings of
S&P, Moody's and other recognized rating  organizations  represent their respective  opinions as to the quality of the obligations they undertake to rate.  Ratings,  however,  are general and are not absolute standards of quality or value.  Consequently,  obligations  with the same rating,  maturity and interest rate may have different market prices. See Appendix A for a description of the ratings provided by recognized statistical ratings organizations.

Lower-Rated  Debt  Securities  ("Junk  Bonds" or "High  Yield  Debt  Securities").  The  Funds may  invest in debt securities  rated in the fifth and sixth  long-term  rating  categories  by S&P,  Moody's and Duff & Phelps Credit
Rating  Company,  or comparably  rated by another  NRSRO,  or if not rated by an NRSRO,  of comparable  quality as determined by the Advisor in its sole discretion.

These  securities are considered  speculative  and, while generally  offering  greater income than  investments in higher quality  securities,  involve  greater risk of loss of principal and income,  including the  possibility of default or bankruptcy of the issuers of such  securities,  and have greater price  volatility,  especially  during periods of economic  uncertainty or change.  These lower quality bonds tend to be affected by economic changes and short-term  corporate and industry  developments,  as well as public perception of those changes and developments, to a greater extent than higher quality  securities,  which react  primarily to  fluctuations in the general level of interest rates.

In  addition,  the market for  lower-rated  debt  securities  may be thinner  and less active than that for higher rated debt securities,  which can adversely  affect the prices at which the former are sold. If market  quotations are not available,  lower-rated  debt securities  will be valued in accordance with procedures  established by the
Board of Trustees,  including the use of outside pricing  services.  Judgment plays a greater role in valuing high yield  corporate debt  securities  than is the case for securities for which more external  sources for quotations and last sale information are available.  Adverse publicity and changing  investor  perception may also affect the availability of outside pricing  services to value  lower-rated  debt securities and the Funds' ability to dispose of these securities.  In addition,  such securities  generally present a higher degree of credit risk.  Issuers of lower-rated  debt  securities are often highly  leveraged and may not have more  traditional  methods of financing available  to them so that their  ability to service  their  obligations  during an  economic  downturn  or during sustained  periods of rising  interest  rates may be impaired.  The risk of loss due to default by such issuers is significantly  greater  because below  investment  grade  securities  generally are unsecured and  frequently  are subordinated to the prior payment of senior indebtedness.

Since the risk of default is higher for lower-rated  debt securities,  the Advisor's  research and credit analysis are an  especially  important  part  of  managing  securities  of this  type  held by the  Funds.  In  considering investments  for a Fund,  the Advisor will attempt to identify  those  issuers of high  yielding  debt  securities whose financial  conditions are adequate to meet future  obligations,  have improved or are expected to improve in the future.  The  Advisor's  analysis  focuses on relative  values  based on such  factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

While the market for high yield  corporate debt  securities has been in existence for many years and has weathered previous economic  downturns,  past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.

A Fund may choose, at its expense or in conjunction with others,  to pursue  litigation or otherwise  exercise its rights as a security  holder to seek to protect the interest of security  holders if it  determines  this to be in the interest of that Fund.

Rating  Downgrades.  Subsequent  to its purchase by a Fund,  a rated  security may cease to be rated or its rating may be reduced  below the minimum  rating  required for  purchase by a Fund.  The Advisor  will  consider  such an event in determining  whether a Fund should  continue to hold the security in accordance with the interests of the
Fund and  applicable  regulations  of the SEC.  The  European  Equity Fund will not  continue to hold fixed income securities  that have been  downgraded  below  investment  grade if more than 5% of the Fund's  net  assets  would consist of such securities.

Registered  Loans.  The Funds may invest in loan  obligations  issued or  guaranteed by sovereign  governments  or their  agencies and  instrumentalities.  The  ownership of these loans is registered in the books of an agent bank and/or the borrower,  and transfers of ownership are effected by assignment  agreements.  Documentation  for these assignments  includes a signed notice of assignment,  which is sent to the agent and/or borrower for  registration shortly after the  execution of the  assignment  agreement.  Prior to the notice of  assignment  being  registered with the agent and/or  borrower,  the  borrower or its agent will make any  payments of principal  and interest to the last registered owner.

Given the volume of secondary  market trading in registered  loans,  the agent and/or  borrower's books may be out of date,  making it difficult  for a Fund to establish  independently  whether the seller of a registered  loan is the owner of the loan.  For this reason,  each Fund will require a  contractual  warranty  from the seller to this effect.  In addition,  to assure the Funds'  ability to receive  principal  and interest  owed to it but paid to a prior holder because of delays in  registration,  each Fund will purchase  registered loans only from parties that agree to pay the amount of such  principal and interest to each Fund upon demand after the  borrower's  payment of such principal and interest to any prior holder has been established.

Generally,  registered  loans trade in the secondary  market with interest (i.e.,  the right to accrued but unpaid interest is transferred to  purchasers).  Occasionally,  however,  the Fund may sell a registered  loan and retain the right to such  interest  ("sell a loan  without  interest").  To assure  each Fund's  ability to receive  such interest,  each Fund will make such sales only to parties  that agree to pay the amount of such  interest  to each
Fund upon demand  after the  borrower's  payment of such  interest to any  subsequent  holder of the loan has been established.  In this rare situation,  each Fund's ability to receive such interest (and, therefore,  the value of shareholders'  investments in the Fund attributable to such interest) will depend on the  creditworthiness of both the borrower and the party who purchased the loan from each Fund.

To further assure the Funds' ability to receive  interest and principal on registered  loans,  the Funds will only purchase  registered loans from, and sell loans without interest to, parties  determined to be creditworthy by the
Advisor. For purposes of the Funds' issuer  diversification and industry  concentration  policies,  each Fund will treat  the  underlying  borrower  of a  registered  loan as an issuer of that  loan.  Where the Funds  sell a loan without  interest,  they will treat both the  borrower  and the  purchaser  of the loan as issuers for purposes of this policy.

Other  Debt  Obligations.  The  Funds  may  invest in  deposits,  bonds,  notes  and  debentures  and  other  debt obligations  that at the time of purchase have, or are comparable in priority and security to other  securities of such issuer which have, outstanding  short-term  obligations meeting the above short-term rating requirements,  or if there are no such short-term ratings, are determined by the Advisor to be of comparable quality.

Derivative Securities

General.  The Funds may invest in various  instruments  that are commonly  known as  "derivatives."  Generally,  a derivative  is a  financial  arrangement,  the  value of which is based  on,  or  "derived"  from,  a  traditional security,  asset or market index. Some "derivatives" such as  mortgage-related  and other asset-backed  securities are in many respects like any other  investment,  although they may be more volatile  and/or less liquid than more traditional  debt  securities.  There are, in fact, many different types of derivatives and many different ways to use them.  For  example,  the Funds may use  futures  and  options as a low-cost  method of gaining  exposure to a particular  securities market without investing directly in those securities,  for speculative  purposes,  and for traditional  hedging  purposes  to  attempt to  protect  the Funds  from  exposure  to  changing  interest  rates, securities prices or currency exchange rates and for cash management or other investment purposes.

There is a range of risks  associated  with those  uses.  The use of  derivatives  may result in  leverage,  which tends to magnify the effects of an  instrument's  price changes as market  conditions  change.  Leverage  involves the use of a small amount of money to control a large amount of financial assets,  and can in some  circumstances, lead to significant  losses.  The Funds will limit the leverage  created by its use of derivatives  for investment purposes by "covering"  such positions as required by the SEC. The Advisor may use  derivatives  in  circumstances where the Advisor  believes  they offer an  economical  means of gaining  exposure to a  particular  asset  class.
Derivatives  will not be used to  increase  portfolio  risk  above the level  that  could be  achieved  using only traditional  investment  securities  or to acquire  exposure to changes in the value of assets or indexes  that by themselves  could  not be  purchased  for the  Funds.  The use of  derivatives  for  non-hedging  purposes  may be considered speculative.

The Funds'  investment  in options,  futures or forward  contracts,  swaps and similar  strategies  (collectively,
"derivatives")  depends on the  Advisor's  judgment as to the  potential  risks and rewards of different  types of strategies.  Derivatives  can be volatile  investments  and may not perform as expected.  If the Advisor applies a hedge at an  inappropriate  time or judges price trends  incorrectly,  derivative  strategies may lower the Funds'
return.  A Fund could also  experience  losses if the prices of its derivative  positions  were poorly  correlated with its other  investments,  or if it could not close out its positions because of an illiquid  secondary market.
Options and futures  traded on foreign  exchanges  generally  are not regulated by US  authorities,  and may offer less liquidity and less protection to a Fund in the event of default by the other party to the contract.

Derivative Securities:  Options

Options on  Securities.  The Funds may  purchase  and write  (sell) put and call  options  on  securities.  A call option gives the  purchaser of the option the right (but not the  obligation)  to buy, and obligates the writer to sell,  the  underlying  security at the  exercise  price at any time during the option  period.  Similarly,  a put option gives the purchaser of the option the right (but not the  obligation)  to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

The Funds may  write  (sell)  covered  call and put  options  to a  limited  extent  on its  portfolio  securities
("covered  options") in an attempt to increase  income through the premiums it receives for writing the option(s).
However,  in return for the premium,  the Funds may forgo the benefits of  appreciation  on securities sold or may pay more than the market price on securities  acquired  pursuant to call and put options written by the Funds. All options written by the Funds are "covered."

A call option  written by a Fund is "covered"  if that Fund owns the  underlying  security  covered by the call or has an absolute and  immediate  right to acquire that  security  without  additional  cash  consideration  (or for additional cash consideration  held in a segregated  account) upon conversion or exchange of other securities held in its  portfolio.  A call option is also  covered if a Fund holds a call option on the same  security  and in the same  principal  amount as the written  call  option  where the  exercise  price of the call option so held (a) is equal to or less than the exercise  price of the written call option or (b) is greater than the exercise  price of the written call option if the difference is segregated by the Fund in cash or liquid securities.

When a Fund writes a covered call  option,  it gives the  purchaser of the option the right to buy the  underlying security at the price  specified in the option (the "exercise  price") by exercising the option at any time during the option  period.  If the option  expires  unexercised,  that Fund will realize income in an amount equal to the premium  received  for writing the option.  If the option is  exercised,  a decision  over which the Funds have no control,  the Funds must sell the  underlying  security to the option holder at the exercise  price.  By writing a covered  call  option,  a Fund  forgoes,  in exchange for the premium less the  commission  ("net  premium"),  the opportunity  to profit  during the option period from an increase in the market value of the  underlying  security above the exercise  price.  In addition,  a Fund may continue to hold a security  which might  otherwise have been sold to protect against depreciation in the market price of the security.

A put option written by a Fund is "covered" when,  among other things,  cash or liquid  securities are placed in a segregated  account to fulfill the obligations  undertaken.  When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying  security to the Fund at the specified  exercise price at any time  during the option  period.  If the option  expires  unexercised,  the Funds will  realize  income in the amount of the net  premium  received  for  writing the option.  If the put option is  exercised,  a decision  over which the Funds have no control,  the Funds must  purchase the  underlying  security from the option holder at the exercise price.  By writing a covered put option,  a Fund, in exchange for the net premium  received,  accepts the risk of a decline in the market value of the underlying security below the exercise price.

A Fund may  terminate  its  obligation as the writer of a call or put option by purchasing an option with the same exercise  price and  expiration  date as the option  previously  written.  This  transaction  is called a "closing purchase  transaction."  A Fund will  realize a profit or loss on a closing  purchase  transaction  if the  amount paid to purchase an option is less or more,  as the case may be, than the amount  received  from the sale thereof.
To close out a position as a purchaser  of an option,  a Fund may enter into a "closing  sale  transaction"  which involves  liquidating a Fund's position by selling the option previously  purchased.  Where a Fund cannot effect a closing  purchase  transaction,  it may be forced to incur  brokerage  commissions  or dealer  spreads  in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

The  current  market  value of a traded  option is the last sale  price or,  in the  absence  of a sale,  the mean between the closing bid and asked  price.  If an option  expires on its  stipulated  expiration  date or if a Fund enters  into a closing  purchase  transaction,  that  Fund  will  realize a gain (or loss if the cost of a closing purchase  transaction  exceeds the premium  received when the option was sold), and the deferred credit related to such option will be  eliminated.  If a call option is exercised,  a Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.

The Funds may also  purchase  call and put  options  on any  securities  in which  they may  invest.  A Fund would normally  purchase a call  option in  anticipation  of an  increase in the market  value of such  securities.  The purchase of a call option  would  entitle a Fund,  in exchange for the premium  paid,  to purchase a security at a specified  price during the option  period.  A Fund would  ordinarily  have a gain if the value of the  securities increased  above the exercise  price  sufficiently  to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally  purchase put options in  anticipation of a decline in the market value of securities in its portfolio  ("protective  puts") or  securities  of the type in which it is permitted to invest.  The purchase of a put option would entitle A Fund,  in exchange for the premium  paid,  to sell a security,  which may or may not be held by the Fund at a specified  price  during the option  period.  The  purchase of  protective  puts is designed merely to offset or hedge  against a decline in the market  value of a Fund.  Put options also may be purchased by a Fund for the purpose of  affirmatively  benefiting  from a decline in the price of securities that the Fund does not own. A Fund would  ordinarily  recognize a gain if the value of the  securities  decreased  below the exercise price  sufficiently to cover the premium and would recognize a loss if the value of the securities  remained at or above the exercise  price.  Gains and losses on the purchase of protective  put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of  trading  for  options  on  securities  may not  conform  to the hours  during  which the  underlying securities  are  traded.  To the extent  that the option  markets  close  before the  markets  for the  underlying securities,  significant price and rate movements can take place in the underlying  securities markets that cannot be  reflected  in the option  markets.  It is  impossible  to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Funds may enter into  closing  transactions  in order to offset an open option  position  prior to exercise or expiration  by selling an option it has  purchased  or by entering  into an  offsetting  option.  If a Fund cannot effect  closing  transactions,  it may have to retain a  security  in its  portfolio  it would  otherwise  sell or deliver a security it would  otherwise  retain.  The Funds may  purchase  and sell  options  traded on  recognized foreign  exchanges.  The Funds may also  purchase  and sell  options  traded on US  exchanges  and,  to the extent permitted by law, options traded over-the-counter.

The Funds may also engage in options transactions in the  over-the-counter  ("OTC") market with broker-dealers who make  markets in these  options.  The Funds will  engage in OTC  options  only with  broker-dealers  deemed by the
Advisor  to  be  creditworthy.  The  ability  to  terminate  OTC  option  positions  is  more  limited  than  with exchange-traded  option  positions  because the predominant  market is the issuing broker rather than an exchange, and may  involve  the  risk  that  broker-dealers  participating  in such  transactions  will  not  fulfill  their obligations.  To reduce this risk,  the Funds will purchase  such options only from a counter  party  approved for these  purposes by the  Advisor.  The Advisor  will  monitor the  creditworthiness  of dealers with whom the Funds enter into such options transactions.

Options  on  Securities  Indices.  The Funds may also  purchase  and  write  exchange-listed  and OTC put and call options on  securities  indices.  A securities  index  measures the movement of a certain  group of  securities by assigning relative values to the securities  included in the index,  fluctuating with changes in the market values of the securities  included in the index.  Some securities  index options are based on a broad market index,  such as the NYSE Composite  Index,  or a narrower  market index such as the Standard & Poor's 100.  Indices may also be based on a particular industry or market segment.

Options on  securities  indices are similar to options on  securities  except  that (1) the  expiration  cycles of securities  index options are monthly,  while those of securities  options are  currently  quarterly,  and (2) the delivery  requirements  are  different.  Instead of giving the right to take or make  delivery of  securities at a specified  price,  an  option on a  securities  index  gives the  holder  the  right to  receive a cash  "exercise settlement  amount" equal to (a) the amount,  if any, by which the fixed  exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the  underlying  index on the date of  exercise,  multiplied  by (b) a fixed  "index  multiplier."  Receipt of this cash  amount will depend upon the closing  level of the  securities  index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise  price of the index and the exercise  price of the option times a specified multiple.  The writer of the option is obligated,  in return for the premium received,  to make delivery of this amount.  Securities  index options may be offset by entering into closing  transactions as described above for securities options.

As discussed in "Options on  Securities,"  the Funds would normally  purchase a call option in  anticipation of an increase in the market  value of the  relevant  index.  The  purchase of a call option  would  entitle a Fund,  in exchange  for the premium  paid,  to receive upon  exercise a cash payment  based on the level of the index on the exercise date. A Fund would  ordinarily  have a gain if the value of the index  increased above the exercise price sufficiently  to cover the  premium  and would  have a loss if the  value of the  index  remained  at or below the exercise price during the option period.

As discussed in "Options on Securities," the Funds would normally  purchase  "protective  puts" in anticipation of a decline in the market  value of the  relevant  index.  The  purchase of a put option  would  entitle a Fund,  in exchange  for the premium  paid,  to receive upon  exercise a cash payment  based on the level of the index on the exercise  date.  The purchase of  protective  puts is generally  designed to offset or hedge  against a decline in the  market  value of the index.  A Fund would  ordinarily  recognize  a gain if the value of the index  decreased below the exercise price  sufficiently  to cover the premium and would  recognize a loss if the value of the index remained at or above the exercise  price.  Gains and losses on the purchase of  protective  put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option  depends upon  movements in the level of the index rather than the price of a particular  security,  whether a Fund will  realize a gain or loss from the  purchase  or writing of options on an index  depends upon  movements in the level of securities  prices in the  securities  market  generally or, in the case of certain  indices,  in an industry or market  segment,  rather than  movements in the price of a particular security.  Accordingly,  successful  use by the Funds of  options  on  securities  indices  will be subject to the
Advisor's  ability to predict  correctly  movements in the direction of the  securities  market  generally or of a particular  industry.  This requires  different  skills and  techniques  than  predicting  changes in the price of individual securities.

Options on securities  indices  entail risks in addition to the risks of options on  securities.  The absence of a liquid  secondary  market to close out  options  positions  on  securities  indices  may be more  likely to occur, although the Funds  generally  will only  purchase or write such an option if the Advisor  believes the option can be closed out.  Use of options on  securities  indices  also  entails the risk that trading in such options may be interrupted if trading in certain  securities  included in the index is  interrupted.  The Funds will not purchase such options  unless the Advisor  believes the market is  sufficiently  developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Funds'  portfolio may not correlate  precisely with movements in the level of an index and, therefore,  the use of  options  on  indices  cannot  serve as a complete  hedge.  Because  options on  securities indices  require  settlement  in cash,  the  Advisor  may be  forced to  liquidate  portfolio  securities  to meet settlement  obligations.  The Funds'  activities in index options may also be  restricted by the  requirements  of the Code for qualification as a regulated investment company.

In  addition,  the hours of trading for  options on the  securities  indices  may not conform to the hours  during which the  underlying  securities  are traded.  To the extent that the option markets close before the markets for the  underlying  securities,  significant  price and rate  movements can take place in the  underlying  securities markets that cannot be reflected in the option  markets.  It is  impossible  to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Options  on  Foreign  Securities  Indices.  The Funds may  purchase  and write  put and call  options  on  foreign securities  indices listed on domestic and foreign  securities  exchanges.  The Funds will write call options only if they are "covered."  The Funds may also purchase and write OTC options on foreign securities indices.

The Funds  may,  to the  extent  allowed  by  federal  and state  securities  laws,  invest in  options  on non-US securities indices instead of investing  directly in individual non-US securities.  The Funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Yield  Curve  Options.  The Funds may enter into  options on the yield  spread or yield  differential  between two securities.  These  options  are  referred  to as yield curve  options.  In contrast to other types of options,  a yield  curve  option is based on the  difference  between  the yields of  designated  securities,  rather than the prices of the individual securities,  and is settled through cash payments.  Accordingly,  a yield curve option is profitable  to the holder if this  differential  widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spreadlocks.  The  Funds  may  enter  into  spreadlocks.  A  spreadlock  is a form of swap  contract  which  is an exchange  of a one-time  cash  payment  between a Fund and another  party  which is based on a specific  financial index.  A spreadlock  allows an interest rate swap user to lock in the forward  differential  between the interest rate swap rate and the yield of the government  bond  underlying the swap.  Essentially,  a spreadlock  allows the investor to buy or sell the spread  forward by entering  into a forward  contract  on the swap spread  (i.e.,  the spread  between  the  government  yield  and the swap  rate  (or  yield))  for a given  maturity.  The  price of a spreadlock  is  determined  by the  yield  spread  between a forward  starting  fixed/floating  swap and a forward transaction  in a  government  bond.  The value of the swap is adjusted  daily and the change in value is recorded as unrealized  appreciation or depreciation up until the agreement  matures at which time the cash payment,  based on the value of the swap on the maturity date, is exchanged between the two parties.

Derivative Securities:  Futures Contracts and Options on Futures Contracts

General.  The Funds may enter into futures contracts on securities,  securities  indices,  foreign  currencies and interest  rates,  and purchase and write (sell)  options  thereon which are traded on exchanges  designated by the
Commodity  Futures  Trading  Commission  (the  "CFTC")  or,  if  consistent  with  CFTC  regulations,  on  foreign exchanges.  These futures  contracts are standardized  contracts for the future delivery of, among other things, a commodity,  a foreign currency,  an interest rate sensitive security or, in the case of index futures contracts or certain other futures  contracts,  a cash settlement with reference to a specified  multiplier times the change in the index.  An option on a futures  contract  gives the  purchaser  the right,  in return for the premium paid, to assume a position in a futures contract.

The  Funds  will  engage  in  futures  and  related  options  transactions  only for bona  fide  hedging  or other non-hedging  purposes  as  permitted  by  CFTC  regulations  which  permit  principals  of an  investment  company registered  under the 1940 Act to engage in such  transactions  without  registering as commodity pool  operators.
The Funds may,  for  example,  enter into  futures  contracts  and  options on futures  contracts  on  securities, securities  indices and  currencies  to manage its  exposure  to  changing  interest  rates,  security  prices and currency  exchange  rates or as an efficient  means of managing  allocations  between asset  classes.  All futures contracts  entered  into by the Funds are  traded  on US  exchanges  or  boards  of trade  that are  licensed  and regulated  by the CFTC or on foreign  exchanges  approved  by the CFTC.  The Funds will  determine  that the price fluctuations in the futures contracts and options on futures used for hedging purposes are  substantially  related to price  fluctuations  in securities or  instruments  held by the Funds or securities or  instruments  which they expect to purchase.  Aggregate  initial  margin and  premiums  required to  establish  positions  other than those considered by the CFTC to be "bona fide  hedging" will not exceed 5% of each Fund's net asset value,  after taking into account unrealized profits and unrealized losses on any such contracts.

The Funds' futures  transactions may be entered into for traditional  hedging purposes -- i.e.,  futures  contracts will be sold to  protect  against  a  decline  in the  price of  securities  (or the  currency  in which  they are denominated)  that a Fund owns or futures  contracts  will be  purchased  to protect a Fund against an increase in the price of  securities  (or the currency in which they are  denominated)  that a Fund  intends to  purchase.  As evidence of this hedging  intent,  each Fund  expects  that,  on 75% or more of the  occasions on which it takes a long futures or option position (involving the purchase of futures contracts),  each Fund will have purchased,  or will be in the process of  purchasing,  equivalent  amounts of related  securities  (or assets  denominated in the related  currency) in the cash market at the time when the futures or option position is closed out.  However,  in particular  cases,  when it is  economically  advantageous  for a Fund to do so, a long  futures  position  may be terminated or an option may expire without the  corresponding  purchase of securities or other assets.  A Fund may not invest more than 25% of its total assets in purchased protective put options.

The successful use of futures  contracts and options  thereon draws upon the Advisor's  skill and experience  with respect to such  instruments and are subject to special risk  considerations.  A liquid  secondary  market for any futures or options  contract may not be available  when a futures or options  position is sought to be closed.  In addition,  there may be an  imperfect  correlation  between  movements  in the  securities  or currency in a Fund.
Successful  use of  futures  or  options  contracts  is  further  dependent  on the  Advisor's  ability to predict correctly  movements  in the  securities  or  foreign  currency  markets  and no  assurance  can be given that its judgment will be correct.

Futures  Contracts.  Futures  contracts  are  contracts  to  purchase  or sell a  fixed  amount  of an  underlying instrument,  commodity or index at a fixed time and place in the future.  US futures  contracts have been designed by exchanges which have been  designated  "contract  markets" by the CFTC, and must be executed  through a futures commission  merchant,  or brokerage firm,  which is a member of the relevant  contract market.  Futures  contracts trade on a number of  exchange  markets,  and,  through  their  clearing  corporations,  the  exchanges  guarantee performance  of the  contracts  as  between  the  clearing  members  of the  exchange.  The Funds  may enter  into contracts for the purchase or sale for future delivery of fixed-income or equity securities,  foreign  currencies, or  financial  indices  including  any  index of US or  foreign  securities,  US  government  securities,  foreign government  securities,  or corporate debt  securities.  Futures  contracts on foreign  currencies may be used for speculative purposes or to hedge the value of securities that are denominated in foreign currencies.

At the same time a futures  contract is entered  into, a Fund must  allocate  cash or liquid  securities as a good faith deposit to maintain the position ("initial  margin").  Daily thereafter,  the futures contract is valued and the  payment of  "variation  margin" may be  required,  since each day a Fund would  provide or receive  cash that reflects any decline or increase in the contract's value.

Although  futures  contracts (other than those that settle in cash, such as index futures) by their terms call for the actual  delivery or  acquisition  of the instrument  underlying  the contract,  in most cases the  contractual obligation is fulfilled by offset before the date of the contract  without  having to make or take delivery of the instrument  underlying the contract.  The offsetting of a contractual  obligation is accomplished by entering into an opposite  position in an identical  futures contract on the commodities  exchange on which the futures contract was entered into (or a linked  exchange)  calling for  delivery in the same month.  Such a  transaction,  which is effected  through a member of an  exchange,  cancels the  obligation  to make or take  delivery of the  instrument underlying the contract.  Since all  transactions  in the futures market are made,  offset or fulfilled  through a clearinghouse  associated  with the exchange on which the contracts are traded,  a Fund will incur  brokerage fees when it enters into futures contracts.

One purpose of the  acquisition or sale of a futures  contract,  in cases where a Fund holds or intends to acquire fixed-income  or equity  securities,  is to attempt to protect a Fund from  fluctuations  in  interest  or foreign exchange rates or in securities  prices without  actually buying or selling  fixed-income or equity  securities or foreign  currencies.  For example,  if interest rates were expected to increase (which thus would cause the prices of debt securities to decline),  a Fund might enter into futures  contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt  securities  owned by the Fund.
If interest  rates did increase,  the value of the debt security in the Fund would  decline,  but the value of the futures contracts to the Fund would increase at approximately  the same rate,  thereby keeping the net asset value of the Fund from  declining  as much as it  otherwise  would  have.  A Fund could  accomplish  similar  results by selling  debt  securities  and  investing  in bonds with short  maturities  when  interest  rates are  expected to increase.  However,  since the futures  market is more liquid than the cash market,  the use of futures  contracts as an investment  technique  allows a Fund to maintain a defensive  position  without having to sell its portfolio securities.

Similarly,  when it is expected that interest rates may decline (thus  increasing  the value of debt  securities), futures  contracts  may be purchased to attempt to hedge  against  anticipated  purchases  of debt  securities  at higher  prices.  Since the  fluctuations  in the value of  futures  contracts  should be  similar to those of debt securities,  a Fund could take advantage of the anticipated rise in the value of debt securities  without actually buying them until the market had  stabilized.  At that time, the futures  contracts could be liquidated and a Fund could  then  buy  debt  securities  on the  cash  market.  The  segregated  assets  maintained  to  cover a Fund's obligations  with respect to such futures  contracts will consist of cash or liquid  securities in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate value of the initial and variation margin payments made by a Fund with respect to such futures contracts.

The ordinary  spreads  between  prices in the cash and futures  market,  due to differences in the nature of those markets,  are subject to  distortions.  First,  all  participants in the futures market are subject to initial and variation  margin  requirements.  Rather than meeting  additional  variation  margin  requirements,  investors may close futures contracts through offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the liquidity of the futures  market  depends on most  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent that many participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus  producing  distortion.  Third, from the point of view of  speculators,  the margin  requirements  in the  futures  market are less  onerous  than margin  requirements in the securities market.  Therefore,  increased  participation by speculators in the futures market may cause  temporary  price  distortions.  Due to the  possibility  of  distortion,  a correct  forecast of securities  price,  general interest rate or currency  exchange rate trends by the Advisor may still not result in a successful transaction.

In  addition,  futures  contracts  entail  significant  risks.  Although  the  Advisor  believes  that use of such contracts will benefit the Funds, if the Advisor's  investment  judgment about the general direction of securities prices,  currency rates,  interest rates or an index is incorrect,  a Fund's overall  performance  would be poorer than if it had not entered into any such contract.  For example,  if a Fund has hedged against the  possibility of an increase in interest  rates or a decrease  in an index  which would  adversely  affect the value of  securities held in its portfolio and interest  rates  decrease or securities  prices  increase  instead,  that Fund will lose part or all of the  benefit of the  increased  value of its  securities  which it has hedged  because it will have offsetting losses in its futures  positions.  In addition,  in such situations,  if a Fund has insufficient  cash, it may have to sell  securities  from its portfolio to meet daily  variation  margin  requirements.  Such sales of securities may be, but will not  necessarily be, at increased  prices which reflect the rising market.  A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Futures  Contracts on  Securities  Indices.  The Funds may also enter into  futures  contracts  providing  for the making  and  acceptance  of a cash  settlement  based  upon  changes  in the  value of an  index  of US or  non-US securities.  Index futures may be used for speculative  purposes,  as a low-cost  method of gaining  exposure to a particular  securities  market  without  investing  directly in those  securities or to hedge against  anticipated future  changes in general market prices which  otherwise  might either  adversely  affect the value of securities held by a Fund or  adversely  affect the prices of  securities  which are intended to be purchased at a later date for a Fund or as an efficient means of managing  allocation  between asset classes.  An index futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging  purposes,  each  transaction  in futures  contracts  on a  securities  index  involves  the establishment  of a position  which,  the  Advisor  believes,  will move in a  direction  opposite  to that of the investment  being hedged.  If these hedging  transactions are successful,  the futures  positions taken for a Fund will rise in value by an amount  which  approximately  offsets  the  decline in value of the portion of the Fund's investments  that  are  being  hedged.  Should  general  market  prices  move in an  unexpected  manner,  the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Options on Futures  Contracts  (Including  Futures  Contracts on Securities  Indices).  The Funds may purchase and write  (sell)  options on  futures  contracts  for  speculative  or hedging  purposes.  For  example,  as with the purchase of futures  contracts,  when a Fund is not fully  invested,  it may purchase a call option on an interest rate sensitive  futures  contract to hedge against a potential  price increase on debt securities due to declining interest rates.

The purchase of a call option on a futures  contract is similar in some  respects to the purchase of a call option on an index or  individual  security.  Depending on the pricing of the option  compared to either the price of the futures  contract  upon which it is based or the price of the  underlying  debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures  contract may  constitute a partial  hedge against  declining  prices of the  underlying  portfolio  securities  which are the same as or correlate  with the security or foreign  currency futures  contract that is deliverable upon exercise of the option on that futures  contract.  If the futures price at expiration of the option is below the exercise  price  specified in the option,  the Funds will retain the full amount of the net premium (the  premium  received for writing the option less any  commission),  which  provides a partial hedge against any decline that may have occurred in the Funds' holdings.

The writing of a put option on an index  futures  contract  may  constitute  a partial  hedge  against  increasing prices of the  underlying  securities  or foreign  currency  that are  deliverable  upon  exercise  of the futures contract.  If the  futures  price at  expiration  of the option is higher  than the  exercise  price,  a Fund will retain the full amount of the option net  premium,  which  provides a partial  hedge  against any  increase in the price of securities that that Fund intends to purchase.

If a put or call option a Fund has written is  exercised,  that Fund will incur a loss that will be reduced by the amount of the net premium it receives.  Depending  on the degree of  correlation  between  changes in the value of its  portfolio  securities  and  changes in the value of its futures  positions,  a Fund's  losses  from  existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures  contract  with respect to an index is similar in some  respects to the purchase of a call or  protective  put option on an index.  For  example,  a Fund may purchase a put option on an index futures contract to hedge against the risk of declining securities values.

The amount of risk a Fund assumes when it  purchases  an option on an index  futures  contract is the premium paid for the option plus  related  transaction  costs.  In addition  to the  correlation  risks  discussed  above,  the purchase of such an option also  entails the risk that  changes in the value of the  underlying  futures  contract will not be fully reflected in the value of the option purchased.

Derivative Securities:  Swap Agreements

General.  The Funds may enter  into  swaps  relating  to  indices,  currencies,  interest  rates,  equity and debt interests  without  limit.  A swap  transaction  is an  agreement  between  a Fund and a  counter  party to act in accordance  with the terms of the swap  contract.  Interest rate swaps involve the exchange by a Fund with another party of their respective  commitments to pay or receive interest,  such as an exchange of fixed rate payments for floating rate payments.  Mortgage  swaps are similar to interest rate swaps in that they represent  commitments to pay and receive  interest.  The  notional  principal  amount,  however,  is tied to a  reference  pool or pools of mortgages.  Index swaps involve the exchange by a Fund with another party of the respective  amounts  payable with respect to a notional  principal  amount  related to one or more indexes.  Currency  swaps involve the exchange of cash flows on a notional  amount of two or more currencies  based on their relative future values.  An equity swap is an  agreement  to  exchange  streams of  payments  computed  by  reference  to a notional  amount  based on the performance  of a basket  of  stocks  or a single  stock.  The  purchase  of an  interest  rate cap  entitles  the purchaser,  to the extent that a specified  index exceeds a  predetermined  interest  rate, to receive  payment of interest  on a notional  principal  amount from the party  selling  such  interest  rate cap.  The  purchase of an interest  rate floor  entitles the  purchaser,  to the extent that a specified  index falls below a  predetermined interest  rate,  to receive  payments  of  interest  on a notional  principal  amount  from the party  selling the interest rate floor.  An interest  rate collar is the  combination  of a cap and a floor that  preserves a certain return within a predetermined range of interest rates.

The Funds may enter into these  transactions to preserve a return or spread on a particular  investment or portion of its  assets,  to protect  against  currency  fluctuations,  as a duration  management  technique  or to protect against any increase in the price of securities  the Funds  anticipate  purchasing at a later date.  The Funds may also use such  transactions  for  speculative  purposes,  such as to obtain  the price  performance  of a security without actually  purchasing the security in circumstances,  for example,  where the subject security is illiquid, is  unavailable  for direct  investment  or available  only on less  attractive  terms.  Swaps have special  risks associated  including  possible  default by the counterpart to the  transaction,  illiquidity and, where swaps are used as  hedges,  the risk that the use of a swap  could  result in losses  greater  than if the swap had not been employed.  See "Illiquid Securities."

The Funds will  usually  enter into swaps on a net basis (i.e.  the two  payment  streams are netted out in a cash settlement on the payment date or dates specified in the agreement,  with a Fund receiving or paying,  as the case may be,  only the net  amount of the two  payments).  Swaps do not  involve  the  delivery  of  securities,  other underlying  assets  or  principal.  Accordingly,  the risk of loss with  respect  to swaps is  limited  to the net amount of payments  that a Fund is  contractually  obligated  to make or receive.  If the counter  party to a swap defaults,  a Fund's risk of loss consists of the net amount of payments that a Fund is  contractually  entitled to receive.  Where swaps are entered into for good faith hedging  purposes,  the Advisor believes such obligations do not constitute  senior securities under the 1940 Act and,  accordingly,  will not treat them as being subject to a
Fund's  borrowing  restrictions.  Where  swaps are  entered  into for other  than  hedging  purposes,  a Fund will segregate  an  amount  of cash or other  liquid  securities  having a value  equal to the  accrued  excess  of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap  agreements  will be successful in furthering its investment  objective will depend on the
Advisor's  ability to  correctly  predict  whether  certain  types of  investments  are likely to produce  greater returns than other  investments.  Certain swap  agreements  may be considered to be illiquid  because they are two party  contracts  and because they may have terms of greater than seven days.  Moreover,  a Fund bears the risk of loss of the amount  expected to be received  under a swap agreement in the event of the default or bankruptcy of a swap agreement  counter party.  In addition,  the Funds will enter into swap  agreements only with counter parties that would be eligible for  consideration  as repurchase  agreement  counter  parties under the Funds'  repurchase agreement  guidelines.  Certain  restrictions imposed on the Funds by the Code may limit the Funds' ability to use swap  agreements.  The swaps market is a relatively  new market and is largely  unregulated.  It is possible  that developments in the swaps market,  including  potential  government  regulation,  could adversely  affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain  swap  agreements  are  exempt  from most  provisions  of the  Commodity  Exchange  Act (the  "CEA")  and,
therefore,  are not regulated as futures or commodity option  transactions  under the CEA, pursuant to regulations approved by the CFTC  effective  February  22,  1993.  To qualify for this  exemption,  a swap  agreement  must be entered into by eligible  participants,  which includes the  following,  provided the  participant's  total assets exceed  established  levels:  a bank or trust company,  savings  association or credit union,  insurance  company,
investment  company  subject  to  regulation  under  the  1940 Act,  commodity  pool,  corporation,   partnership,
proprietorship,  organization,  trust or other entity, employee benefit plan, governmental entity,  broker-dealer, futures  commission  merchant,  natural person, or regulated  foreign person. To be eligible,  natural persons and most other  entities must have total assets  exceeding  $10 million;  commodity  pools and employee  benefit plans must have asset  exceeding $5 million.  In addition,  an eligible  swap  transaction  must meet three  conditions.
First,  the swap agreement may not be part of a fungible  class of agreements  that are  standardized  as to their material economic terms.  Second, the  creditworthiness of parties with actual or potential  obligations under the swap agreement must be a material  consideration  in entering into or determining the terms of the swap agreement, including pricing,  cost or credit  enhancement  terms.  Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive,  and participants may continue to rely on existing  exclusions for swaps, such as the Policy Statement issued in July 1989 which  recognized a "safe harbor" for swap  transactions  from regulation as futures or commodity  option  transactions  under the CEA or its regulations.  The Policy Statement  applies to swap transactions  settled in cash that: (1) have individually  tailored terms; (2) lack exchange style offset and the use of a clearing  organization or margin system;  (3) are undertaken in conjunction  with a line of business;
and (4) are not marketed to the public.

The Funds will not enter into any swap, cap or floor transaction  unless the unsecured  commercial  paper,  senior debt or the  claims-paying  ability  of the other  party  thereto  is  considered  to be  investment  grade by the
Advisor.  If there is a default by the other party to such a transaction,  a Fund will have  contractual  remedies pursuant to the agreements  related to the  transaction.  The swap market has grown  substantially in recent years with a large number of banks and  investment  banking  firms  acting both as  principals  and as agents  utilizing standardized  swap  documentation.  As a result,  the swap market has become  relatively liquid in comparison with the markets for other similar  instruments  which are traded in the interbank market.  See "Illiquid  Securities."
Restrictions adopted by the CFTC may in the future restrict the Fund's ability to enter into swap transactions.

Derivative Securities:  Hedging Strategies

Hedging  Strategies.  The Funds may use certain  strategies  designed to adjust the overall risk of its investment portfolio.  These  "hedging"  strategies  involve  derivative  contracts,  including  (but not limited to) futures contracts and  exchange-traded  put and call options on such futures  contracts.  New financial  products and risk management  techniques  continue  to be  developed  and may be used  if  consistent  with  the  Funds'  investment objectives and policies.  Among other  purposes,  these hedging  strategies may be used to effectively  maintain a desired portfolio duration or to protect against market risk.

The Funds  might  not use any  hedging  strategies,  and there can be no  assurance  that any  strategy  used will succeed.  If the Advisor is incorrect in its judgment on market values,  interest  rates,  currency rates or other economic  factors  in  using  a  hedging  strategy,  a Fund  may  have  lower  net  income  and a net  loss on the investment.  Each of these strategies involves certain risks, which include:

o        the fact that the skills  needed to use hedging  instruments  are  different  from those needed to select securities for a Fund;

o        the  possibility  of  imperfect  correlation,  or even no  correlation,  between the price  movements  of hedging instruments and price movements of the securities or currencies being hedged;

o        possible  constraints  placed  on  a  Fund's  ability  to  purchase  or  sell  portfolio  investments  at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and

o        the possibility that a Fund will be unable to close out or liquidate its hedged position.

A hedge is designed  to offset a loss in a  portfolio  position  with a gain in the hedged  position;  at the same time,  however,  a properly  correlated  hedge will result in a gain in the portfolio  position  being offset by a loss in the hedged  position.  As a result,  the use of derivative  transactions  for hedging purposes could limit any  potential  gain from an increase in the value of the  position  hedged.  With  respect to futures  contracts, since the value of portfolio  securities  will  generally far exceed the value of the futures  contracts sold by a
Fund, an increase in the value of the futures contracts could only mitigate,  but not totally offset,  the decline in the value of a Fund's assets.

In hedging  transactions  based on an index,  whether a Fund will realize a gain or loss depends upon movements in the level of  securities  prices in the  securities  market  generally or, in the case of certain  indexes,  in an industry or market  segment,  rather than movements in the price of a particular  security.  The risk of imperfect correlation  increases as the  composition of a Fund's  portfolio  varies from the composition of the index. In an effort to compensate  for imperfect  correlation  of relative  movements in the hedged  position and the hedge,  a
Fund's  hedge  positions  may be in a  greater  or lesser  dollar  amount  than the  dollar  amount of the  hedged position.  Such "over hedging" or "under hedging" may adversely  affect a Fund's net investment  results if market movements are not as anticipated when the hedge is established.

Securities index futures  transactions  may be subject to additional  correlation  risks.  First, all participants in the  futures  market  are  subject  to  margin  deposit  and  maintenance  requirements.  Rather  than  meeting additional margin deposit  requirements,  investors may close futures contracts  through  offsetting  transactions which would distort the normal  relationship  between the securities  index and futures  markets.  Secondly,  from the point of view of  speculators,  the deposit  requirements  in the futures  market are less onerous than margin requirements in the securities  market.  Therefore,  increased  participation by speculators in the futures market also may cause  temporary  price  distortions.  Because of the  possibility  of price  distortions  in the futures market and the  imperfect  correlation  between  movements  in a  securities  index and  movements in the price of securities  index  futures,  a correct  forecast of general market trends by the Advisor still may not result in a successful hedging transaction.

To the extent that a Fund engages in the strategies  described  above,  a Fund may experience  losses greater than if these  strategies had not been utilized.  In addition to the risks described  above,  these  instruments may be illiquid  and/or subject to trading  limits,  and a Fund may be unable to close out a position  without  incurring substantial  losses,  if at  all.  A Fund  is also  subject  to the  risk of a  default  by a  counterparty  to an off-exchange transaction.  See "Illiquid Securities."

Mortgage-Backed and Asset-Backed Securities

General  Characteristics.  The  Funds  may  invest  in  mortgage-backed  securities.  A  mortgage-backed  security consists of a pool of mortgage loans  evidenced by promissory  notes secured by first  mortgages or first deeds of trust or other  similar  security  instruments  creating a first lien on owner  occupied  and  non-owner  occupied
one-unit  to  four-unit  residential  properties,   multifamily  (i.e.,  five  or  more)  properties,  agriculture properties, commercial properties and mixed use properties.

The  investment  characteristics  of adjustable  and fixed rate  mortgage-backed  securities  differ from those of traditional  fixed-income  securities.  The major  differences  include the payment of interest  and  principal on mortgage-backed  securities on a more frequent (usually monthly) schedule,  and the possibility that principal may be prepaid at any time due to  prepayments on the underlying  mortgage  loans or other assets.  These  differences can result in  significantly  greater price and yield  volatility than is the case with  traditional  fixed-income securities.  As a result,  if a Fund  purchases  mortgage-backed  securities at a premium,  a faster than expected prepayment  rate  will  decrease  both  the  market  value  and the  yield  to  maturity  from  those  which  were anticipated.  A prepayment  rate that is slower than  expected will have the opposite  effect of increasing  yield to maturity and market value. Conversely,  if a Fund purchases  mortgage-backed  securities at a discount,  faster than expected  prepayments will increase,  while slower than expected  prepayments will decrease yield to maturity and market  values.  To the extent  that a Fund  invests in  mortgage-backed  securities,  the Advisor may seek to manage  these  potential  risks by  investing  in a variety of  mortgage-backed  securities  and by using  certain hedging techniques.

Government  Guaranteed  Mortgage-Backed  Securities.  The Funds'  investments  in  mortgage-backed  securities may
include   securities   issued  or  guaranteed  by  the  US  government  or  one  of  its  agencies,   authorities,
instrumentalities  or sponsored  enterprises,  such as Ginnie Mae,  Fannie Mae and Freddie Mac.  There are several types of guaranteed  mortgage-backed  securities currently available,  including guaranteed mortgage  pass-through certificates  and multiple class  securities,  which include  guaranteed Real Estate Mortgage  Investment  Conduit
Certificates  ("REMIC   Certificates"),   collateralized   mortgage   obligations  and  stripped   mortgage-backed
securities.  The  Funds  are  permitted  to  invest  in other  types  of  mortgage-backed  securities  that may be available in the future to the extent consistent with each Fund's investment policies and objectives.

Ginnie Mae Certificates.  Ginnie Mae is a wholly owned corporate  instrumentality  of the United States within the
Department of Housing and Urban  Development.  The National  Housing Act of 1934, as amended (the "Housing  Act"), authorizes  Ginnie Mae to guarantee the timely payment of the principal of and interest on  certificates  that are based on and backed by a pool of mortgage loans insured by the Federal  Housing  Administration  under the Housing
Act, or Title V of the Housing Act of 1949 ("FHA  Loans"),  or  guaranteed by the  Department of Veterans  Affairs under the Servicemen's  Readjustment Act of 1944, as amended ("VA Loans"),  or by pools of other eligible mortgage loans.  The Housing Act  provides  that the full faith and credit of the US  government  is pledged to the payment of all amounts  that may be required to be paid under any Ginnie Mae  guaranty.  In order to meet its  obligations under such guaranty, Ginnie Mae is authorized to borrow from the US Treasury with no limitations as to amount.

The Ginnie Mae  Certificates  in which the Funds may invest  will  represent  a pro rata  interest  in one or more pools of the following  types of mortgage  loans:  (1) fixed-rate  level payment  mortgage  loans;  (2) fixed-rate graduated  payment mortgage loans;  (3) fixed-rate  growing equity mortgage loans;  (4) fixed-rate  mortgage loans
secured  by  manufactured  (mobile)  homes;   (5) mortgage  loans  on  multifamily  residential  properties  under construction;  (6) mortgage loans on completed  multifamily  projects;  (7) fixed-rate  mortgage loans as to which escrowed funds are used to reduce the  borrower's  monthly  payments  during the early years of the mortgage loans
("buy down"  mortgage  loans);  (8) mortgage  loans that  provide for  adjustments  in payments  based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

Fannie Mae  Certificates.  Fannie Mae is a federally  chartered  and  privately  owned  corporation  organized and existing under the Federal National  Mortgage  Association  Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the US  government.  Each Fannie Mae  Certificate  will represent a pro rata interest in one or more pools of FHA Loans,  VA Loans or  conventional  mortgage loans (i.e.,  mortgage loans that are not insured or  guaranteed  by any  governmental  agency) of the following  types:  (1) fixed-rate  level payment mortgage loans;  (2) fixed-rate growing equity mortgage loans;  (3) fixed-rate  graduated payment mortgage loans;  (4) variable  rate mortgage  loans;  (5) other  adjustable  rate mortgage loans;  and  (6) fixed-rate  and adjustable mortgage loans secured by multifamily projects.

Freddie Mac  Certificates.  Freddie Mac is a corporate  instrumentality  of the United States created  pursuant to the  Emergency  Home  Finance  Act of 1970,  as amended  (the "FHLMC  Act").  The  obligations  of Freddie Mac are obligations  solely of Freddie Mac and are not backed by the full faith and credit of the US  government.  Freddie
Mac  Certificates  represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate  group")
purchased by Freddie Mac. The mortgage loans  underlying the Freddie Mac  Certificates  will consist of fixed-rate or adjustable  rate mortgage loans with original terms to maturity of between ten and thirty years,  substantially all of which are secured by first liens on one- to four-family  residential  properties or  multifamily  projects.
Each  mortgage  loan must meet the  applicable  standards  set forth in the FHLMC Act. A Freddie  Mac  Certificate group may include whole loans,  participating  interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Multiple Class  Mortgage-Backed  Securities  (Collateralized  Mortgage  Obligations and REMIC  Certificates).  The
Funds may invest in multiple  class  mortgage-backed  securities  including  collateralized  mortgage  obligations
("CMOs") and REMIC Certificates.  These securities may be issued by US government  agencies and  instrumentalities such as Fannie Mae or Freddie  Mac or by trusts  formed by  private  originators  of, or  investors  in,  mortgage loans,  including  savings  and loan  associations,  mortgage  bankers,  commercial  banks,  insurance  companies, investment  banks and special purpose  subsidiaries of the foregoing.  In general,  CMOs are debt obligations of a legal entity that are  collateralized  by a pool of mortgage loans or  mortgage-backed  securities the payments on which are used to make  payments on the CMOs or multiple  class  mortgage-backed  securities.  REMIC  Certificates represent beneficial  ownership interests in a REMIC trust,  generally consisting of mortgage loans or Fannie Mae,
Freddie Mac or Ginnie Mae guaranteed  mortgage-backed  securities  (the  "Mortgage  Assets").  The  obligations of
Fannie Mae or Freddie Mac under their  respective  guaranty of the REMIC  Certificates  are obligations  solely of
Fannie Mae or Freddie Mac,  respectively.  Although investors may purchase beneficial  interests in REMICs,  which are known as "regular"  interests or  "residual"  interests,  the Funds does not intend to purchase  such residual interests in REMICs.

Fannie Mae REMIC  Certificates  are issued and guaranteed as to timely  distribution  of principal and interest by
Fannie Mae. In  addition,  Fannie Mae will be  obligated  to  distribute  the  principal  balance of each class of
REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC  Certificates  and also  guarantees the payment of principal as payments are required to be made on the  underlying  mortgage  participation  certificates
("PCs").  PCs represent  undivided  interests in specified level payment,  residential  mortgages or participation therein  purchased  by Freddie Mac and placed in a PC pool.  With respect to  principal  payments on PCs,  Freddie
Mac generally  guarantees  ultimate  collection of all principal of the related  mortgage  loans without offset or deduction.  Freddie Mac also guarantees timely payment of principal of certain PCs.

CMOs and REMIC  Certificates  are issued in  multiple  classes.  Each class of CMOs or REMIC  Certificates,  often referred to as a "tranche," is issued at a specific  adjustable  or fixed  interest rate and must be fully retired no later  than its  final  distribution  date.  Principal  prepayments  on the  underlying  mortgage  loans or the mortgaged assets  underlying the CMOs or REMIC  Certificates may cause some or all of the classes of CMOs or REMIC
Certificates to be retired  substantially  earlier than their final  distribution  dates.  Generally,  interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The  principal of and interest on the  mortgaged  assets may be  allocated  among the several  tranches in various ways.  In certain  structures  (known as  "sequential  pay" CMOs or REMIC  Certificates),  payments of  principal, including  any  principal  prepayments,  on the Mortgage  Assets  generally  are applied to the classes of CMOs or
REMIC  Certificates  in the order of their  respective  final  distribution  dates.  Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC  Certificates  until all other classes having an earlier final  distribution date have been paid in full.  Additional  structures of CMOs and REMIC  Certificates  include, among  others,  "parallel  pay" CMOs and REMIC  Certificates.  Parallel pay CMOs or REMIC  Certificates  are those which are structured to apply principal  payments and  prepayments of the mortgaged  assets to two or more classes concurrently on a proportionate or  disproportionate  basis.  These  simultaneous  payments are taken into account in calculating the final distribution date of each class.

A wide  variety  of REMIC  Certificates  may be  issued  in  parallel  pay or  sequential  pay  structures.  These securities  include  accrual  certificates  (also known as "Z-Bonds"),  which only accrue  interest at a specified rate until all other  certificates  having an earlier final  distribution date have been retired and are converted thereafter  to an  interest-paying  security,  and planned  amortization  class  ("PAC")  certificates,  which are parallel pay REMIC  Certificates  that generally  require that  specified  amounts or principal be applied on each payment  date to one or more  classes  or REMIC  Certificates  (the "PAC  Certificates"),  even  though  all other principal  payments and  prepayments  of the Mortgage  Assets are then required to be applied to one or more other classes of the PAC  Certificates.  The scheduled  principal  payments for the PAC Certificates  generally have the highest  priority  on each  payment  date after  interest  due has been paid to all  classes  entitled  to receive interest  currently.  Shortfalls,  if any,  are added to the amount  payable  on the next  payment  date.  The PAC
Certificate  payment  schedule is taken into account in calculating the final  distribution  date of each class of
PAC. In order to create PAC  tranches,  one or more  tranches  generally  must be created  that absorb most of the volatility  in the  underlying  mortgage  assets.  These  tranches  tend to have market prices and yields that are much more volatile than other PAC classes.

Privately Issued  Mortgage-Backed  Securities.  The Funds may also invest in mortgage-backed  securities issued by trusts or other entities  formed or sponsored by private  originators of and  institutional  investors in mortgage
loans  and  other  foreign  or  domestic   non-governmental   entities  (or  representing  custodial  arrangements
administered by such  institutions).  These private  originators  and  institutions  include  domestic and foreign savings and loan  associations,  mortgage bankers,  commercial banks,  insurance  companies,  investment banks and special purpose subsidiaries of the foregoing.  Privately issued  mortgage-backed  securities are generally backed
by  pools  of  conventional   (i.e.,   non-government   guaranteed  or  insured)   mortgage   loans.   Since  such
mortgage-backed  securities are not guaranteed by an entity having the credit  standing of Ginnie Mae,  Fannie Mae or Freddie Mac, in order to receive a high quality  rating,  they normally are  structured  with one or more types of "credit  enhancement." Such credit  enhancements fall generally into two categories;  (1) liquidity  protection and (2)  protection  against  losses  resulting  after default by a borrower and  liquidation  of the  collateral.
Liquidity  protection  refers to the providing of cash advances to holders of  mortgage-backed  securities  when a borrower on an underlying mortgage fails to make its monthly payment on time.

Protection  against losses  resulting  after default and  liquidation is designed to cover losses  resulting when, for  example,  the  proceeds  of a  foreclosure  sale are  insufficient  to cover  the  outstanding  amount on the mortgage.  Such protection may be provided through  guarantees,  insurance policies or letters of credit,  through various means of structuring the transaction or through a combination of such approaches.

Mortgage Pass-Through  Securities.  The Funds may invest in mortgage pass-through  securities,  which are fixed or adjustable rate  mortgage-backed  securities that provide for monthly  payments that are a  "pass-through"  of the monthly  interest and principal  payments  (including any  prepayments)  made by the  individual  borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor,  administrator  and/or servicers of the underlying mortgage loans.

Stripped Mortgage-Backed  Securities.  The Funds may purchase stripped mortgage-backed  securities ("SMBS"), which are derivative  multi-class  mortgage  securities.  The market value of the class consisting entirely of principal payments  generally  is  unusually  volatile in response  to changes in interest  rates.  The yields on a class of
SMBS that  receives all or most of the interest from the mortgaged  assets are  generally  higher than  prevailing market  yields on other  mortgage-backed  securities  because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.  See "Illiquid Securities."

In  accordance  with a requirement  imposed by the staff of the  Commission,  the Advisor will consider  privately issued fixed rate IOs and POs to be illiquid  securities  for purposes of the Fund's  limitation on investments in illiquid  securities.  Unless the Advisor  determines that a particular  government-issued  fixed rate IO or PO is liquid, it will also consider these IOs and POs to be illiquid.

Adjustable  Rate  Mortgages-Interest  Rate  Indices.  Adjustable  rate  mortgages in which the Fund invests may be adjusted  on the basis of one of several  indices.  The One Year  Treasury  Index is the figure  derived  from the average  weekly quoted yield on US Treasury  Securities  adjusted to a constant  maturity of one year. The Cost of
Funds Index  reflects  the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,  California  and Nevada (the "FHLB Eleventh  District")  that are member  institutions  of the Federal Home Loan Bank of San Francisco  (the "FHLB of San  Francisco"),  as computed from  statistics  tabulated  and  published  by the  FHLB of San  Francisco.  The FHLB of San  Francisco  normally announces  the Cost of Funds Index on the last working day of the month  following  the month in which the cost of funds was incurred.

A number of factors  affect the  performance  of the Cost of Funds  Index and may cause the Cost of Funds Index to move in a manner  different  from  indices  based upon  specific  interest  rates,  such as the One Year  Treasury
Index.  Because  of the  various  origination  dates and  maturities  of the  liabilities  of  members of the FHLB
Eleventh  District upon which the Cost of Funds Index is based,  among other things, at any time the Cost of Funds
Index may not reflect the average  prevailing  market  interest rates on new  liabilities  of similar  maturities.
There can be no  assurance  that the Cost of Funds Index will  necessarily  move in the same  direction  or at the same rate as prevailing  interest  rates,  since as longer term  deposits or borrowings  mature and are renewed at market  interest  rates,  the Cost of Funds Index will rise or fall  depending upon the  differential  between the prior and the new rates on such  deposits and  borrowings.  In addition,  dislocations  in the thrift  industry in recent  years  have  caused  and may  continue  to cause the cost of funds of thrift  institutions  to change  for reasons  unrelated  to changes in general  interest  rate levels.  Furthermore,  any movement in the Cost of Funds
Index as compared to other  indices based upon specific  interest  rates may be affected by changes  instituted by the FHLB of San  Francisco  in the method used to calculate  the Cost of Funds Index.  To the extent that the Cost of Funds Index may reflect  interest  changes on a more delayed  basis than other  indices,  in a period of rising interest  rates,  any increase may produce a higher yield later than would be produced by such other indices,  and in a period of declining  interest  rates,  the Cost of Funds Index may remain  higher than other market  interest rates which may result in a higher level of principal  prepayments  on mortgage  loans which adjust in  accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR,  the London interbank  offered rate, is the interest rate that the most  creditworthy  international  banks dealing in US dollar-denominated  deposits and loans charge each other for large  dollar-denominated  loans. LIBOR is also  usually  the  base  rate  for  large  dollar-denominated  loans  in the  international  market.  LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

Asset-Backed  Securities.  The Funds may invest in securities  generally  referred to as asset-backed  securities.
Asset-backed  securities  are  secured  by and  payable  from,  or  directly  or  indirectly  represent  undivided fractional  interests in, pools of consumer loans (unrelated to mortgage loans),  trade receivables or other types of loans held in a trust.  Asset-backed  securities may provide periodic  payments that consist of interest and/or principal  payments.  Consequently,  the life of an  asset-backed  security  varies with the  prepayment  and loss experience of the underlying  assets.  Payments of principal and interest are typically  supported by some form of credit  enhancement,  such as a letter of credit,  surety bond,  limited  guarantee or  senior/subordination.  The degree of credit enhancement  varies, but generally amounts to only a fraction of the asset-backed  security's par value until  exhausted.  If the credit  enhancement is exhausted,  certificate-holders  may  experience  losses or delays in payment if the  required  payments of  principal  and interest are not made to the trust with respect to the underlying  loans.  The value of the securities also may change because of changes in the market's  perception of  creditworthiness  of the  servicing  agent for the loan pool,  the  originator  of the loans or the  financial institution  providing the credit enhancement.  Asset-backed  securities are ultimately  dependent upon payment of loans and receivables by individuals,  businesses and other borrowers,  and the  certificate-holder  generally has no recourse against the entity that originated the loans.

Asset-backed  securities have structural  characteristics  similar to  mortgage-backed  securities.  However,  the underlying  assets are not first lien  mortgage  loans or  interests  therein but include  assets such as (but not limited to) motor vehicle  installment  sale  contracts,  other  installment  sale  contracts,  home equity loans, leases  of  various  types  of real and  personal  property,  receivables  from  revolving  credit  (credit  card)
agreements  and trade  receivables.  Such  assets are  securitized  through  the use of trusts or special  purpose corporations.  Payments or  distributions  of principal and interest on asset-backed  securities may be guaranteed up to certain  amounts and for a certain time period by a letter of credit or a pool insurance  policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed  securities present certain  additional risks that are not presented by  mortgage-backed  securities.
Primarily,  these  securities  do not have the  benefit  of the same  type of  security  interest  in the  related collateral.  Credit card  receivables are generally  unsecured,  and the debtors are entitled to the protection of a number of state and federal  consumer  credit laws,  many of which give such debtors the right to avoid  payment of certain  amounts  owed on the credit  cards,  thereby  reducing the balance  due.  Most  issuers of  automobile receivables  permit the servicer to retain  possession  of the  underlying  obligations.  If the servicer  were to sell these  obligations to another party,  there is a risk that the purchaser  would acquire an interest  superior to that of the  holders of the  related  automobile  receivables.  In  addition,  because  of the large  number of vehicles involved in a typical issuance and technical  requirements  under state laws, the trustee for the holders of the automobile  receivables  may not have a proper  security  interest in all of the  obligations  backing such receivables.  Therefore,  there is the  possibility  that  recoveries on  repossessed  collateral may not, in some cases, be available to support payments on these securities.

The market  for  privately  issued  asset-backed  securities  is smaller  and less  liquid  than the market for US government  mortgage-backed  securities.  The asset-backed securities in which the Funds may invest are limited to those which are readily marketable and rated investment grade by S&P or Moody's.

The yield  characteristics  of the  asset-backed  securities  in which the Funds may invest  differ  from those of traditional debt securities.  Among the major  differences are that interest and principal  payments are made more frequently on  asset-backed  securities  (usually  monthly) and that  principal may be prepaid at any time because the underlying  assets  generally may be prepaid at any time. As a result,  if a Fund purchases  these  securities at a premium,  a prepayment  rate that is faster than  expected will reduce their yield,  while a prepayment  rate that is slower than expected will have the opposite effect of increasing  yield.  Conversely,  if a Fund purchases these  securities  at a discount,  faster than  expected  prepayments  will  increase,  while slower than expected prepayments will reduce,  the yield on these  securities.  Amounts available for reinvestment by a Fund are likely to be greater during a period of declining  interest rates and, as a result,  are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Mortgage-Backed  Securities and  Asset-Backed  Securities -- Types of Credit  Support.  Mortgage-backed  securities and  asset-backed  securities  are often backed by a pool of assets  representing  the  obligations of a number of different  parties.  To lessen the effect of failure by  obligors  on  underlying  assets to make  payments,  such securities may contain  elements of credit support.  Such credit support falls into two categories:  (1) liquidity protection  and  (2) protection  against losses  resulting  from ultimate  default by an obligor on the underlying assets.  Liquidity  protection  refers to the  provision of advances,  generally by the entity  administering  the pool of assets,  to ensure  that the  pass-through  of  payments  due on the  underlying  pool  occurs in a timely fashion.  Protection  against losses  resulting from ultimate  default enhances the likelihood of ultimate payment of the  obligations  on at least a portion of the assets in the pool.  Such  protection  may be  provided  through guarantees,  insurance  policies  or letters of credit  obtained  by the  issuer or  sponsor  from third  parties;
through  various means of structuring  the  transaction;  or through a combination of such  approaches.  The Funds will not usually pay any  additional  fees for such credit  support,  although the existence of credit support may increase the price of a security.

The ratings of  mortgage-backed  securities and asset-backed  securities for which third-party  credit enhancement provides  liquidity  protection  or  protection  against  losses from  default are  generally  dependent  upon the continued  creditworthiness  of the provider of the credit  enhancement.  The ratings of such securities  could be subject to reduction in the event of  deterioration in the  creditworthiness  of the credit  enhancement  provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples  of  credit  support  arising  out  of the  structure  of the  transaction  include  "senior-subordinated securities"  (multiple class  securities  with one or more classes  subordinate to other classes as to the payment of principal  thereof and  interest  thereon,  with the result that  defaults on the  underlying  assets are borne first by the  holders of the  subordinated  class),  creation  of  "reserve  funds"  (where  cash or  investments, sometimes  funded from a portion of the payments on the  underlying  assets,  are held in reserve  against  future losses)  and  "over-collateralization"  (where  the  scheduled  payments  on,  or the  principal  amount  of,  the underlying  assets exceed those  required to make payment of the  securities and pay any servicing or other fees).
The degree of credit support  provided for each issue is generally  based on historical  information  with respect to the level of credit risk  associated  with the underlying  assets.  Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

Securities of Non-US Issuers

General.  Subject to their respective  investment  objectives and policies,  the Funds may invest in securities of foreign  issuers,  including US  dollar-denominated  and  non-dollar  denominated  foreign equity and fixed income securities  and in  certificates  of deposit  issued by foreign  banks and  foreign  branches  of US banks.  While investments  in  securities of foreign  issuers and non-US  dollar  denominated  securities  may offer  investment opportunities  not available in the United States,  such investments also involve  significant risks not typically associated with investing in domestic  securities.  In many foreign  countries,  there is less publicly  available information  about foreign  issuers,  and there is less  government  regulation  and  supervision of foreign stock exchanges,  brokers and listed  companies.  Also in many foreign  countries,  companies are not subject to uniform accounting,  auditing,  and financial  reporting  standards  comparable to those  applicable to domestic  issuers.
Security trading  practices and custody  arrangements  abroad may offer less protection to the Funds'  investments and there may be difficulty in enforcing  legal rights outside the United States.  Settlement of  transactions  in some  foreign  markets may be delayed or may be less  frequent  than in the United  States  which could affect the liquidity  of the  Funds'  portfolios.  Additionally,  in some  foreign  countries,  there is the  possibility  of expropriation  or  confiscatory  taxation,  limitations  on the removal of securities,  property,  or other Funds'
assets,  political or social  instability  or diplomatic  developments  which could affect  investments in foreign securities. The European Equity Fund intends to invest in at least three foreign countries.

With  respect to certain  countries in which  capital  markets are either less  developed or not easily  accessed, investments  by the  Funds  may be made  through  investment  in  other  investment  companies  that  in turn  are authorized to invest in the securities of such countries.  Investment in other  investment  companies is generally limited in amount by the 1940 Act,  will  involve the  indirect  payment of a portion of the  expenses  (including advisory  fees) of such other  investment  companies  and may result in a duplication  of fees and  expenses.  See
"Other Investment Companies."

Investments in American,  European,  Global and International  Depository Receipts. The Funds may invest in non-US securities in the form of American  Depositary Receipts ("ADRs"),  European  Depositary Receipts ("EDRs"),  Global
Depositary  Receipts  ("GDRs")  and  International  Depository  Receipts  ("IDRs")  or  other  similar  securities representing  ownership  of  securities  of  non-US  issuers  held  in  trust  by  a  bank  or  similar  financial institution.  ADRs are  receipts  typically  issued by a US bank or trust  company  which  evidence  ownership  of underlying  securities issued by a foreign  corporation.  EDRs and IDRs are receipts issued in Europe typically by non-US  banking  and trust  companies  that  evidence  ownership  of either  foreign  or US  securities.  GDRs are receipts  issued by either a US or non-US  banking  institution  evidencing  ownership  of the  underlying  non-US securities.  Generally,  ADRs, in registered  form, are designed for use in US securities  markets and EDRs,  GDRs and IDRs, in bearer form,  are designed for use in European and  international  securities  markets.  An ADR, EDR,
GDR or IDR may be denominated in a currency  different from the currency in which the underlying  foreign security is  denominated.  ADRs,  EDRs,  GDRs and IDRs are  alternatives  to the purchase of the  underlying  securities in their national  markets and currencies,  but are subject to the same risks as the non-US  securities to which they relate.

Foreign  Corporate Debt  Securities.  The Funds may invest in debt securities of foreign  companies.  Investing in the  securities  of foreign  companies  involves more risks than  investing in  securities of US companies.  Their value is subject to economic and  political  developments  in the  countries  where the  companies  operate and to changes  in  foreign  currency  values.  Values  may also be  affected  by  foreign  tax laws,  changes in foreign economic or monetary  policies,  exchange  control  regulations  and  regulations  involving  prohibitions  on the repatriation of foreign currencies.

In addition,  the relative  performance of various countries' fixed income markets historically has reflected wide variations  relating  to the unique  characteristics  of each  country's  economy.  Year-to-year  fluctuations  in certain markets have been  significant,  and negative  returns have been  experienced in various markets from time to time.

Foreign  Government Debt Securities.  The Funds may invest in foreign  government debt  securities,  which include debt  obligations  issued or  guaranteed  by  national,  state or  provincial  governments  or  similar  political subdivisions and  quasi-governmental  and supranational  entities  (collectively,  "sovereign debt  obligations").
Sovereign  debt  obligations,  especially  those of developing  countries,  may involve a high degree of risk. The issuer of such an obligation or the  governmental  authorities that control the repayment of the obligation may be unable or unwilling to repay  principal and interest when due and may require  renegotiation  or  rescheduling  of debt  payments.  In addition,  prospects  for  repayment of principal and interest may depend on political as well as economic factors.

Quasi-governmental  and  supranational  entities include  international  organizations  designated or supported by governmental  entities to promote economic  reconstruction or development and international  banking  institutions and  related  government  agencies.  Examples  include  (but  are not  limited  to)  the  International  Bank  for
Reconstruction and Development (the "World Bank"),  the Japanese  Development Bank, the Asian Development Bank and
the  Inter-American  Development Bank.  Foreign  government  securities also include  mortgage-related  securities
issued   or   guaranteed   by   national,   state  or   provincial   governmental   instrumentalities,   including
quasi-governmental agencies.

Brady  Bonds.  Each Fund may invest in  so-called  "Brady  Bonds,"  which have been issued by  Argentina,  Brazil,
Bulgaria,  Costa Rica, Dominican Republic,  Ecuador,  Jordan, Mexico,  Nigeria,  Panama, the Philippines,  Poland,
Uruguay  and  Venezuela  and  which may be issued by other  countries.  Brady  Bonds are  issued as part of a debt restructuring  in which  the bonds are  issued in  exchange  for cash and  certain  of the  country's  outstanding commercial bank loans.  Brady Bonds may be collateralized or  uncollateralized,  are issued in various  currencies
(primarily the US dollar) and are actively traded in the over-the-counter secondary market.

US  dollar-denominated  collateralized  Brady Bonds,  which may be fixed rate par bonds or floating  rate discount bonds,  are  collateralized  in full as to principal by US Treasury  zero coupon bonds that have the same maturity as the stated bonds.  Interest  payments on such bonds generally are  collateralized  by cash or liquid securities in an amount that,  in the case of fixed rate bonds,  is equal to at least one year of rolling  interest  payments or, in the case of floating  rate  bonds,  initially  is equal to at least one year's  rolling  interest  payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

Investors  should  recognize  that,  in light of the history of commercial  bank loan  defaults by Latin  American public and private entities, investments in Brady Bonds may be viewed as speculative.

Investments  in  Emerging  Markets.  Each Fund may  invest,  to varying  degrees,  in one or more  countries  with emerging  securities  markets.  These countries are generally located in Latin America,  Europe,  the Middle East,
Africa and Asia.  Political  and economic  structures in many of these  countries  may be  undergoing  significant evolution  and rapid  development,  and these  countries  may lack the social,  political  and economic  stability characteristic  of more developed  countries.  Certain of these countries may have in the past failed to recognize private  property rights and, at times,  may have  nationalized or expropriated  the assets of private  companies.
As a result,  these risks,  including the risk of  nationalization  or expropriation of assets, may be heightened.
In  addition,  unanticipated  political or social  developments  may affect the value of a Fund's  investments  in these  countries,  as well as the availability of additional  investments in these  countries.  The small size and inexperience  of the  securities  markets in  certain  of these  countries  and the  limited  volume of trading in securities in these countries may make the Funds'  investments in these countries  illiquid and more volatile than investments in most Western European  countries,  and the Funds may be required to establish  special custodial or other arrangements before making certain investments in some of these countries.

Securities  markets of emerging  countries may also have less efficient  clearance and settlement  procedures than
US markets,  making it  difficult  to conduct and  complete  transactions.  Delays in  settlement  could result in temporary  periods when a portion of a Fund's assets is uninvested and no return is earned  thereon.  Inability to make intended  security  purchases could cause a Fund to miss attractive  investment  opportunities.  Inability to dispose of portfolio  securities  could result either in losses to a Fund due to  subsequent  declines in value of the portfolio  security or, if a Fund has entered into a contract to sell the  security,  could result in possible liability of the Fund to the purchaser.  In addition,  transaction  costs,  including  brokerage  commissions  and dealer mark-ups,  in emerging countries may be higher than in the US and other developed  securities markets.  See
"Illiquid Securities."

As legal systems in emerging  countries  develop,  the Funds may be adversely  affected by new or amended laws and regulations.  In  circumstances  where  adequate laws exist,  it may not be possible to obtain swift and equitable enforcement of the law.  Furthermore,  with respect to investments in certain  emerging  countries,  archaic legal systems may have an adverse impact on the Funds.  For example,  while the potential  liability of a shareholder in a US corporation with respect to acts of the corporation is generally  limited to the amount of the  shareholder's investment,  the notion of limited liability is less clear in certain emerging  countries.  Similarly,  the rights of investors in emerging country companies may be more limited than those of shareholders of US corporations.

In addition,  there may be little  financial or accounting  information  available with respect to issuers located in  certain  of these  countries,  and it may be  difficult  as a result to assess  the value or  prospects  of an investment  in these  countries.  The laws of some  foreign  countries  may limit the Fund's  ability to invest in securities of certain issuers located in those countries.

Region and Country  Investing.  Each Fund may focus its  investments in a particular  region and/or in one or more foreign  countries.  Focusing a Fund's  investments in a particular  region or country will subject the Fund (to a greater extent than if its  investments in such region or country were more  diversified)  to the risks of adverse securities  markets,  exchange  rates and  social,  political  or  economic  developments  which may occur in that particular region or country.

For purposes of each Fund's investment  objectives,  a company is considered to be located in a particular country if it (1) is  organized  under the laws of that  country and has a principal  place of business in that country or
(2) derives 50% or more of its total revenues from business in that country.

Currency Management

General. In connection with the Funds' investments  denominated in foreign  currencies,  the Advisor may choose to utilize a variety of currency management  (hedging)  strategies.  The Advisor seeks to take advantage of different yield,  risk and return  characteristics  that  different  currencies,  currency  denominations  and countries can provide to US  investors.  In doing so, the  Advisor  will  consider  such  factors as the  outlook  for  currency relationships;  current and anticipated  interest rates;  levels of inflation within various countries;  prospects for  relative  economic  growth;  and  government  policies  influencing  currency  exchange  rates  and  business conditions.  Although the Advisor may attempt to manage currency  exchange rate risks,  there is no assurance that the  Advisor  will do so, or do so at an  appropriate  time or that the Advisor  will be able to predict  exchange rates accurately.

Currency  Exchange  Transactions.  Because the Funds may buy and sell securities  denominated in currencies  other than the US dollar and receives  interest,  dividends and sale  proceeds in  currencies  other than the US dollar, the Funds from time to time may enter  into  currency  exchange  transactions  to  convert  to and from  different currencies  and to  convert  foreign  currencies  to and from the US  dollar.  A Fund  either  enters  into  these transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing in the currency  exchange  market or uses forward currency exchange  contracts  (discussed below) to purchase or sell currencies.  Neither spot transactions nor  forward  currency  exchange  contracts  eliminate  fluctuations  in the prices of a Fund's  securities  or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Currency  Hedging.  Each  Fund's  currency  hedging  strategies  may include  hedging  involving  either  specific transactions  or  portfolio  positions.  Transaction  hedging is the  purchase  or sale of forward  currency  with respect to specific  receivables or payables of a Fund generally  accruing in connection with the purchase or sale of its  portfolio  securities.  Position  hedging  is the sale of  forward  currency  with  respect  to  portfolio security positions.

Proper  currency  hedging is important  because a decline in the US dollar value of a foreign  currency in which a
Fund's  securities are denominated  will reduce the US dollar value of the securities,  even if their value in the foreign currency remains  constant.  The use of currency hedges does not eliminate  fluctuations in the underlying prices of the  securities,  but it does  establish  a rate of exchange  that can be  achieved  in the future.  For example,  in order to protect against diminutions in the US dollar value of non-dollar  denominated  securities it holds, a Fund may purchase  foreign  currency put options.  If the value of the foreign  currency does decline,  a
Fund will have the right to sell the currency for a fixed amount in dollars and will thereby  offset,  in whole or in part,  the  adverse  effect on the US dollar  value of its  securities  that  otherwise  would  have  resulted.
Conversely,  if a rise in the US dollar value of a currency in which  securities to be acquired are denominated is projected,  thereby  potentially  increasing the cost of the  securities,  a Fund may purchase call options on the particular  currency.  The purchase of these options could offset, at least partially,  the effects of the adverse movements in exchange rates.  The benefit to a Fund derived from purchases of currency  options,  like the benefit derived from other types of options, will be reduced by premiums and other transaction costs.

Because  transactions in currency  exchange are generally  conducted on a principal  basis, no fees or commissions are  generally  involved.  Currency  hedging  involves  some  of  the  same  risks  and  considerations  as  other transactions  with similar  instruments.  Although  currency hedges limit the risk of loss due to a decline in the value of a hedged  currency,  at the same time,  they also limit any  potential  gain that might result should the value of the currency  increase.  If a devaluation  is generally  anticipated,  a Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

Securities  held by a Fund  are  generally  denominated  in the  currency  of the  foreign  market  in  which  the investment  is made.  However,  securities  held by a Fund may be  denominated  in the currency of a country other than the country in which the security's issuer is located.

Cross  Hedging.  At the  discretion  of the Advisor,  each of the Funds may employ the currency  hedging  strategy known as  "cross-hedging"  by using forward  currency  contracts,  currency options or a combination of both. When engaging in  cross-hedging,  a Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio  securities  are  denominated by selling that currency  forward into a different  foreign currency for the purpose of  diversifying  the Funds'  total  currency  exposure or gaining  exposure to a foreign currency that is expected to appreciate.

Forward  Currency  Exchange  Contracts.  A  forward  currency  exchange  contract  is an  obligation  by a Fund to purchase or sell a specific  currency  at a future  date,  which may be any fixed  number of days from the date of the contract.  Forward currency  exchange  contracts  establish an exchange rate at a future date. These contracts are  transferable in the interbank  market  conducted  directly between currency traders (usually large commercial banks  and  brokerages)  and  their  customers.  A  forward  currency  exchange  contract  may not have a  deposit requirement  and may be traded at a net price without  commission.  A Fund maintains a segregated  account of cash or liquid  securities  in an  amount at least  equal to its  obligations  under  each  forward  currency  exchange contract.

The Funds may enter into  foreign  currency  hedging  transactions  in an attempt  to protect  against  changes in currency exchange rates between the trade and settlement dates of specific  securities  transactions or changes in currency exchange rates that would adversely affect a portfolio  position or an anticipated  investment  position.
Since  consideration  of the prospect for currency  parities will be  incorporated  into the  Advisor's  long-term investment  decisions,  the Funds will not routinely  enter into  currency  hedging  transactions  with respect to security  transactions;  however,  the Advisor believes that it is important to have the flexibility to enter into currency  hedging  transactions  when it  determines  that the  transactions  would be in a Fund's best  interest.
Although  these  transactions  tend to  minimize  the risk of loss due to a  decline  in the  value of the  hedged currency,  at the same time they tend to limit any potential  gain that might be realized  should the value of the hedged currency  increase.  The precise  matching of the forward  contract amounts and the value of the securities involved will not generally be possible  because the future value of such  securities in foreign  currencies  will change as a  consequence  of  market  movements  in the  value of such  securities  between  the date the  forward contract is entered  into and the date it matures.  The  projection  of currency  market  movements  is  extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these  contracts are not  presently  regulated by the CFTC,  the CFTC may in the future assert  authority to regulate  forward  contracts.  In such event the Funds'  ability to utilize  forward  contracts may be restricted.
Forward  contracts may reduce the potential gain from a positive change in the relationship  between the US dollar and foreign  currencies.  Unanticipated  changes in currency  prices may result in poorer overall  performance for the  Funds  than if it had not  entered  into  such  contracts.  The use of  currency  forward  contracts  may not eliminate  fluctuations  in the underlying US dollar  equivalent  value of the prices of or rates of return on the
Fund's foreign  currency  denominated  portfolio  securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward  contract and the decline in the US dollar  equivalent value of the  foreign  currency  denominated  asset that is the  subject of the hedge  generally  will not be  precise.  In addition,  a Fund may not always be able to enter into currency forward contracts at attractive  prices,  and this will limit the Fund's  ability to use such contracts to hedge or cross-hedge  its assets.  Also,  with regard to a
Fund's use of  cross-hedges,  there can be no  assurance  that  historical  correlations  between the  movement of certain  foreign  currencies  relative to the US dollar will  continue.  Thus,  at any time poor  correlation  may exist between movements in the exchange rates of the foreign currencies  underlying a Fund's  cross-hedges and the movements  in the  exchange  rates of the foreign  currencies  in which the Funds'  assets that are the subject of such cross-hedges are denominated.

A Fund  will  segregate  cash or  liquid  securities  in an amount  equal to the  value of a Fund's  total  assets committed to the consummation of forward  currency  contracts  requiring that Fund to purchase foreign  currencies or forward contracts entered into for non-hedging  purposes.  If the value of the segregated  securities declines, additional  cash or liquid  securities  will be  segregated  on a daily basis so that the value of the assets will equal  the  amount  of a Fund's  commitments  with  respect  to such  contracts.  The  segregated  assets  will be marked-to-market on a daily basis.

The Emerging  Markets Debt Fund may sell US dollars and buy a foreign  currency  forward in order to gain exposure to a currency which is expected to appreciate  against the US dollar.  This speculative  strategy allows a Fund to benefit from currency  appreciation  potential without  requiring it to purchase a local fixed income  instrument, for which  prospects  may be relatively  unattractive.  It is the Advisor's  intention  that the Emerging  Markets
Debt Fund's net US dollar  currency  exposure  generally will not fall below zero (i.e.,  that net short positions in the US dollar generally will not be taken).

Each Fund may also  utilize  forward  foreign  currency  contracts to  establish a synthetic  investment  position designed  to  change  the  currency  characteristics  of a  particular  security  without  the  need to sell  such
security.   Synthetic  investment  positions  will  typically  involve  the  purchase  of  US   dollar-denominated
securities  together  with a forward  contract to purchase  the  currency to which the Fund seeks  exposure and to sell US dollars.  This may be done because the range of highly liquid short-term  instruments  available in the US may provide  greater  liquidity to a Fund than actual  purchases  of foreign  currency-denominated  securities  in addition to  providing  superior  returns in some cases.  Depending  on (a) the Fund's  liquidity  needs,  (b) the relative  yields of securities  denominated  in different  currencies and (c) spot and forward  currency  rates, a significant portion of a Fund's assets may be invested in synthetic  investment  positions,  subject to compliance with the tax requirements for qualification as a regulated investment company.

There is a risk in  adopting  a  synthetic  investment  position.  It is  impossible  to  forecast  with  absolute precision  what the  market  value of a  particular  security  will be at any given  time.  If the value of the US dollar-denominated  security is not exactly matched with a Fund's  obligation under a forward currency contract on the date of  maturity,  the Fund may be  exposed  to some  risk of loss from  fluctuations  in the value of the US dollar.  Although the Advisor will attempt to hold such  mismatching to a minimum,  there can be no assurance that the Advisor will be able to do so.

Options on Foreign  Currencies.  The Funds may write  covered put and call  options and  purchase put call options on foreign currencies for the purpose of protecting  against declines in the dollar value of portfolio  securities and against  increases in the dollar cost of  securities to be acquired.  The Funds may also use currency  options to achieve a desired  currency  weighting in a cost-effective  manner.  The Funds may use options on currencies to cross-hedge,  which involves  writing or purchasing  options on one currency to hedge against  changes in exchange rates for a different,  but related currency.  As with other types of options,  however,  the writing of an option on foreign  currency will  constitute  only a partial hedge up to the amount of the premium  received,  and a Fund could be required to purchase or sell foreign  currencies at  disadvantageous  exchange rates,  thereby  incurring losses.  The  purchase of an option on foreign  currency  may be used to hedge  against  fluctuations  in exchange rates although,  in the event of exchange rate movements  adverse to a Fund's position,  it may forfeit the entire amount of the  premium  plus  related  transaction  costs.  In addition  the Funds may  purchase  call  options on currency when the Advisor anticipates that the currency will appreciate in value.

The Funds may also write  options  on foreign  currencies  for the same  types of hedging or  currency  management purposes.  For example,  where a Fund  anticipates a decline in the dollar value of foreign  currency  denominated securities due to adverse  fluctuations  in exchange rates it could,  instead of purchasing a put option,  write a call option on the  relevant  currency.  If the  expected  decline  occurs,  the  options  will most likely not be exercised,  and the  diminution  in value of  portfolio  securities  will be offset by the  amount of the  premium received.

Similarly,  instead of  purchasing a call option to hedge  against an  anticipated  increase in the dollar cost of securities to be acquired,  a Fund could write a put option on the relevant  currency  which, if rates move in the manner  projected,  will expire  unexercised and allow a Fund to hedge such increased cost up to the amount of the premium.  As in the case of other  types of  options,  however,  the  writing of a foreign  currency  option  will constitute  only a  partial  hedge  up to the  amount  of the  premium,  and only if  rates  move in the  expected direction.  If this does not occur,  the option may be exercised  and a Fund would be required to purchase or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through the writing of options on foreign  currencies,  a Fund also may be  required  to forego  all or a portion of the  benefits  which might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign  currencies.  A call option  written on a foreign  currency by a Fund is "covered" if that Fund owns the underlying  foreign  currency covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash  consideration  (or for additional cash consideration  identified on the Fund's books) upon  conversion or exchange of other foreign  currency held in its portfolio.  A call  option  is also  covered  if a Fund has a call on the same  foreign  currency  and in the same principal  amount as the call written  where the exercise  price of the call held (a) is equal to or less than the exercise  price  of the call  written  or  (b) is  greater  than the  exercise  price of the call  written  if the difference is segregated by the Fund in cash or liquid securities.

The Funds also may write call options on foreign  currencies that are not covered for  cross-hedging  purposes.  A call option on a foreign currency is for cross-hedging  purposes if it is not covered,  but is designed to provide a hedge  against a decline in the US dollar value of a security  which a Fund owns or has the right to acquire and which is  denominated  in the currency  underlying  the option due to an adverse  change in the exchange  rate. In such  circumstances,  a Fund  collateralizes  the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in US dollars marked to market daily.

There is no assurance that a liquid  secondary market will exist for any particular  option,  or at any particular time.  If a Fund is unable to effect a closing  purchase  transaction  with  respect  to  covered  options  it has written,  the Fund will not be able to sell the  underlying  currency  or dispose of assets  held in a  segregated account  until  the  options  expire or are  exercised.  Similarly,  if a Fund is unable to effect a closing  sale transaction  with respect to options it has  purchased,  it would have to exercise the options in order to realize any profit and will incur  transaction  costs upon the  purchase  or sale of  underlying  currency.  The Funds pay brokerage commissions or spreads in connection with its options transactions.

Certain options on foreign  currencies are traded  over-the-counter  and involve  liquidity and credit risks which may not be present in the case of exchange-traded  currency options.  In some  circumstances,  a Fund's ability to terminate  OTC  options  may be  more  limited  than  with  exchange-traded  options.  It is  also  possible  that broker-dealers  participating  in OTC options  transactions  will not fulfill  their  obligations.  See  "Illiquid
Securities."

Additional Limitations and Risk Factors

In addition to the risks discussed above, the Fund's  investments may be subject to the following  limitations and risk factors:

Additional Risks Related to Transactions in Options,  Futures Contracts,  Options on Futures Contracts,  Swaps and
Forward Foreign Currency Exchange Contracts.  The Funds' active management  techniques involve  (1) liquidity risk
(contractual  positions  cannot be easily closed out in the event of market changes or generally in the absence of a liquid  secondary  market),  (2) correlation  risk (changes in the value of hedging  positions may not match the securities  market and foreign  currency  fluctuations  intended to be hedged),  and (3) market risk (an incorrect prediction  of securities  prices or exchange  rates by the Advisor may cause a Fund to perform worse than if such positions had not been taken).  In addition,  the ability to terminate OTC  derivatives  is more limited than with exchange  traded  derivatives  and may involve the risk that the  counterparty  to the option will not fulfill its obligations.

Asset  Coverage.  The Funds will comply with the  segregation  or coverage  guidelines  established by the SEC and other applicable  regulatory bodies with respect to certain  transactions,  including (but not limited to) options written on securities and indexes;  currency,  interest rate and security  index futures  contracts and options on these futures contracts;  forward currency contracts;  and swaps, caps, floors and collars.  These guidelines may, in certain  instances,  require  segregation  by a Fund of cash or liquid  securities  to the extent  that  Fund's obligations,  with respect to these  strategies,  are not otherwise  covered  through  ownership of the underlying security or financial  instrument,  by other  portfolio  positions or by other means  consistent  with  applicable regulatory  policies.  Unless the transaction is covered,  the segregated assets must at all times equal or exceed a Fund's  obligations with respect to these  strategies.  Segregated  assets cannot be sold or transferred  unless equivalent  assets are  substituted  in their place or it is no longer  necessary to segregate  them. As a result, there  is a  possibility  that  segregation  of a large  percentage  of a Fund's  assets  could  impede  portfolio management or a Fund's ability to meet redemption requests or other current obligations.

For example,  a call option written on securities  may require a Fund to hold the  securities  subject to the call
(or securities  convertible  into the securities  without  additional  consideration)  or to segregate  assets (as described  above)  sufficient  to purchase  and deliver the  securities  if the call is  exercised.  A call option written on an index may require a Fund to own portfolio  securities  that correlate with the index or to segregate assets (as  described  above) equal to the excess of the index value over the exercise  price on a current  basis.
A put  option  written by a Fund may  require  the Fund to  segregate  assets (as  described  above)  equal to the exercise  price.  A Fund could  purchase a put  option if the  strike  price of that  option is the same or higher than the  strike  price of a put  option  sold by the Fund.  If a Fund  holds a  futures  contract,  a Fund  could purchase a put option on the same  futures  contract  with a strike  price as high or higher than the price of the contract  held.  A Fund may enter  into  fully or  partially  offsetting  transactions  so that its net  position, coupled  with any  segregated  assets  (equal to any  remaining  obligation),  equals  its net  obligation.  Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

The use of derivatives is a highly specialized  activity which involves  investment  techniques and risks that are different  from those  associated  with ordinary  portfolio  transactions.  Gains and losses on these  derivatives depend on the Advisor's ability to predict the direction of stock prices,  interest rates,  currency movements and other  economic  factors.  The loss that may be incurred by a Fund in entering  into  futures  contracts,  written options,  forward  currency  contracts  and certain swaps is  potentially  unlimited.  There is no assurance  that higher  than  anticipated  trading  activity  or other  unforeseen  events  might not,  at times,  render  certain facilities of an options clearing entity or other entity  performing the regulatory and liquidity  functions of an options  clearing entity  inadequate,  and thereby result in the institution by an exchange of special  procedures which may interfere with the timely  execution of customers'  orders.  Most futures  exchanges limit the amount of fluctuation  permitted  in a  futures  contract's  prices  during a single  trading  day.  Once the limit has been reached  no  further  trades may be made that day at a price  beyond  the  limit.  The price  limit will not limit potential losses,  and may in fact prevent the prompt liquidation of futures  positions,  ultimately  resulting in further  losses.  Options and futures traded on foreign  exchanges  generally are not regulated by US authorities, and may offer less  liquidity  and less  protection  to a Fund in the event of  default by the other  party to the contract.

Except as set forth above under  "Derivative  Securities:  Futures  Contracts  and Options on Futures  Contracts,"
there  is no limit  on the  percentage  of the  assets  of a Fund  that may be at risk  with  respect  to  futures contracts and related options or forward currency contracts.  A Fund's  transactions in options,  forward currency contracts,  futures  contracts,  options on futures  contracts  and swaps may be limited by the  requirements  for qualification  of a Fund as a  regulated  investment  company  for tax  purposes.  See  "Taxes."  There  can be no assurance that the use of these portfolio strategies will be successful.

Foreign  Securities.  The value of each Fund's  investments  may be adversely  affected by changes in political or social conditions,  diplomatic relations,  confiscatory taxation,  expropriation,  nationalization,  limitation on the removal of funds or assets,  or  imposition  of (or change in) exchange  control or tax  regulations  in those foreign  countries.  In addition,  changes in government  administrations  or economic or monetary policies in the
United States or abroad could result in appreciation  or depreciation of portfolio  securities and could favorably or unfavorably  affect a Fund's  operations.  Furthermore,  the economies of individual foreign nations may differ from the US economy,  whether favorably or unfavorably,  in areas such as growth of gross national  product,  rate of inflation,  capital  reinvestment,  resource  self-sufficiency and balance of payments position; it may also be more  difficult  to obtain and enforce a judgment  against a foreign  issuer.  In  general,  less  information  is publicly  available with respect to non-US  issuers than is available  with respect to US companies.  Most foreign companies  are also not subject to the uniform  accounting  and  financial  reporting  requirements  applicable to issuers in the United States.  Any foreign  investments  made by the Funds must be made in compliance  with US and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities  generally are denominated and pay dividends or interest in foreign  currencies,  and a
Fund may hold various  foreign  currencies from time to time, the value of the net assets of a Fund as measured in
US dollars  will be  affected  favorably  or  unfavorably  by changes in  exchange  rates.  Generally,  the Funds'
currency exchange  transactions will be conducted on a spot (i.e.,  cash) basis at the spot rate prevailing in the currency  exchange market.  The cost of a Fund's currency  exchange  transactions will generally be the difference between  the bid and offer  spot  rate of the  currency  being  purchased  or sold.  In order to  protect  against uncertainty  in the level of future  foreign  currency  exchange  rates,  the Funds are  authorized  to enter into certain foreign currency exchange transactions.

In addition,  while the volume of transactions  effected on foreign  securities  exchanges has increased in recent years,  in most  cases it  remains  appreciably  below that of The New York Stock  Exchange,  Inc.  (the  "NYSE").
Accordingly,  a Fund's  foreign  investments  may be less  liquid  and  their  prices  may be more  volatile  than comparable  investments  in securities of US issuers.  Moreover,  the settlement  periods for foreign  securities, which are often longer than those for  securities of US issuers,  may affect  portfolio  liquidity.  In buying and selling  securities on foreign  exchanges,  a Fund normally pays fixed  commissions that are generally higher than the  negotiated  commissions  charged in the United  States.  In  addition,  there is  generally  less  government supervision and regulation of securities  exchanges,  brokers and issuers in foreign  countries than in the United
States.

Emerging  Markets.  The world's  industrialized  markets generally include (but are not limited to) the following:
Australia,  Austria,  Bermuda,  Belgium, Canada, Cayman Islands,  Cyprus, Denmark,  Finland, France, Germany, Hong
Kong, Iceland,  Ireland, Italy, Japan, Kuwait,  Luxembourg,  Netherlands,  New Zealand, Norway,  Portugal,  Qatar,
Singapore,  Spain, Sweden,  Switzerland,  the United Arab Emirates, the United Kingdom, and the United States. The
world's  emerging  markets  generally  include  (but  are not  limited  to)  the  following:  Argentina,  Armenia,
Azerbaijan,  Bahrain,  Bangladesh,  Barbados, Bhutan, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia,
Costa Rica, Cote d'Ivoire,  Croatia,  the Czech Republic,  the Dominican  Republic,  Ecuador,  Egypt, El Salvador,
Estonia, Fiji, Ghana, Greece,  Guatemala,  Honduras,  Hungary,  India, Indonesia,  Iran, Israel, Jamaica,  Jordan,
Kazakhstan,  Kenya, Korea, Latvia, Lebanon,  Lithuania,  Macedonia, Malta, Malaysia,  Mauritius,  Mexico, Moldova,
Mongolia,  Morocco,  Namibia,  Nepal, Nigeria,  Nigeria,  Oman, Pakistan,  Panama,  Paraguay,  Peru,  Philippines,
Poland, Romania,  Russia, Saudi Arabia, Slovakia,  Slovenia, South Africa, Sri Lanka, Taiwan, Tanzania,  Thailand,
Trinidad and Tobago, Tunisia, Turkey, Ukraine,  Uruguay,  Uzbekistan,  Venezuela,  West Bank and Gaza, Yugoslavia,
Zambia and Zimbabwe.

Investment  in  securities  of  issuers  based in  underdeveloped  emerging  markets  entails  all of the risks of investing in securities of non-US  issuers  outlined  above but to a heightened  degree.  These  heightened  risks include: (1) greater risks of expropriation,  confiscatory taxation,  nationalization,  and less social, political and economic  stability;  (2) the smaller size of the market for such  securities and a low or nonexistent  volume of trading,  resulting in lack of liquidity and in price  volatility;  and (3) certain national policies which may restrict the Fund's investment  opportunities  including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

In addition to brokerage  commissions,  custodial  services  and other costs  relating to  investment  in emerging markets are generally more  expensive  than in the United States.  Such markets have been unable to keep pace with the volume of  securities  transactions,  making it  difficult to conduct such  transactions.  The  inability of a
Fund to make  intended  securities  purchases  due to settlement  problems  could cause a Fund to miss  attractive investment  opportunities.  Inability to dispose of a security due to settlement  problems  could result either in losses  to a Fund due to  subsequent  declines  in the value of the  security  or,  if a Fund has  entered  into a contract to sell the security, could result in possible liability to the purchaser.  See "Illiquid Securities."

Special  Considerations  Concerning the Pacific Basin.  Many Asian countries may be subject to a greater degree of social,  political and economic  instability  than is the case in the United States and European  countries.  Such instability  may result from (1)  authoritarian  governments  or military  involvement  in political  and economic decision-making;  (2)  popular  unrest  associated  with  demands  for  improved  political,  economic  and social conditions;  (3) internal  insurgencies;  (4)  hostile  relations  with  neighboring  countries;  and (5)  ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily  dependent upon  international  trade and are accordingly affected by protective  trade barriers and the economic  conditions of their trading  partners,  principally,  the
United States,  Japan,  China and the European  Community.  The enactment by the United States or other  principal trading partners of protectionist  trade  legislation,  reduction of foreign investment in the local economies and general  declines  in the  international  securities  markets  could have a  significant  adverse  effect upon the securities markets of the Asian countries.

The  securities  markets  in Asia are  substantially  smaller,  less  liquid  and  more  volatile  than the  major securities  markets  in the United  States.  A high  proportion  of the  shares of many  issuers  may be held by a limited  number of  persons  and  financial  institutions,  which may limit  the  number of shares  available  for investment  by a Fund.  Similarly,  volume and  liquidity  in the bond markets in Asia are less than in the United
States and, at times,  price  volatility can be greater than in the United States.  A limited number of issuers in
Asian  securities  markets may  represent a  disproportionately  large  percentage  of market  capitalization  and trading  value.  The limited  liquidity of securities  markets in Asia may also affect a Fund's ability to acquire or  dispose  of  securities  at the price and time it wishes to do so. A Fund's  inability  to  dispose  fully and promptly of positions  in  declining  markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices.  In addition,  the Asian  securities  markets are susceptible to being influenced by large investors trading  significant  blocks of securities.  Also, many stock markets are undergoing a period of growth and change  which may result in trading  volatility  and  difficulties  in the  settlement  and recording of  transactions,  and in  interpreting  and applying the relevant law and  regulations.  See  "Illiquid
Securities."

Furthermore,  each Fund may invest in  securities  denominated  in  currencies  of Asian  countries.  Accordingly, changes in the value of these  currencies  against the US dollar will  result in  corresponding  changes in the US dollar value of the Fund's assets denominated in those currencies.

Rating  Services.  The ratings of Moody's and S&P  represent  their  opinions as to the quality of the  securities that they  undertake to rate. It should be emphasized,  however,  that ratings are relative and subjective and are not  absolute  standards  of quality.  Although  these  ratings are an initial  criterion  for  selection  of Fund investments,  the Advisor also makes its own  evaluation  of these  securities,  subject to review by the Board of
Trustees.  After  purchase by a Fund, an  obligation  may cease to be rated or its rating may be reduced below the minimum  required for purchase by that Fund.  Neither event would  require that Fund to eliminate  the  obligation from its  portfolio,  but the Advisor will  consider such an event in its  determination  of whether a Fund should continue to hold the  obligation.  A description  of the ratings used herein and in the Prospectus is set forth in the Appendix A to this SAI.

Other Investments and Investment Practices

Illiquid  Securities.  Historically,  illiquid securities have included securities subject to contractual or legal restrictions  on resale  because they have not been  registered  under the Securities Act of 1933, as amended (the
"1933 Act"),  securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities  which have not been registered  under the 1933 Act are referred to as private placements  or restricted  securities  and are  purchased  directly  from the issuer or in the  secondary  market.
Investments in  non-publicly  traded  securities  (including  Rule 144A  Securities)  may involve a high degree of business  and  financial  risk and may result in  substantial  losses.  These  securities  may be less liquid than publicly  traded  securities,  and it may take  longer to  liquidate  these  positions  than would be the case for publicly  traded  securities.  Companies  whose  securities  are not  publicly  traded  may not be  subject to the disclosure  and other  investor  protection  requirements  applicable to companies  whose  securities are publicly traded.  Limitations  on resale may have an adverse  effect on the  marketability  of portfolio  securities  and a mutual fund might be unable to dispose of  restricted  or other  illiquid  securities  promptly  or at  reasonable prices and might  thereby  experience  difficulty  satisfying  redemptions  within seven days.  An  investment  in illiquid  securities  is subject to the risk that,  should a Fund  desire to sell any of these  securities  when a ready  buyer is not  available  at a price  that is deemed to be  representative  of their  value,  the value of a
Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant  amount of these restricted or other illiquid  securities because of the potential  for delays on resale and  uncertainty  in  valuation.  A mutual fund might also have to register such  restricted  securities  in order to dispose of them  resulting  in  additional  expense  and delay.  Adverse market conditions could impede such a public offering of securities.

A large  institutional  market has developed for certain  securities  that are not registered  under the 1933 Act,
including   repurchase   agreements,   commercial  paper,   non-US  securities  and  corporate  bonds  and  notes.
Institutional  investors depend on an efficient  institutional  market in which the  unregistered  security can be readily  resold or on an issuer's  ability to honor a demand for  repayment.  The fact that there are  contractual or legal  restrictions on resale of such  investments to the general public or to certain  institutions may not be indicative of their liquidity.

The SEC has adopted  Rule 144A,  which allows a broader  institutional  trading  market for  securities  otherwise subject to  restriction  on their resale to the general  public.  Rule 144A  establishes  a "safe harbor" from the registration  requirements of the 1933 Act for resales of certain  securities to qualified  institutional  buyers.
The Advisor anticipates that the market for certain restricted  securities such as institutional  commercial paper will expand  further as a result of this  regulation  and the  development  of automated  systems for the trading, clearance and  settlement of  unregistered  securities of domestic and non-US  issuers,  such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered  illiquid and therefore  subject to a Fund's limit on the purchase of illiquid  securities  unless the  Advisor  determines  that the Rule 144A  Securities  are liquid.  In reaching liquidity  decisions,  the Advisor may consider,  inter alia, the following factors: (i) the unregistered nature of the  security;  (ii) the  frequency of trades and quotes for the  security;  (iii) the number of dealers wishing to purchase or sell the security and the number of other potential  purchasers;  (iv) dealer  undertakings to make a market in the  security  and (v) the nature of the  security  and the nature of the  marketplace  trades
(e.g.,  the time needed to dispose of the  security,  the method of  soliciting  offers and the  mechanics  of the transfer).

Investing in Rule 144A  Securities  could have the effect of increasing  the level of illiquidity in a Fund to the extent that qualified  institutional  buyers are  unavailable or  uninterested  in purchasing such securities from that Fund. The Board has adopted  guidelines  and delegated to the Advisor the daily  function of determining  and monitoring the liquidity of Rule 144A Securities,  although the Board will retain ultimate  responsibility for any liquidity determinations.

Each Fund will not  invest  more than 15% of its net  assets in  illiquid  securities,  which  include  repurchase agreements and time deposits maturing in more than seven days and securities that are not readily marketable.

TBA Purchase  Commitments.  The Funds may enter into TBA purchase  commitments to purchase  securities for a fixed price at a future date,  typically not exceeding 45 days. TBA purchase  commitments  may be considered  securities in  themselves,  and  involve  a risk of loss if the  value of the  security  to be  purchased  declines  prior to settlement  date,  which risk is in  addition  to the risk of decline  in the value of the  Funds'  other  assets.
Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

When-Issued  and Delayed  Delivery  Securities.  Each Fund may purchase  securities  on a  when-issued  or delayed delivery  basis.  Delivery of and payment  for these  securities  can take place a month or more after the date of the purchase  commitment.  The payment  obligation and the interest rate that will be received on when-issued  and delayed-delivery  securities are fixed at the time the buyer enters into the  commitment.  Due to  fluctuations in the value of securities  purchased or sold on a when-issued  or  delayed-delivery  basis,  the yields  obtained on such  securities may be higher or lower than the yields  available in the market on the dates when the investments are actually  delivered to the buyers.  When-issued  securities may include  securities  purchased on a "when,  as and if issued" basis,  under which the issuance of the security  depends on the occurrence of a subsequent  event, such as approval of a merger,  corporate  reorganization  or debt  restructuring.  The value of such securities is subject to market  fluctuation  during this period and no interest  or income,  as  applicable,  accrues to a Fund until settlement takes place.

At the time a Fund makes the commitment to purchase  securities on a when-issued  or delayed  delivery  basis,  it will record the  transaction,  reflect the value each day of such  securities in  determining  its net asset value and, if  applicable,  calculate  the maturity for the purposes of average  maturity from that date. At the time of settlement  a  when-issued  security  may  be  valued  at  less  than  the  purchase  price.  To  facilitate  such acquisitions,  a Fund  identifies  on its  books  cash or  liquid  assets  in an  amount  at  least  equal to such commitments.  It may be expected  that a Fund's net assets will  fluctuate to a greater  degree when it sets aside portfolio  securities  to cover such  purchase  commitments  than when it sets aside cash.  On delivery  dates for such transactions,  a Fund will meet its obligations from maturities or sales of the segregated  securities and/or from cash  flow.  If a Fund  chooses  to  dispose  of the right to  acquire a  when-issued  security  prior to its acquisition,  it could,  as with the disposition of any other  portfolio  obligation,  incur a gain or loss due to market fluctuation.  When a Fund engages in when-issued or delayed-delivery  transactions,  it relies on the other party to  consummate  the trade.  Failure of the  seller to do so may  result in the  Fund's  incurring  a loss or missing an opportunity to obtain a price considered to be advantageous.

Repurchase  Agreements.  Each Fund may engage in repurchase  agreement  transactions only with US or foreign banks having  total  assets of at least  US$100  million  (or its  foreign  currency  equivalent).  Under the terms of a typical  repurchase  agreement,  a Fund would  acquire any  underlying  security  for a  relatively  short  period
(usually not more than one week),  subject to an obligation of the seller to repurchase,  and that Fund to resell, the  obligation at an agreed price and time,  thereby  determining  the yield during that Fund's  holding  period.
This  arrangement  results in a fixed rate of return  that is not subject to market  fluctuations  during a Fund's holding  period.  The value of the underlying  securities  will be at least equal at all times to the total amount of the  repurchase  obligations,  including  interest.  A Fund  bears a risk of loss in the event of default by or bankruptcy  of the  other  party  to a  repurchase  agreement.  A Fund  may be  delayed  in,  or  prevented  from, exercising  its rights to dispose of the  collateralized  securities.  To the extent that,  in the  meantime,  the value of the securities  repurchased  had decreased or the value of the  securities  had  increased,  a Fund could experience a loss. The Advisor  reviews the  creditworthiness  of those banks and dealers with which a Fund enters into  repurchase  agreements  and monitors on an ongoing basis the value of the  securities  subject to repurchase agreements  to ensure that it is maintained at the required  level.  A repurchase  agreement is considered to be a loan under the 1940 Act.

Reverse  Repurchase  Agreements.  Each Fund may borrow funds by, among other  things,  agreeing to sell  portfolio securities to financial  institutions  that meet the standards  described  under  "Repurchase  Agreements"  and to repurchase  them at a mutually  agreed  date and price (a  "reverse  repurchase  agreement").  The Funds may enter into  reverse  repurchase  agreements  with banks and  domestic  broker-dealers.  At the time a Fund enters into a reverse  repurchase  agreement it will segregate cash or liquid  securities having a value equal to the repurchase price,  including accrued interest.  The segregated  assets will be  marked-to-market  daily and additional assets will be  segregated on any day in which the assets fall below the  repurchase  price (plus  accrued  interest).  A
Fund's  liquidity  and  ability to manage  its  assets  might be  affected  when it sets  aside cash or  portfolio securities to cover such  commitments.  Reverse  repurchase  agreements  involve the risk that the market value of the  securities  sold by a Fund may  decline  below the  repurchase  price of those  securities.  In the event the buyer of securities under a reverse  repurchase  agreement files for bankruptcy or becomes  insolvent,  such buyer or its trustee or receiver may receive an extension  of time to determine  whether to enforce a Fund's  obligation to  repurchase  the  securities,  and a  Fund's  use of the  proceeds  of the  reverse  repurchase  agreement  may effectively be restricted  pending such decision.  Reverse  repurchase  agreements are considered to be borrowings by a Fund.

Mortgage  Dollar Rolls.  The Funds may enter into mortgage  "dollar  rolls" in which a Fund sells  securities  for delivery  in the  current  month  and  simultaneously  contracts  to  repurchase  substantially  similar,  but not identical  (same type,  coupon and maturity),  securities on a specified  future date.  During the roll period,  a
Fund forgoes  principal and interest paid on the securities.  The Funds are compensated by the difference  between the current sales price and the lower forward price for the future  purchase  (often referred to as the "drop") or fee income and by the interest  earned on the cash  proceeds of the initial  sale. A "covered  roll" is a specific type of dollar roll for which there is an offsetting  cash position or a cash equivalent  security  position which matures on or before the forward  settlement  date of the dollar roll  transaction.  The Funds may enter into both covered and uncovered  rolls.  At the time a Fund enters into a dollar roll  transaction,  it will  segregate cash or liquid  securities  having a value not less than the repurchase  price  (including  accrued  interest) and will subsequently monitor the segregated assets to ensure that their value is maintained.

Lending  of  Portfolio  Securities.  Each  Fund may lend its  portfolio  securities  (taken  at  market  value) to brokers,  dealers and other  financial  organizations  that meet  capital and other credit  requirements  or other criteria  established  by the Funds' Board of Trustees.  The Funds will not lend  securities to the Advisors,  the
Distributor  or their  affiliates,  except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a  determination  that the fee paid to the placing  broker is  reasonable.  These loans must be  collateralized  by cash or liquid  securities at least equal to the market value of the securities loaned plus accrued  income.  By lending  their  securities,  the Funds may  increase  their income by  continuing  to receive payments in respect of dividends  and interest on the loaned  securities  as well as by either  investing the cash collateral  in  short-term  securities  or  obtaining  yield in the form of  interest  paid by the  borrower  when irrevocable  letters of credit  and US  government  obligations  are used as  collateral.  Any gain or loss in the market price of the  securities  loaned that might occur during the term of the loan would be for the account of a
Fund.  From time to time,  a Fund may return a part of the  interest  earned  from the  investment  of  collateral received for securities  loaned to the borrower and/or a third party that is  unaffiliated  with the Fund and that is acting as a "finder."

The Funds will adhere to the following  conditions whenever  securities are loaned:  (1) the Funds must receive at least 100%  collateral  consisting of cash or equivalent  securities of the type discussed above at least equal to the market  value of the  securities  loaned plus  accrued  interest  from the  borrower;  (2) the  borrower  must increase this collateral  whenever the market value of the securities  including  accrued interest rises above the level of the  collateral;  (3) the  Funds  must be able to  terminate  the loan at any time;  (4) the  Funds  must receive reasonable  interest on the loan, as well as any dividends,  interest or other distributions on the loaned securities;  (5) the Funds may pay only  reasonable  custodian  fees in connection  with the loan;  and (6) voting rights on the loaned securities may pass to the borrower;  provided,  however,  that if a material event adversely affecting  the  investment  occurs,  the Funds must retain the right to terminate the loan and recall and vote the securities.

During  the term of the  loan,  a Fund  continues  to bear the risk of  fluctuations  in the  price of the  loaned securities.  In  lending  securities  to  brokers,  dealers  and other  organizations,  a Fund is subject to risks which, like those associated with other extensions of credit,  include delays in receiving additional  collateral, in recovery of the  securities  or even loss of rights in the  collateral  should the  borrower of the  securities fail  financially.  Default by or  bankruptcy  of a borrower  would  expose the Funds to possible  loss because of adverse market action,  expenses and/or delays in connection  with the  disposition of the underlying  securities.
Upon receipt of appropriate  regulatory  approval,  cash collateral may be invested in a money market fund managed by the Advisor (or one of its  affiliates)  and the  Advisor  (or one of its  affiliates)  may serve as the Funds'
lending agent and may share in revenue  received from securities  lending  transactions  as compensation  for this service.

Borrowing.  Each Fund may borrow for temporary or emergency  purposes.  This  borrowing  may be  unsecured.  Among the forms of borrowing  in which each Fund may engage is entering  into reverse  repurchase  agreements.  The 1940
Act requires a Fund to maintain  continuous  asset  coverage  (that is, total assets  including  borrowings,  less liabilities  exclusive of borrowings) of 300% of the amount  borrowed.  If the asset coverage should decline below
300% as a result of market  fluctuations  or for other  reasons,  a Fund is required to sell some of its portfolio securities  within three days to reduce its borrowings and restore the 300% asset coverage,  even though it may be disadvantageous  from an investment  standpoint  to sell  securities at that time.  Borrowing may  exaggerate  the effect on net asset value of any increase or decrease in the market value of the  portfolio.  Money  borrowed will be subject to interest  costs which may or may not be recovered by  appreciation  of the securities  purchased.  A
Fund also may be required to maintain  minimum  average  balances in  connection  with such  borrowing or to pay a commitment  or other fee to maintain a line of credit;  either of these  requirements  would  increase the cost of borrowing over the stated interest rate.  See "Investment Restrictions."

Short  Sales.  The Funds may engage in short  sales with  respect to  securities  that it owns or has the right to obtain  (for  example,  through  conversion  of a  convertible  bond).  These  transactions,  known as short sales
"against the box," allow a Fund to hedge against price  fluctuations  by locking in a sale price for securities it does not wish to sell  immediately.  In a short sale,  a Fund sells a borrowed  security  and has a  corresponding obligation  to the  lender to  return  the  identical  security.  The  seller  does not  immediately  deliver  the securities  sold and is said to have a short  position in those  securities  until delivery  occurs.  If the Funds engage in a short sale, the collateral for the short position will be segregated.

The  Funds do not  intend to  engage  in short  sales  against  the box for  investment  purposes.  Each Fund may, however,  make a short sale as a hedge,  when it  believes  that the price of a security  may  decline,  causing a decline  in the  value  of a  security  owned  by a Fund  (or a  security  convertible  or  exchangeable  for such security).  In such case,  any future  losses in a Fund's  long  position  should be offset by a gain in the short position and,  conversely,  any gain in the long position should be reduced by a loss in the short  position.  The extent to which such gains or losses are reduced will depend upon the amount of the security  sold short  relative to the amount a Fund owns.  There  will be  certain  additional  transaction  costs  associated  with short  sales against the box, but a Fund will  endeavor to offset these costs with the income from the  investment  of the cash proceeds of short sales.

Other Investment  Companies.  Each Fund may invest in the securities of other US-registered  investment companies.
Each Fund may not invest more than 5% of its total assets in the  securities  of any one such  investment  company or acquire more than 3% of the voting  securities of any other such  investment  company.  A Fund will  indirectly bear its  proportionate  share of any  management or other fees paid by investment  companies in which it invests, in addition to its own fees.

Temporary  Defensive  Investments.  For temporary  defensive  purposes during periods when the Advisor  determines that conditions  warrant,  the Funds may invest all or a portion of its assets in cash and investment  grade money market  instruments,  including  (but not limited to) securities  issued or guaranteed by the US  government,  its agencies or instrumentalities;  certificates of deposit,  time deposits,  and bankers' acceptances issued by banks or savings and loans  associations  having net assets of at least $100  million as of the end of their most recent fiscal  year;  commercial  paper rated at the time of  purchase at least A-2 by S&P or P-2 by Moody's,  or unrated commercial paper determined by the Advisor to be of comparable  quality;  repurchase  agreements  involving any of the foregoing;  and, to the extent  permitted by applicable law, shares of other  investment  companies  investing solely in money market instruments.

Diversification.  The  European  Equity  Fund is  "diversified"  under the 1940 Act and is also  subject to issuer diversification  requirements  imposed  on  regulated  investment  companies  by  Subchapter  M of the  Code.  See
"Investment Restrictions" and "Taxes."

The Emerging  Markets Debt Fund is  "non-diversified"  under the 1940 Act,  which means that the Emerging  Markets
Debt Fund is not limited by the 1940 Act in the  proportion  of its assets  that it may invest in the  obligations of a single  issuer.  As a  non-diversified  investment  company,  the  Emerging  Markets  Debt Fund may  invest a greater  proportion  of its assets in the  obligations  of a small  number of  issuers  and,  as a result,  may be subject to greater risk with respect to portfolio  securities.  To the extent that the Emerging  Markets Debt Fund assumes  large  positions in the  securities  of a small number of issuers,  its return may fluctuate to a greater extent than that of a  diversified  company as a result of changes in the  financial  condition or in the market's assessment of the issuers.

The  Emerging  Markets  Debt Fund is  subject to  certain  federal  tax  diversification  requirements  and to the policies adopted by the Advisor.  To qualify as a "regulated  investment  company," the Emerging Markets Debt Fund will comply with certain  requirements,  including  limiting its  investments so that at the close of each quarter of the  taxable  year (i) not more  than 25% of the  market  value of its total  assets  will be  invested  in the securities  of a single  issuer,  and (ii) with respect to 50% of the market value of its total  assets,  not more than 5% of the market value of its total assets will be invested in the  securities  of a single  issuer,  and the
Emerging  Markets Debt Fund will not own more than 10% of the  outstanding  voting  securities of a single issuer.
These federal tax diversification requirements are subject to certain qualifications and exceptions.

Concentration  of  Investments.  As a matter of  fundamental  policy,  no Fund may invest 25% or more of its total assets in the  securities  of one or more issuers  conducting  their  principal  business  activities  in the same industry (except US government securities).

                                              TRUSTEES AND OFFICERS

The  overall  business  and  affairs of the Trust and the Funds are  managed by the Board of  Trustees.  The Board approves all significant  agreements between the Trust/Funds and persons or companies  furnishing  services to the
Trust/Funds,  including  the  Trust/Funds  agreements  with its  investment  advisor,  distributor,  custodian and transfer  agent.  The Board of Trustees and the executive  officers are  responsible  for managing the Trust/Funds affairs and for exercising the Trust/Funds  powers except those reserved for the  shareholders  and those assigned to the  Advisor  or other  service  providers.  Each  Trustee  holds  office  until he  resigns,  is  removed or a successor is elected and  qualified.  Each  officer is elected to serve until he or she  resigns,  is removed or a successor has been duly elected and qualified.

The  following  information  is provided  for each Trustee and Officer of the Trust and the Funds' Board as of the
end of the most  recently  completed  calendar  year.  The first section of the table lists  information  for each
Trustee who is not an  "interested  person" of the Trust and Funds (as  defined in the 1940 Act) (an  "Independent
Trustee").  Information  for each  Non-Independent  Trustee (the  "Interested  Trustee")  follows.  The Interested
Trustees are  considered  to be  interested  persons as defined by the 1940 Act because of their  employment  with either the Funds' advisor and/or  underwriter.  The mailing  address for the Trustees and Officers with respect to
Trust's operations is One South Street, Baltimore, Maryland, 21202.

The following individuals hold the same position with the Funds and the Trust.

Non-Interested Trustees

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,       Business Experience and Directorships                                   Number of Funds
Position with the
Fund and Length of Time                                                                            in the Fund
Served1,2                  During the Past 5 Years                                                 Complex Overseen
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Richard R. Burt            Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the           67
2/3/47                     Board, Weirton Steel Corporation3 (April 1996 to present); Member of
Trustee since 2002         the Board, Hollinger International, Inc.3 (publishing) (1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell
                           Hutchins families of funds) (registered investment companies) (1995 to present); and Member, Textron Inc.3 International Advisory Council
                           (July 1996 to present). Formerly, Partner, McKinsey & Company
                           (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms
                           Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board,
                           Homestake Mining3 (mining and exploration) (1998-February 2001), Archer
                           Daniels Midland Company3 (agribusiness operations) (October 1996-June
                           2001) and Anchor Gaming (gaming software and equipment) (March
                           1999-December 2001).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix            65
3/28/30                    Euclid Market Neutral Funds (since May 1998) (registered investment
Trustee since 2002         companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick
                           (June 1956-June 1986); Director, Vintners International Company Inc.
                           (June 1989-May 1992), Coutts (USA) International (January 1992-March
                           2000), Coutts Trust Holdings Ltd., Coutts Group (March 1991-March
                           1999); General Partner, Pemco (investment company) (June 1979-June
                           1986).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New          66
7/15/37                    York University (since September 1964); Trustee, CREF (Pension Fund)
Trustee since 2002         (since January 2000); Director, S.G. Cowen Mutual Funds (January
                           1985-January 2001), Japan Equity Fund, Inc. (since January 1992), Thai
                           Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since
                           2000) (registered investment companies). Formerly, Trustee, TIAA
                           (Pension Fund) (January 1996-January 2000).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman         Private Equity Investor (January 1997 to present); Director, Soundview         65
05/27/37                   Technology Group Inc. (investment banking) (July 1998 to present),
Trustee since 2002         Corvis Corporation3 (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds
                           (registered investment companies) (March 1998 to present). Formerly,
                           Director, Circon Corp.3 (medical instruments) (November 1998-January
                           1999); President and Chief Executive Officer, The National Association
                           of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc.
                           (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated
                           (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex.
                           Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                           (1976-1985).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance          65
2/18/46                    Department, The Wharton School, University of Pennsylvania (since July
Trustee since 2002         1972); Director, Lauder Institute of International Management Studies
                           (since July 2000); Co-Director, Wharton Financial Institutions Center
                           (since July 2000) and Vice Dean and Director, Wharton Undergraduate
                           Division (July 1995-June 2000).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate) (since        65
01/31/33                   1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer
Trustee since 1993         (since 1985) and Trustee of 22 open-end mutual funds managed by Sun
                           Capital Advisers, Inc. (since 1998).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts               65
4/10/51                    (charitable foundation) (1994 to present); Executive Vice President,
Trustee since 2002         Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly, Executive Director, The Pew Charitable Trusts
                           (1988-1994); Director, ISI Family of Funds (registered investment companies) (1997-1999) and Director, The Glenmede Trust Company
                           (investment trust and wealth management) (1994-2002).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.        Principal, Philip Saunders Associates (Economic and Financial                 65
10/11/35                   Consulting) (since November 1988). Formerly, Director, Financial
Trustee since 2002         Industry Consulting, Wolf & Company (consulting)(1987-1988); President,
                           John Hancock Home Mortgage Corporation (1984-1986); Senior Vice
                           President of Treasury and Financial Services, John Hancock Mutual Life
                           Insurance Company, Inc. (1982-1986).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
William N. Searcy          Pension & Savings Trust Officer, Sprint Corporation3                           65
09/03/46                   (telecommunications) (since November 1989); Trustee of 22 open-end
Trustee since 1993         mutual funds managed by Sun Capital Advisers, Inc. (since November
                           1998).
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth        President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May         68
1/29/40                    1982 to present). Formerly, President and Trustee, Trust for
Trustee since 2002         Investment Managers (registered investment company) (April 1999-June
                           2002); President, Investment Company Administration, L.L.C. (January
                           1992*-July 2001); President, Treasurer and Director, First Fund
                           Distributors, Inc. (June 1990-January 2002); Vice President,
                           Professionally Managed Portfolios (May 1991-January 2002) and Advisors
                           Series Trust (October 1996-January 2002) (registered investment companies); President, Guinness Flight Investment Funds, Inc.
                           (registered investment company) (June 1994-November 1998).
                           * Inception date of the corporation which was the predecessor to the
                           L.L.C.
--------------------------------------------------------------------------------------------------------------------

Interested Trustee

---------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,       Business Experience and Directorships                                   Number of Funds
Position with the
Fund and Length of Time                                                                            in the Fund
Served1,2                  During the Past 5 Years                                                 Complex Overseen
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Richard T. Hale4           Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche            200
7/17/45                    Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present);
Chairman since August 16,  Director and President, Investment Company Capital Corp. (registered
2002 and Trustee since 1999investment advisor) (1996 to present); Director, Deutsche Global Funds,
                           Ltd. (2000 to present), CABEI Fund (2000 to present), North American
                           Income Fund (2000 to present) (registered investment companies);
                           Director, Scudder Global Opportunities Fund (since 2003);
                           Director/Officer Deutsche/Scudder Mutual Funds (various dates);
                           President, Montgomery Street Securities, Inc. (2002 to present)
                           (registered investment companies); Vice President, Deutsche Asset
                           Management, Inc. (2000 to present); formerly, Director, ISI Family of
                           Funds (registered investment company; 4 funds overseen) (1992-1999).
---------------------------------------------------------------------------------------------------------------------

Officers

---------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,       Business Experience and Directorships
Position with the
Fund and Length of Time
Served1,2                  During the Past 5 Years
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr.5    Managing Director of Deutsche Asset Management, Inc. (1999-present), Vice President and
8/30/58                    Director of Scudder Distributors, Inc. (2001-present), Trustee, Crossroads for Kids,
President since 2002       Inc. (serves at risk children) (1990-present); President and Director, Scudder Service
                           Corp. (2000-present), Scudder Financial Services, Inc. (2000-present), Scudder
                           Investments Service Company (2001-present).

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Kenneth Murphy5            Vice President, Deutsche Asset Management (September 2000-present). Formerly, Director,
10/13/63                   John Hancock Signature Services (1992-2001); Senior Manager, Prudential Mutual Fund
Vice President and         Services (1987-1992).
Anti-Money Laundering
Compliance Officer since
2002
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo5          Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President
8/5/57                     and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.)
Treasurer since 2002       (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP)
                           (1993-1998).

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch           Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global
3/27/54                    Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002),
Secretary since 2002       Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                           Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Caroline Pearson           Managing Director of Deutsche Asset Management
4/1/62
Assistant Secretary,
since 2002
---------------------------------------------------------------------------------------------------------------------

1        Unless  otherwise  indicated,  the  mailing  address of each  Trustee and  Officer  with  respect to fund operations is One South Street, Baltimore, MD 21202.

2        Length of time  served  represents  the date that each  Trustee or Officer  first  began  serving in that position with Morgan Grenfell Investment Trust of which this fund is a series.

3        A publicly held company with  securities  registered  pursuant to Section 12 of the  Securities  Exchange
         Act of 1934.

4        Mr. Hale is a Trustee who is an "interested  person"  within the meaning of Section  2(a)(19) of the 1940
         Act. Mr. Hale is Vice  President  of the Advisor and a Managing  Director of Deutsche  Asset  Management,
         the US asset management unit of Deutsche Bank and its affiliates.

5        Address: Two International Place, Boston, Massachusetts.

Trustee Ownership in the Funds

                                                                                         Aggregate Dollar Range of
                                                               Dollar Range of            Ownership as of 12/31/02
                                   Dollar Range of         Beneficial Ownership in        in Every Fund Overseen by
                               Beneficial Ownership in      Emerging Markets Debt             Trustee in the
Trustee                         European Equity Fund1               Fund1                     Fund Complex2,3
-------                         ---------------------               -----                     ---------------

Independent Trustees:

Richard R Burt                      None                        None                            Over $100,000
S. Leland Dill                      None                        None                            Over $100,000
Martin J. Gruber                    None                        None                            $10,001-$50,000
Joseph R. Hardiman                  None                        None                            Over $100,000
Richard J. Herring                  None                        None                            $50,001-$100,000
Graham E. Jones                     $1 - $10,001                None                            Over $100,000
Rebecca W. Rimel                    None                        None                            Over $100,000
Philip Saunders, Jr.                None                        None                            Over $100,000
William N. Searcy                   None                        None                            $1-$10,000
Robert H. Wadsworth                 None                        None                            Over $100,000

Interested Trustee

Richard T. Hale                     None                        None                            Over $100,000

1        The amount  shown  includes  share  equivalents  of funds which the board member is deemed to be invested pursuant  to  the  Funds'  deferred  compensation  plan.  The  inclusion  therein  of any  shares  deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

2        Securities  beneficially  owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the director's  economic  interest is tied to the securities,  employment  ownership and securities  when the director  can exert  voting  power and when the  director has  authority to sell the securities. The dollar ranges are:  None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

3        Morgan Grenfell Investment Trust, and its series:
         International Select Equity Fund
         European Equity Fund
         Emerging Markets Equity Fund
         Emerging Markets Debt Fund
         Fixed Income Fund
         Municipal Bond Fund
         Short Duration Fund (previously known as Short-Term Fixed Income Fund) Short-Term Municipal Bond Fund
         High Income Plus Fund (previously known as High Yield Bond Fund)
         Micro Cap Fund
         Total Return Bond Fund

As of February 11, 2003, the Corporation's  Directors and Officers,  as a group, owned less than 1% of each Funds'
outstanding Class A, B, C, Institutional and Investment Shares, as applicable.

To the best of the Funds'  knowledge,  as of February 11, 2003,  no person owned more than 5% of each class of the
Funds' outstanding shares except as noted below.

As of February 11, 2003,  7,327 shares in the aggregate,  or 31.09% of the outstanding  shares of Scudder European
Equity  Fund,  Class A were  held in the  name of Bear  Stearns  Securities  Corp.,  for the  benefit  of  account
657-95475-11,  1 Metrotech Center North, Brooklyn, NY 11201-3870,  who may be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003,  5,108 shares in the aggregate,  or 21.68% of the outstanding  shares of Scudder European
Equity Fund Class A were held in the name of Investment  Company  Capital  Corp.,  Attn.  Mr. Vito Seta,  280 Park
Avenue,  28th Floor,  New York, NY 10017-1216,  who may be deemed to be the  beneficial  owner of certain of these shares.

As of February 11, 2003,  3,678 shares in the aggregate,  or 15.61% of the outstanding  shares of Scudder European
Equity Fund,  Class A were held in the name of NFSC,  for the benefit of Ms.  Deanna Baker,  account  #0JR-658413,
25712 Floral Court,  Valencia,  CA 91355-2138,  who may be deemed to be the  beneficial  owner of certain of these shares.

As of February 11, 2003,  1,498 shares in the aggregate,  or 6.36% of the outstanding  shares of Scudder  European
Equity  Fund,  Class A were held in the name of Morgan  Stanley DW Inc.,  for the benefit of Mr.  Scott  Perrotty,
P.O. Box 250, New York, NY 10008-0250, who may be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003,  7,100 shares in the aggregate,  or 24.09% of the outstanding  shares of Scudder European
Equity  Fund,  Class B were  held  in the  name of Legg  Mason  Wood  Walker,  Inc,  for the  benefit  of  account
396-00927-10,  P.O. Box 1476,  Baltimore,  MD 21203-1476,  who may be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003,  5,068 shares in the aggregate,  or 17.20% of the outstanding  shares of Scudder European
Equity Fund Class B were held in the name of Investment  Company  Capital  Corp.,  Attn.  Mr. Vito Seta,  280 Park
Avenue,  28th Floor,  New York, NY 10017-1216,  who may be deemed to be the  beneficial  owner of certain of these shares.

As of February 11, 2003,  4,820 shares in the aggregate,  or 16.35% of the outstanding  shares of Scudder European
Equity Fund, Class B were held in the name of BNY Clearing  Services,  LLC, for the benefit of account  3631-3737,
111 East Kilbourn  Avenue,  Milwaukee,  WI 53202-6633,  who may be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003,  3,053 shares in the aggregate,  or 10.36% of the outstanding  shares of Scudder European
Equity  Fund,  Class  B were  held in the  name of  NFSC,  for  the  benefit  of Mr.  Joseph  J.  Giampa,  account
#HDM-204366,  8  Wellings  Street,  Haverhill,  MA  01830-2865,  who may be deemed to be the  beneficial  owner of certain of these shares.

As of February 11, 2003,  2,814 shares in the aggregate,  or 9.55% of the outstanding  shares of Scudder  European
Equity Fund,  Class B were held in the name of Pershing LLC, P.O. Box 2052,  Jersey City, NJ  07303-2052,  who may
be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003,  2,110 shares in the aggregate,  or 7.16% of the outstanding  shares of Scudder  European
Equity  Fund,  Class B were held in the name of Scudder  Trust  Company,  for the benefit of Ms.  Laurie R. Brady,
P.O.  Box 348,  Pittsford,  NY  14534-0348,  who may be  deemed to be the  beneficial  owner of  certain  of these shares.

As of February 11, 2003, 24,535 shares in the aggregate,  or 45.88% of the outstanding  shares of Scudder European
Equity Fund,  Class C were held in the name of NFSC,  for the benefit of Mr.  Lloyd M. Sanchez and Ms.  Dorothy B.
Sanchez for the benefit of Mr. Richard L. Sanchez,  account  #STL-752517,  2405 Quincy Street NE, Albuquerque,  NM
87110-4047 who may be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003,  8,795 shares in the aggregate,  or 16.45% of the outstanding  shares of Scudder European
Equity Fund,  Class C were held in the name of Pershing LLC, P.O. Box 2052,  Jersey City, NJ  07303-2052,  who may
be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003,  6,640 shares in the aggregate,  or 12.42% of the outstanding  shares of Scudder European
Equity  Fund,  Class C were  held in the  name of BNY  Clearing  Services,  LLC,  for  the  benefit  of Mr.  Frank
Allington,  account #1072-3303,  111 East Kilbourn Avenue,  Milwaukee, WI 53202-6633,  who may be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003,  5,068 shares in the aggregate,  or 9.48% of the outstanding  shares of Scudder  European
Equity Fund,  Class C were held in the name of Investment  Company  Capital  Corp.,  Attn. Mr. Vito Seta, 280 Park
Avenue,  28th Floor,  New York, NY 10017-1216,  who may be deemed to be the  beneficial  owner of certain of these shares.

As of February 11, 2003,  3,876 shares in the aggregate,  or 7.25% of the outstanding  shares of Scudder  European
Equity  Fund,  Class C were  held in the  name of Bear  Stearns  Securities  Corp.,  for the  benefit  of  account
657-97280-19,  1 Metrotech Center North, Brooklyn, NY 11201-3870,  who may be deemed to be the beneficial owner of certain of these shares.

As of  February  11,  2003,  215,660  shares in the  aggregate,  or 50.83% of the  outstanding  shares of  Scudder
European  Equity  Fund,  Investment  Class were held in the name of Charles  Schwab & Co.  Inc.,  Special  Custody
Account,  Mutual Funds Department,  101 Montgomery Street, San Francisco,  CA 94104-4122,  who may be deemed to be the beneficial owner of certain of these shares.

As of  February  11,  2003,  117,737  shares in the  aggregate,  or 27.75% of the  outstanding  shares of  Scudder
European  Equity  Fund,  Investment  Class were held in the name of National  Financial  Services  Corp.,  for the exclusive benefit of our customers,  Attn. Mutual Funds-No  Loads-5th Floor, 200 Liberty Street, 1 World Financial
Center,  New York,  NY 10281,  who may be deemed to be the  beneficial  owner of  certain of these  shares.  As of
February 11, 2003, 36,770 shares in the aggregate,  or 8.67% of the outstanding  shares of Scudder European Equity
Fund,  Investment Class were held in the name of Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052,  who may
be deemed to be the beneficial owner of certain of these shares.

As of  February  11,  2003,  227,998  shares in the  aggregate,  or 35.92% of the  outstanding  shares of  Scudder
European Equity Fund,  Institutional  Class were held in the name of National  Financial  Customer for the benefit of Mr. Phillip J. Cannella III, account #APD646300,  1 Crows Nest Circle, West Chester, PA 19382-8517,  who may be
deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003, 83,360 shares in the aggregate,  or 12.98% of the outstanding  shares of Scudder European
Equity Fund,  Institutional  Class were held in the name of Charles Schwab & Co. Inc.,  Special  Custody  Account,
Mutual Funds  Department,  101  Montgomery  Street,  San  Francisco,  CA  94104-4122,  who may be deemed to be the beneficial owner of certain of these shares.

As of February 11, 2003, 78,750 shares in the aggregate,  or 12.41% of the outstanding  shares of Scudder European
Equity Fund,  Institutional  Class were held in the name of Remy  Capital  Partners II LP, 1801 Century Park East,
Suite  1111,  Los  Angeles,  CA  90067-2313,  who may be deemed to be the  beneficial  owner of  certain  of these shares.

As of February 11, 2003, 71,819 shares in the aggregate,  or 12.26% of the outstanding  shares of Scudder European
Equity Fund,  Institutional  Class were held in the name of National  Investor  Services Corp.,  for the exclusive benefit  of our  customers,  55 Water  Street,  Floor 32,  New York,  NY  10041-0028,  who may be deemed to be the beneficial owner of certain of these shares.

As of February  11,  2003,  8,584,174  shares in the  aggregate,  or 47.77% of the  outstanding  shares of Scudder
Emerging  Markets  Debt Fund,  Institutional  Class were held in the name of Public  School  Employees  Retirement
System, c/o State Street Pennsylvania  Services,  30 North 3rd Street, Suite 750, Harrisburg,  PA 17101-1712,  who
may be deemed to be the beneficial owner of certain of these shares.

As of February  11,  2003,  2,337,921  shares in the  aggregate,  or 13.01% of the  outstanding  shares of Scudder
Emerging  Markets Debt Fund,  Institutional  Class were held in the name of Bost & Co., for the benefit of account
#TRWF4115002,  Attn. Mutual Fund Operation, P.O. Box 3198, Pittsburgh, PA 15230-3198,  who may be deemed to be the beneficial owner of certain of these shares.

As of February  11,  2003,  2,163,450  shares in the  aggregate,  or 12.04% of the  outstanding  shares of Scudder
Emerging  Markets  Debt Fund,  Institutional  Class were held in the name of Mellon  Nominees,  for the benefit of account #SWBF6957002,  121 East Wilson Street, P.O. Box 7847, Madison, WI 53707-7847,  who may be deemed to be the beneficial owner of certain of these shares.

As of February  11,  2003,  1,515,  476 shares in the  aggregate,  or 8.43% of the  outstanding  shares of Scudder
Emerging  Markets Debt Fund,  Institutional  Class were held in the name of Master  Trust  pursuant to the Hewlett
Packard  Deferred Profit Sharing Plan & Retirement  Fund, 3000 Hanover Street,  Palo Alto, CA 94394-1112,  who may
be deemed to be the beneficial owner of certain of these shares.

As of  February  11,  2003,  1,438,227  shares in the  aggregate,  or 8.00% of the  outstanding  shares of Scudder
Emerging  Markets Debt Fund,  Institutional  Class were held in the name of Arkansas Public  Employees  Retirement
System, 124 West Capital,  Suite 400, Littlerock,  AR 72201-3700,  who may be deemed to be the beneficial owner of certain of these shares.

Ownership in Securities of The Advisor and Related Companies

As reported to the Funds,  the information in the following table reflects  ownership by the Independent  Trustees and their  immediate  family  members of certain  securities as of December 31, 2002.  An immediate  family member can be a  spouse,  children  residing  in the  same  household  including  step  and  adoptive  children  and  any dependents.  The securities  represent  ownership in an investment  advisor or principal  underwriter of the Funds and any persons (other than a registered  investment company) directly or indirectly  controlling,  controlled by, or under common  control with an investment  advisor or principal  underwriter  of the Funds  (including  Deutsche
Bank AG).

                                                                                   Value of
                               Owner and                                        Securities on       Percent of
                              Relationship                                       an Aggregate      Class on an
Independent Trustee            to Trustee        Company      Title of Class        Basis        Aggregate Basis
-------------------            ----------        -------      --------------        -----        ---------------

Richard R. Burt                   --              None              --               --                --
S. Leland Dill                    --              None              --               --                --
Martin J. Gruber                  --              None              --               --                --
Joseph R. Hardiman                --              None              --               --                --
Richard Herring                   --              None              --               --                --
Graham E. Jones                   --              None              --               --                --
Rebecca W. Rimel                  --              None              --               --                --
Philip Saunders, Jr.              --              None              --               --                --
William N. Searcy                 --              None              --               --                --
Robert H. Wadsworth               --              None              --               --                --

As of December 31, 2002,  the  Trustees and officers of the Trust owned,  as a group,  less than 1% percent of the outstanding shares of each Fund.

Information Concerning Committees and Meetings of Trustees

The Boards of Trustees  of the Trust met five times  during the  calendar  year ended  December 31,  2002 and each
Trustee  attended at least 75% of the  meetings  of the Boards and  meetings  of the  committees  of the Boards of
Trustees on which such Trustee served.

Board  Committee.  The current Board of Trustees was elected on July 30,  2002.  The Trust's  Board  currently has the following committee:

Audit Committee:  The Audit Committee makes  recommendations  regarding the selection of independent  auditors for the Fund, confers with the independent auditors regarding the Funds' financial  statements,  the results of audits and related  matters,  and performs such other tasks as the full Board deems necessary or  appropriate.  The Audit
Committee receives annual  representations  from the auditors as to their  independence.  The members of the Audit
Committee are S. Leland Dill  (Chairman)  and all of the  Non-Interested  Trustees.  The Audit  Committee met five times during the calendar year.

Nominating and Governance  Committee:  The primary  responsibilities  of the Nominating and Governance  Committee,
consists of all the  Non-Interested  Trustees,  are to make  recommendations to the Board on issues related to the composition  and operation of the Board,  and  communicate  with  management on those issues.  The  Nominating and
Governance  Committee  also  evaluates  and nominates  Board member  candidates.  The  Nominating  and  Governance
Committee,  which meets as often as deemed  appropriate  by the  Committee,  met one time during the last calendar year.

Pricing  Committee:  The Pricing  Committee is authorized to act for the Board of Trustees in connection  with the valuation  of  portfolio  securities  held by the  Funds in  accordance  with the  Trust's  Valuation  Procedures.
Messrs.  Hale,  Jones and Searcy are members of the Pricing  Committee,  while Messrs.  Burt,  Dill,  Saunders and
Wadsworth  are  alternates.  Only two  Trustees  are  required to  constitute a quorum for meetings of the Pricing
Committee.  The Pricing Committee met six times during the most recent calendar year.

Executive  Committee:  The  Executive  Committee,  which  did not meet  during  the last  calendar  year,  has the functions of making  recommendations  to the full Board with respect to the renewal of the Fund's  agreements with its service providers.

Remuneration.  Officers of the Trust receive no direct  remuneration from the Funds.  Officers and Trustees of the
Funds who are  officers or  trustees  of Deutsche  Asset  Management  or the  Advisor  may be  considered  to have received remuneration  indirectly.  As compensation for his or her services,  each Independent Trustee receives an aggregate  annual fee, plus a fee for each meeting  attended  (plus  reimbursement  for  reasonable  out-of-pocket expenses  incurred in connection  with his or her  attendance at board and committee  meetings)  from each Fund in the Fund Complex for which he or she serves.  In addition,  the Chairmen of the Fund Complex's Audit Committee and
Executive  Committee  receive an annual fee for their  services.  Payment of such fees and  expenses is  allocated among all such Funds described above in direct proportion to their relative net assets.

Members  of the  Board  of  Trustees  who are  employees  of the  Advisor  or its  affiliates  receive  no  direct compensation from either Fund, although they are compensated as employees of the Advisor,  or its affiliates,  and as a result may be deemed to  participate  in fees paid by either Fund.  The  following  table shows  compensation received by each Trustee from the Fund and aggregate  compensation  from the Fund Complex during the calendar year
2002.

                                                                                  Total Compensation
                               Compensation from       Pension or Retirement       Paid to Trustees
                                Scudder European     Benefits Accrued as Part      from the Fund and
Name of Trustee                   Equity Fund             of Fund Expenses         the Fund Complex2
---------------                   -----------             ----------------             -------------

Richard R. Burt                        $34                       $0                     $124,500
S. Leland Dill                         $35                       $0                     $102,250
Paul K. Freeman1                    $1,450                       $0                     $124,198
Martin J. Gruber                       $34                       $0                     $109,000
Richard T, Hale                         $0                       $0                           $0
Joseph R. Hardiman                     $34                       $0                      $96,000
Richard J. Herring                     $34                       $0                      $99,750
Graham E. Jones                     $1,484                       $0                      $80,500
Hugh G. Lynch1                      $1,450                       $0                      $14,500
Rebecca W. Rimel                       $34                       $0                      $96,000
Philip Saunders, Jr.                   $34                       $0                      $99,750
William N. Searcy                   $1,484                       $0                      $83,500
Edward T. Tokar1                    $1,450                       $0                      $23,750
Robert H. Wadsworth                    $34                       $0                     $126,000






                                                                                  Total Compensation
                               Compensation from       Pension or Retirement       Paid to Trustees
                                Scudder Emerging     Benefits Accrued as Part      from the Fund and
Name of Trustee                Markets Debt Fund          of Fund Expenses         the Fund Complex2
---------------                -----------------          ----------------             -------------

Richard R. Burt,                      $122                       $0                     $124,500
S. Leland Dill                        $127                       $0                     $102,250
Paul K. Freeman1                    $1,450                       $0                     $124,198
Martin J. Gruber                      $122                       $0                     $109,000
Richard T. Hale                         $0                       $0                           $0
Joseph R. Hardiman                    $122                       $0                      $96,000
Richard J. Herring                    $122                       $0                      $99,750
Graham E. Jones                     $1,572                       $0                      $80,500
Hugh G. Lynch1                      $1,450                       $0                      $14,500
Rebecca W. Rimel                      $122                       $0                      $96,000
Philip Saunders, Jr.                  $122                       $0                      $99,750
William N. Searcy                   $1,572                       $0                      $83,500
Edward T. Tokar1                    $1,450                       $0                      $23,750
Robert H. Wadsworth,                  $122                       $0                     $126,000

1        No longer Trustee as of July 30, 2002.

2        During  calendar year 2002, the total number of funds in the Fund Complex was 198.  During  calendar year
         2002,  the total  number of funds  overseen  by each  Trustee was 84 funds  except for  Messrs.  Burt (86 funds),  Freeman (96 funds), Gruber (85 funds), Hale (198 funds),  Hardiman (82 funds), Lynch (11 funds),
         Tokar (12 funds), and Wadsworth (87 funds).

Code of Ethics

The Board of  Trustees of the Trust has  adopted a Code of Ethics  pursuant to Rule 17j-1 under the 1940 Act.  The
Trust's Code of Ethics permits  access  persons of the Funds to invest in securities  for their own accounts,  but requires compliance with the Code's preclearance  requirements,  subject to certain exceptions.  In addition,  the
Trust's Code provides for trading  blackout  periods that prohibit  trading by personnel within periods of trading by the Funds in the same  security.  The Trust's Code prohibits  short term trading  profits,  prohibits  personal investment  in initial  public  offerings and requires  prior  approval with respect to purchases of securities in private placements.

The Funds' advisor and its affiliates  (including the Funds' Distributor,  SDI) have each adopted a Code of Ethics pursuant  to Rule 17j-1  under the 1940 Act (the  "Consolidated  Code").  The  Consolidated  Code  permits  access persons  to trade in  securities  for their own  accounts,  subject to  compliance  with the  Consolidated  Code's preclearance  requirements,  that may be purchased or held by the fund. In addition,  the  Consolidated  Code also provides for trading  "blackout  periods"  that  prohibit  trading by personnel  within  periods of trading by the
Funds in the same  security.  The  Consolidated  Code also  prohibits  short term  trading  profits,  and personal investment  in initial  public  offerings and requires  prior  approval with respect to purchases of securities in private placements.

                                              FUND SERVICE PROVIDERS

Investment Advisory and Other Services

Deutsche Asset Management Investment Services Limited ("DeAMIS"),  located at One Appold Circus, London,  England, acts as Investment  Advisor to the Emerging Markets Debt Fund.  Deutsche Asset  Management,  Inc. ("DeAM,  Inc."),
located at 345 Park Avenue,  New York,  New York,  acts as  Investment  Advisor to European  Equity Fund.  Each of
DeAMIS and DeAM,  Inc. are referred to  individually  as an  "Advisor"  and  collectively  as the  "Advisors."  In addition, DeAMIS serves as subadvisor ("Subadvisor") to the European Equity Fund.

DeAMIS acts as  investment  advisor to the  Emerging  Markets  Debt Fund,  pursuant to the terms of an  Investment
Advisory  Agreement  between the Trust and DeAMIS.  DeAM,  Inc. acts as Investment  Advisor to the European Equity
Fund pursuant to the terms of an Investment  Advisory  Agreement  between the Trust and DeAM,  Inc. The management contracts  referenced  above are referred to as "Advisory  Agreement"  and,  collectively  herein as the "Advisory
Agreements."  DeAMIS acts as Subadvisor to the European  Equity Fund pursuant to an Investment  Sub-Advisory  (the
"Sub-Advisory Agreement").

Emerging Markets Debt Fund.  Pursuant to the Advisory  Agreement,  DeAMIS supervises and assists in the management of the assets of the Fund and furnishes the Fund with research,  statistical,  advisory,  and managerial services.
The Advisor is responsible on a continuous basis, the allocation of the Fund's  investments  among countries.  The
Advisor is responsible for the ordinary expenses of offices,  if any, for the Trust and the compensation,  if any, of all the officers and  employees  of the Trust and all Trustees who are  "interested  person" (as defined in the
1940 Act) of the Advisor.

European Equity Fund.  Pursuant to the  Sub-Advisory  Agreement,  DeAMIS  supervises and assists in the management of the assets of the Fund and furnishes the Fund with research,  statistical,  advisory,  and managerial services.
The Subadvisor is responsible on a continuous  basis,  the allocation of the Fund's  investments  among countries.
Pursuant to the Advisory  Agreement,  DeAM,  Inc.  serves  Advisor.  The Advisor is  responsible  for the ordinary expenses of offices,  if any, for the Trust and the  compensation,  if any, of all the  officers and  employees of the Trust and all Trustees who are "interested person" (as defined in the 1940 Act) of the Advisor.

Under the Advisory  Agreement,  the Trust,  on behalf of each Fund, is obligated to pay the Advisors a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                           Annual Rate
                                                                           -----------

European Equity Fund                                                          0.70%

Emerging Markets Debt Fund                                                    1.00%

Each Fund's  advisory  fees are paid  monthly  and will be  prorated  if the  Advisor  shall not have acted as the
Fund's Advisor during the entire monthly period.

The Advisor and the Administrator  have  contractually  agreed to waive their fees and reimburse  expenses so that total  expenses  will not  exceed  those set forth in each  Fund's  Prospectuses.  For each class of each Fund the contractual  fee waivers cover the 16-month  period from each Fund's most recently  completed  fiscal year.  These contractual fee waivers may only be changed by the Trust's Board of Trustees.

The  following  table  sets  forth the net  advisory  fees that each Fund  paid the  Advisor  during  the  periods indicated:

                                                        For the fiscal year ended October 31,
                                                      2000              2001              2002
                                                      ----              ----              ----

European Equity Fund                                 $315,880          $434,400                $0

Emerging Markets Debt Fund                         $3,067,420        $1,633,230           $31,993

The Advisory  Agreements were last approved on June 6, 2002 by a vote of the Trust's Board of Trustees,  including a majority of those  Trustees who were not parties to either  Advisory  Agreement,  the  Subadvisory  Agreement or
"interested  persons" of such parties.  Each Advisory  Agreement  Contract will continue in effect with respect to each fund that it covers only if such continuance is specifically  approved annually by the Trustees,  including a majority of the Trustees who are not parties to the Advisory Agreement,  the Subadvisory  Agreement or "interested persons"  (as  such  term is  defined  in the  1940  Act)  of such  parties,  or by a vote  of a  majority  of the outstanding  shares of such Fund.  Each Advisory  Agreement is  terminable  by vote of the Board of Trustees,  or, with respect to a Fund, by the holders of a majority of the  outstanding  shares of the affected Fund, at any time without  penalty on 60 days' written notice to the Advisor.  Termination of an Advisory  Agreement with respect to a fund will not  terminate or otherwise  invalidate  any provision of the Advisory  Agreement  between the Advisor and any other fund.  The Advisor may  terminate  the Advisory  Agreement  at any time without  penalty on 60 days'
written  notice to the Trust.  Each Advisory  Agreement  terminates  automatically  in the event of its assignment
(as such term is defined in the 1940 Act).

Each Advisory  Agreement  provides that the Advisor will not be liable for any error of judgment or mistake of law or for  any  loss  suffered  by the  Trust  or any  fund in  connection  with  the  performance  of the  Advisor's obligations under the Advisory  Agreement with the Trust,  except a loss resulting from willful  misfeasance,  bad faith or gross  negligence on the part of the Advisor in the performance of its duties or from reckless  disregard of its duties and obligations thereunder.

In the management of the funds and its other  accounts,  the Advisor  allocates  investment  opportunities  to all accounts for which they are  appropriate  subject to the  availability  of cash in any particular  account and the final decision of the  individual or  individuals  in charge of such  accounts.  Where market supply is inadequate for a  distribution  to all such  accounts,  securities  are  allocated  based on a fund's pro rata portion of the amount  ordered.  In some cases this  procedure may have an adverse  effect on the price or volume of the security as far as a fund is concerned.  However,  it is the judgment of the Board that the  desirability of continuing the
Trust's advisory  arrangements with the Advisor outweighs any disadvantages  that may result from  contemporaneous transactions. See "Portfolio Transactions."

DeAMIS is registered with the SEC as an investment  advisor and provides a full range of international  investment advisory  services  to  individual  and  institutional  clients.  DeAM,  Inc.  is  registered  with  the SEC as an investment  Advisor and  provides a full range of  investment  advisory  services to  institutional  clients  Both
DeAMIS and DeAM, Inc. indirect  wholly-owned  subsidiaries of Deutsche Bank A.G., an international  commercial and investment  banking group. As of December 31, 2002,  DeAM, Inc.  managed  approximately  $90 billion in assets for various individual and institutional accounts

Investment Subadvisor

On behalf of the Trust,  DeAM, Inc. (for purposes of this section,  the "Advisor") has entered into a Sub-Advisory
Agreement  with DeAMIS (for  purposes of this  section the  "Subadvisor")  for  European  Equity  Fund.  It is the
responsibility  of the  Subadvisor,  under the  supervision  of the  Fund's  Advisor  to  conduct  the  day-to-day investment  decisions of the Fund,  arrange for  execution  of portfolio  transactions  and  generally  manage the
Fund's  investments in accordance with its investment  objective,  policies and restrictions.  For these services, the Advisor and not the Fund will pay the  Subadvisor an annual fee,  which is computed and accrued daily and paid monthly,  equal to the following  percentages of the average daily assets of the Fund,  which is determined by the amount of assets held by the Fund:

                     % Fee                                           Amount of Fund Assets
                     -----                                           ---------------------
                        0.56%                                              Under $250,000,000
                        0.55%                                       $250,000,000-$500,000,000
                        0.53%                                     $500,000,000-$1,000,000,000
                        0.49%                                            Above $1,000,000,000

The Subadvisor may from time to time agree to waive a portion of the fees its receives from the Subadvisor.

The Subadvisor  shall not be liable to the Trust or the Fund's  shareholders  for any losses that may be sustained in the  purchase,  holding  or sale of any  security  or for  anything  done or  omitted  by it  except as acts or omissions  involving  willful  misfeasance,  bad faith,  gross  negligence,  or reckless  disregard  of the duties imposed upon it by its contact.

Portfolio  Management.  The person or persons who are primarily  responsible for the day-to-day management of each
Fund's portfolio and his or her relevant experience are described in each Fund's prospectus.

Portfolio  Turnover.  A Fund's  portfolio  turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio  securities  by the average  monthly  value of a Fund's  portfolio  securities, excluding  securities  having a maturity at the date of purchase of one year or less.  A Fund may sell  securities held for a short time in order to take  advantage  of what the Advisor  believes to be  temporary  disparities  in normal yield  relationships  between  securities.  A high rate of portfolio  turnover (i.e.,  100% or higher) will result in correspondingly  higher transaction costs to a fund,  particularly if the fund's primary investments are equity  securities.  A high rate of  portfolio  turnover  will also  increase  the  likelihood  of net  short-term capital gains (distributions of which are taxable to shareholders as ordinary income).

The following table sets forth the portfolio turnover rates for each Fund during the periods indicated:

                                                             For the fiscal year ended October 31,
                                                         2000                 2001                 2002
                                                         ----                 ----                 ----

European Equity Fund                                     377%                 238%                 169%

Emerging Markets Debt Fund                               359%                 464%                 590%

The  Administrator.  Deutsche Asset Management,  Inc. (the  "Administrator"),  345 Park Avenue, New York, New York
10154,  serves  as  the  Trust's  administrator  pursuant  to  an  Administration   Agreement.   Pursuant  to  the
Administration  Agreement,  the  Administrator  has agreed to furnish  statistical  and  research  data,  clerical services,  and stationery and office  supplies;  prepare and file various reports with the appropriate  regulatory agencies  including the Commission  and state  securities  commissions;  and provide  accounting  and  bookkeeping services for each fund,  including the computation of each fund's net asset value,  net investment  income and net realized capital gains, if any.

For its services under the  Administration  Agreement,  the Administrator  receives a monthly fee at the following annual rates of the  aggregate  average daily net assets of such fund:  0.25% for the Emerging  Markets Debt Fund;
0.30% for the European  Equity Fund. The  Administrator  will pay Accounting  Agency and Transfer  Agency fees out of the  Administration  fee,  except out of pocket  charges.  Net Fund  Operating  Expenses will remain  unchanged since the Advisor has agreed to reduce its advisory fee and to make  arrangements  to limit certain other expenses to the extent  necessary to limit Fund Operating  Expenses of each fund to the specified  percentage of the Fund's net assets as described in the Expense Information tables in the prospectus.

The  following  table  sets forth the net  administration  fees that each Fund paid the  Administrator  during the periods indicated:

                                                              For the fiscal year ended October 31,
                                                       2000                    2001                   2002
                                                       ----                    ----                   ----

European Equity Fund                                 $135,377                $186,168                $87,225

Emerging Markets Debt Fund                           $766,855                $408,307               $210,130

The  Administration  Agreement  provides  that the  Administrator  will not be  liable  under  the  Administration
Agreement except for a loss resulting from willful  misfeasance,  bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Expenses of the Trust.  The expenses borne by each Fund include:  (i) fees and expenses of any investment  Advisor and any  administrator of the Fund;  (ii) fees and expenses  incurred by the fund in connection with membership in investment company  organizations;  (iii) brokers'  commissions;  (iv) payment for portfolio pricing services to a pricing agent,  if any;  (v) legal  expenses;  (vi) interest,  insurance  premiums,  taxes or  governmental  fees;
(vii) clerical  expenses of issue, redemption or repurchase of shares of the Fund; (viii) the expenses of and fees for  registering or qualifying  shares of the Fund for sale and of maintaining  the  registration  of the fund and registering  the fund as a broker or a dealer;  (ix) the fees and expenses of Trustees who are not affiliated with the Advisor;  (x) the fees or disbursements  of custodians of the Fund's assets,  including  expenses  incurred in the  performance  of any  obligations  enumerated by the  Declaration  of Trust or By-Laws of the Trust insofar as they govern  agreements  with any such  custodian;  (xi) costs  in connection  with annual or special  meetings of shareholders,  including  proxy  material  preparation,  printing and mailing;  (xii) charges  and expenses of the
Trust's auditor;  (xiii) litigation and indemnification  expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (xiv) expenses of an extraordinary and nonrecurring nature.

Transfer Agent.  Scudder  Investments  Service Company ("SISC" or "Transfer  Agent"),  has been retained to act as
transfer  and  dividend   disbursing  agent  pursuant  to  a  transfer  agency  agreement  (the  "Transfer  Agency
Agreement"),  under which the Transfer Agent (i) maintains  record shareholder  accounts,  and (ii) makes periodic reports to the Trust's Board of Trustees concerning the operations of each fund.

The Distributor.  Scudder  Distributors,  Inc. ("SDI"), an affiliate of the Advisor,  serves as the distributor of each  Fund's  shares  pursuant  to the  Distribution  Agreement.  The terms  and  conditions  of the  Distribution
Agreement are exactly the same as the Distribution  Agreement with ICC Distributors,  Inc., the former distributor of each Fund.  SDI enters into a Selling  Group  Agreement  with  certain  broker-dealers  (each a  "Participating
Dealer").  If a Participating  Dealer previously had agreements in place with SDI and ICC Distributors,  Inc., the
SDI Agreement  will control.  If the  Participating  Dealer did not have an agreement  with SDI, then the terms of your assigned ICC  Distributors,  Inc.  agreement  will remain in effect.  These Selling Group  Agreements  may be terminated by their terms or by the terms of the  Distribution  Agreement,  as  applicable.  SDI is a wholly owned subsidiary of Deutsche Bank AG. The address for SDI is 222 South Riverside Plaza, Chicago, IL 60606.

The  Distribution  Agreement  will  remain in effect for one year from its  effective  date and will  continue  in effect  thereafter  only if such  continuance  is  specifically  approved  annually by the  Trustees,  including a majority of the  Trustees  who are not  parties to the  Distribution  Agreement  or  "interested  persons" of such parties.  The  Distribution  Agreement was most  recently  approved on June 7, 2002 by a vote of the Trust's Board of  Trustees,  including  a majority  of those  Trustees  who were not parties to the  Distribution  Agreement  or
"interested persons" of any such parties. The Distribution  Agreement is terminable,  as to a Fund, by vote of the
Board of  Trustees,  or by the holders of a majority of the  outstanding  shares of the fund,  at any time without penalty on 60 days' written notice to the Distributor.  The Distributor may terminate the  Distribution  Agreement at any time without penalty on 60 days' written notice to the Trust.

Class A, B and C Shares Only -- European Equity Fund

As compensation  for providing  distribution  and shareholder  services as described above for the Class A Shares, the  Distributor  receives  an annual fee,  paid  monthly,  equal to 0.25% of the average  daily net assets of the
Class A Shares.  With respect to the Class A Shares,  the Distributor  expects to allocate up to all of its fee to
Participating  Dealers  and  Shareholder  Servicing  Agents.  As  compensation  for  providing   distribution  and
shareholder  services as described  above for the Class B and C Shares,  the  Distributor  receives an annual fee, paid monthly,  equal to 0.75% of their respective average daily net. In addition,  with respect to the Class B and
C Shares,  the  Distributor  receives a shareholder  servicing fee at an annual rate of 0.25% of their  respective average daily net assets.  (See the Prospectus.)

European Equity Fund                                                 For the fiscal year ended October 31, 2002
--------------------                                                 ------------------------------------------
Fees
----

12b-1 Fee -- Class A Shares                                                            $512.00

12b-1 Fee and Shareholder Servicing Fee -- Class B Shares                             $1,237.00

12b-1 Fee and Shareholder Servicing Fee -- Class C Shares                             $2,689.00

Contingent Deferred Sales Charge Paid to SDI
    Class B                                                                             $375
    Class C                                                                             $185

Pursuant  to Rule 12b-1  under the 1940 Act,  investment  companies  may pay  distribution  expenses,  directly or indirectly,  only pursuant to a plan adopted by the investment  company's board of directors and approved by their shareholders.  The European  Equity Fund has adopted  plans of  distribution  for its Class A, B and C Shares (the
"Plan").  Under the plan,  the  European  Equity Fund pays a fee to the  Distributor  for  distribution  and other shareholder  servicing  assistance as set forth in the Distribution  Agreement,  and the Distributor is authorized to make payments out of its fee to Participating  Dealers and Shareholder  Servicing Agents.  The Plan will remain in effect from year to year as  specifically  approved  (a) at least  annually by the Board of Trustees and (b) by the affirmative  vote of a majority of the Independent  Trustees,  by votes cast in person at a meeting called for such purpose.

In approving the Plan, the Trustees concluded,  in the exercise of reasonable business judgment,  that there was a reasonable  likelihood  that the Plan would benefit the European Equity Fund and its  shareholders.  The Plan will be  renewed  only if the  Trustees  make a similar  determination  in each  subsequent  year.  The Plan may not be amended to increase  materially the fee to be paid pursuant to the Distribution  Agreement without the approval of the  shareholders  of the European  Equity Fund.  The Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by a vote of a majority of the European Equity Fund's outstanding shares.

During the  continuance  of the Plan,  the  Trustees  will be provided for their  review,  at least  quarterly,  a written  report  concerning  the  payments  made under the Plan to the  Distributor  pursuant to the  Distribution
Agreement and to Participating  Dealers pursuant to any  Sub-Distribution  Agreements.  Such reports shall be made by the persons  authorized to make such payments.  In addition,  during the continuance of the Plan, the selection and nomination of the Independent  Trustees will be committed to the discretion of the  Independent  Trustees then in office.

Under the Plan,  amounts  allocated  to  Participating  Dealers and  Shareholder  Servicing  Agents may not exceed amounts  payable  to the  Distributor  under  the  Plan.  Payments  under  the Plan are  made as  described  above regardless  of the  Distributor's  actual  cost  of  providing  distribution  services  and may be used to pay the
Distributor's  overhead  expenses.  If the cost of providing  distribution  services to the Class A Shares is less than  0.25%  of the  Class A  Shares'  average  daily  net  assets  for any  period  or if the  cost of  providing distribution  services to the Class B and C Shares is less than 0.75% of the  classes'  respective  average  daily net assets for any period,  the unexpended  portion of the  distribution  fees may be retained by the Distributor.
The Plan does not  provide  for any  charges to the  European  Equity  Fund for  excess  amounts  expended  by the
Distributor  and, if any of the Plan is terminated in accordance  with its terms,  the  obligation of the European
Equity Fund to make  payments to the  Distributor  pursuant  to the Plan will cease and the  European  Equity Fund will not be required to make any payments  past the date the  Distribution  Agreement  terminates  with respect to that class. In return for payments  received  pursuant to the Plan, the Distributor pays the  distribution-related expenses of the European Equity Fund including one or more of the following:  advertising  expenses;  printing and mailing of  prospectuses to other than current  shareholders;  compensation  to dealers and sales  personnel;  and interest, carrying or other financing charges.

Investment Class Only -- European Equity Fund

This Fund has adopted a service plan (the "Plan") with  respect to its  Investment  class shares which  authorizes it to compensate  Service  Organizations  whose customers invest in Investment class shares of the European Equity
Fund for providing certain personal,  account administration and/or shareholder liaison services.  Pursuant to the
Plan,  the European  Equity Fund may enter into  agreements  with Service  Organizations  ("Service  Agreements").
Under the Service  Agreements or  otherwise,  the Service  Organizations  may perform some or all of the following services:  (i) acting  as  record  holder  and  nominee  of all  Investment  shares  beneficially  owned  by their customers;  (ii) establishing  and maintaining  individual accounts and records with respect to the service shares owned by each  customer;  (iii) providing  facilities  to answer  inquiries  and  respond to  correspondence  from customers  about the status of their  accounts or about other  aspects of the Trust or this Fund;  (iv) processing and  issuing  confirmations  concerning  customer  orders to  purchase,  redeem and  exchange  Investment  shares;
(v) receiving  and transmitting  funds  representing the purchase price or redemption  proceeds of such Investment shares;  (vi) participant  level recordkeeping,  sub-accounting,  and other administrative  services in connection with the entry of purchase and  redemption  orders for the Plan;  (vii) withholding  sums  required by  applicable authorities;  (viii) providing  daily violation  services to the Plans;  (ix) paying and filing of all withholding and  documentation  required by  appropriate  government  agencies;  (x) provision  of reports,  refunds and other documents  required  by tax  laws  and  the  Employee  Retirement  Income  Security  Act of  1974  ("ERISA");  and
(xi) providing  prospectuses,  proxy  materials and other documents of the fund to participants as may be required by law.

As compensation  for such services,  each Service  Organization of the European Equity Fund is entitled to receive a service fee in an amount up to 0.25% (on an  annualized  basis) of the  average  daily net assets of this Fund's
Investment shares attributable to customers of such Service  Organization.  Service Organizations may from time to time be required to meet certain other criteria in order to receive service fees.

In  accordance  with the terms of the Service  Plans,  the officers of the Trust  provide to the Trust's  Board of
Trustees for their review  periodically  a written  report of services  performed by and fees paid to each Service
Organization under the Service Agreements and Service Plans.

Pursuant to the Plans,  Investment shares of the European Equity Fund that are beneficially  owned by customers of a Service  Organization  will convert  automatically  to  Institutional  shares of the European Equity Fund in the event that such  Service  Organization's  Service  Agreement  expires  or is  terminated.  Customers  of a Service
Organization  will receive advance notice of any such conversion,  and any such conversion will be effected on the basis of the relative net asset values of the two classes of shares involved.

Conflict of interest  restrictions  (including the Employee  Retirement  Income Security Act of 1974 ("ERISA") may
apply to a Service  Organization's  receipt of  compensation  paid by a Fund in connection  with the investment of fiduciary  assets in Investment  shares of the fund.  Service  Organizations  that are subject to the jurisdiction of the Commission,  the Department of Labor or state  securities  commissions are urged to consult their own legal
Advisors before investing fiduciary assets in Investment shares and receiving service fees.

The Trust  believes  that  fiduciaries  of ERISA plans may properly  receive fees under a Service Plan if the plan fiduciary  otherwise  properly  discharges  its fiduciary  duties,  including (if  applicable)  those under ERISA.
Under ERISA, a plan fiduciary,  such as a trustee or investment  manager,  must meet the fiduciary  responsibility standards  set  forth  in part 4 of Title I of  ERISA.  Those  standards  are  designed  to help  ensure  that the fiduciary's decisions are made in the best interests of the plan and are not colored by self-interest.

Section 403(c)(1)  of ERISA provides,  in part, that the assets of a plan shall be held for the exclusive  purpose of providing  benefits to the plan's  participants and their  beneficiaries and defraying  reasonable  expenses of administering  the  plan.  Section 404(a)(1)  sets  forth  a  similar  requirement  on how a plan  fiduciary  must discharge  his or her  duties  with  respect  to the plan,  and  provides  further  that such  fiduciary  must act prudently  and  solely in the  interests  of the  participants  and  beneficiaries.  These  basic  provisions  are supplemented by the per se prohibitions of certain classes of transactions set forth in Section 406 of ERISA.

Section 406(a)(1)(D)  of ERISA  prohibits  a  fiduciary  of an ERISA  plan from  causing  that plan to engage in a transaction if he knows or should know that the  transaction  would  constitute a direct or indirect  transfer to, or use by or for the benefit of, a party in interest,  of any assets of that plan.  Section 3(14)  includes within the  definition  of "party in interest"  with  respect to a plan any  fiduciary  with respect to that plan.  Thus,
Section 406(a)(1)(D)  would not only prohibit a fiduciary  from causing the plan to engage in a transaction  which would benefit a third person who is a party in interest,  but it would also prohibit the fiduciary  from similarly benefiting  himself.  In addition,  Section 406(b)(1)  specifically  prohibits a fiduciary  with respect to a plan from  dealing  with  the  assets  of that  plan  in his own  interest  or for his own  account.  Section 406(b)(3)
supplements  these  provisions by  prohibiting a plan  fiduciary  from  receiving  any  consideration  for his own personal  account from any party  dealing with the plan in connection  with a transaction  involving the assets of the plan.

In accordance with the foregoing,  however,  a fiduciary of an ERISA plan may properly  receive service fees under a Service Plan if the fees are used for the  exclusive  purpose of providing  benefits to the plan's  participants and their  beneficiaries or for defraying  reasonable  expenses of administering the plan for which the plan would otherwise be liable.  See,  e.g.,  Department  of Labor ERISA  Technical  Release No. 86-1 (stating a violation of
ERISA would not occur where a broker-dealer  rebates  commission dollars to a plan fiduciary who, in turn, reduces its fees for which plan is otherwise  responsible  for paying).  Thus,  the  fiduciary  duty issues  involved in a plan  fiduciary's  receipt of the  service  fee must be  assessed on a  case-by-case  basis by the  relevant  plan fiduciary.

Custodian.  Brown Brothers  Harriman and Co. (the  "Custodian"),  40 Water Street,  Boston,  Massachusetts  02109,
serves as the Trust's  custodian  pursuant to a Custodian  Agreement.  Under its custody agreement with the Trust, the  Custodian  (i) maintains  separate  accounts in the name of each Fund,  (ii) holds  and  transfers  portfolio securities  on account of a Fund,  (iii) accepts  receipts and makes  disbursements  of money on behalf of a Fund,
(iv) collects  and  receives  all income and other  payments and  distributions  on account of a Fund's  portfolio securities and (v) makes  periodic reports to the Trust's Board of Trustees  concerning a Fund's  operations.  The
Custodian is  authorized  to select one or more foreign or domestic  banks or companies to serve as  sub-custodian on behalf of a fund.

                                              PORTFOLIO TRANSACTIONS

Subject to the general  supervision  of the Board of Trustees,  the Advisor  makes  decisions  with respect to and places  orders  for all  purchases  and sales of  portfolio  securities  for each  Fund.  In  executing  portfolio transactions,  the Advisor  seeks to obtain the best net results for a Fund,  taking into  account such factors as price  (including  the  applicable  brokerage  commission  or dealer  spread),  size of the order,  difficulty  of execution and  operational  facilities of the firm involved.  Commission  rates,  being a component of price,  are considered together with such factors.  When selecting a broker-dealer to effect portfolio  transactions on behalf of a Fund,  the Advisor may,  provided  that it can be done  consistently  with the policy of  obtaining  the most favorable net results,  consider the  activities of the  broker-dealer  in selling  shares of any  Scudder-branded
(funds marketed with the Scudder name),  open-end investment  company.  The Advisor has informed the Board of each
Scudder-branded,  open-end  investment  company of these  practices  and has  undertaken  to provide to the Boards regular reports about its selection of  broker-dealers  to effect  portfolio  transactions.  The Advisor  believes that these reports are  important  because it recognizes  that it or its  affiliates  may derive some benefit from these  practices.  The Advisor and its  affiliates  expect that each of the Funds will benefit by the direction of orders of the Funds to  broker-dealers  in consideration of those  broker-dealers'  sales of the  Scudder-branded, open-end  funds in general.  Where  transactions  are effected on a foreign  securities  exchange,  a Fund employs brokers,  generally at fixed  commission  rates.  Commissions on  transactions  on U.S.  securities  exchanges are subject to negotiation.  Where  transactions are effected in the  over-the-counter  market or third market, a fund deals with the primary  market  makers  unless a more  favorable  result is  obtainable  elsewhere.  Fixed  income securities  purchased or sold on behalf of the s normally will be traded in the  over-the-counter  market on a net basis (i.e.  without a commission)  through  dealers  acting for their own account and not as brokers or otherwise through  transactions  directly with the issuer of the instrument.  Some fixed income securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission.

Pursuant to the Advisory Agreements,  an Advisor selects  broker-dealers in accordance with guidelines established by the  Trust's  Board of  Trustees  from time to time and in  accordance  with  Section 28(e)  of the  Securities
Exchange Act of 1934. In assessing the terms available for any transaction,  the Advisor  considers all factors it deems  relevant,  including  the breadth of the market in the security,  the price of the security,  the financial condition and execution  capability of the broker-dealer,  and the reasonableness of the commission,  if any, both for the specific  transaction  and on a continuing  basis.  In addition,  the Advisory  Agreements  authorize  the
Advisor,  subject to the periodic review of the Trust's Board of Trustees,  to cause a fund to pay a broker-dealer which furnishes  brokerage and research  services a higher  commission than that which might be charged by another broker-dealer  for effecting the same  transaction,  provided that the Advisor  determines in good faith that such commission  is  reasonable  in relation  to the value of the  brokerage  and  research  services  provided by such broker-dealer,  viewed in terms of either  the  particular  transaction  or the  overall  responsibilities  of the
Advisor  to a Fund.  Such  brokerage  and  research  services  may  consist of pricing  information,  reports  and statistics  on specific  companies  or  industries,  general  summaries  of groups of bonds and their  comparative earnings and yields, or broad overviews of the securities markets and the economy.

Supplemental  research  information  utilized  by the  Advisor is in  addition  to,  and not in lieu of,  services required  to be  performed  by the Advisor  and does not reduce the  advisory  fees  payable to the  Advisor.  The
Trustees will  periodically  review the commissions  paid by a fund to consider  whether the commissions paid over representative  periods of time  appear to be  reasonable  in relation to the  benefits  inuring to a fund.  It is possible that certain of the supplemental  research or other services  received will primarily benefit one or more other  investment  companies  or other  accounts of the  Advisor for which  investment  discretion  is  exercised.
Conversely,  a Fund may be the primary  beneficiary of the research or services  received as a result of portfolio transactions  effected for such other  account or  investment  company.  During the last fiscal year,  the Advisor directed  brokerage  transactions  for certain funds to brokers based on research  services  provided on behalf of those funds.  Emerging  Markets Debt Fund did not pay any brokerage  commissions for research  services during the fiscal year ended October 31, 2002.

Investment  decisions for a fund and for other investment  accounts managed by the Advisor are made  independently of each other in the light of differing  conditions.  However,  the same  investment  decision may be made for two or more of such accounts.  In such cases,  simultaneous  transactions are inevitable.  Purchases or sales are then averaged as to price and  allocated  as to amount in a manner  deemed  equitable  to each such  account.  While in some cases this practice  could have a  detrimental  effect on the price or value of the security as far as a Fund is  concerned,  in other cases it is believed to be  beneficial  to a fund.  To the extent  permitted  by law, the
Advisor may  aggregate  the  securities  to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

Pursuant  to  procedures  determined  by  the  Trustees  and  subject  to  the  general  policies  of a  fund  and
Section 17(e)  of the 1940 Act,  the  Advisor  may place  securities  transactions  with  brokers  with whom it is affiliated ("Affiliated Brokers").

Section 17(e)  of the 1940 Act limits to "the usual and  customary  broker's  commission"  the amount which can be paid by a fund to an Affiliated Broker acting as broker in connection with  transactions  effected on a securities exchange.  The Board,  including a majority of the Trustees who are not  "interested  persons" of the Trust or the
Advisor,  has adopted  procedures  designed to comply with the  requirements of  Section 17(e) of the 1940 Act and
Rule 17e-1 promulgated  thereunder to ensure that the broker's  commission is "reasonable and fair compared to the commission,  fee or other  remuneration  received by other  brokers in  connection  with  comparable  transactions involving  similar  securities  being  purchased or sold on a securities  exchange  during a comparable  period of time...."

A  transaction  would not be placed with an Affiliated  Broker if a Fund would have to pay a commission  rate less favorable  than  its  contemporaneous  charges  for  comparable  transactions  for its  other  most  favored,  but unaffiliated,  customers  except for accounts for which it acts as a clearing  broker,  and any of their customers determined,  by a majority of the Trustees who are not  "interested  persons" of a Fund or the Advisor,  not to be comparable to a Fund. With regard to comparable  customers,  in isolated situations,  subject to the approval of a majority of the Trustees who are not  "interested  persons" of the Trust or the Advisor,  exceptions  may be made.
Since the Advisor,  as investment  Advisor to a Fund,  has the  obligation to provide  management,  which includes elements of research and related  skills,  such  research  and related  skills will not be used by them as a basis for negotiating  commissions at a rate higher than that  determined in accordance with the above criteria.  A Fund will not engage in principal  transactions  with Affiliated  Brokers.  When appropriate,  however,  orders for the account of a fund placed by Affiliated Brokers are combined with orders of their respective  clients,  in order to obtain a more favorable  commission  rate.  When the same security is purchased for two or more funds or customers on the same day,  each fund or customer  pays the  average  price and  commissions  paid are  allocated  in direct proportion to the number of shares purchased.

Affiliated  Brokers  furnish to the Funds at least  annually a  statement  setting  forth the total  amount of all compensation  retained by them or any of their  associated  persons in connection with effecting  transactions for the account of a fund, and the Board reviews and approves all such  portfolio  transactions  on a quarterly  basis and the compensation received by Affiliated Brokers in connection therewith.

For the fiscal period ended October 31, 2000,  European  Equity Fund paid  brokerage  commissions in the amount of
$21,241 to Deutsche  Bank  Securities  and  Deutsche  Bank,  AG  Affiliated  Brokers.  This  represents  3% of the aggregate  brokerage  commissions  paid by the Fund in the fiscal year and 4% of the  aggregate  dollar  amount of transactions effected by the Fund in the fiscal year.

For the fiscal period ended October 31, 2001,  European  Equity Fund paid  brokerage  commissions in the amount of
$5,290 to Deutsche Bank, AG, an Affiliated Broker.  This represents 1.42% of the aggregate  brokerage  commissions paid by the Fund in the fiscal year and less than .01% of the  aggregate  dollar amount of  transactions  effected by the Fund in the fiscal year.

For the fiscal period ended October 31, 2002,  European  Equity Fund paid  brokerage  commissions in the amount of
$388 to Deutsche  Morgan  Grenfell,  an  Affliated  Broker.  This  represents  less than  0.003% of the  aggregate brokerage  commissions  paid by the Fund in the fiscal year and less than 0.001% of the aggregate dollar amount of transactions  effected by the Fund in the fiscal  year.  For the fiscal  period ended  October 31, 2002,  European
Equity Fund paid  brokerage  commissions in the amount of $135 to Deutsche  Bank,  NY, an Affliated  Broker.  This
represents less than 0.001% of the aggregate  brokerage  commissions  paid by the Fund in the fiscal year and less than 0.001% of the aggregate dollar amount of transactions effected by the Fund in the fiscal year.

Affiliated  Brokers do not knowingly  participate in commissions paid by a Fund to other brokers or dealers and do not seek or knowingly  receive any reciprocal  business as the result of the payment of such  commissions.  In the event that an Affiliated Broker learns at any time that it has knowingly  received  reciprocal  business,  it will so inform the Board.

For the fiscal  years  ended  October  31,  2000,  2001 and 2002,  Emerging  Markets  Debt Fund paid no  brokerage commissions.  For the fiscal years ended  October 31, 2000,  2001 and 2002,  European  Equity Fund paid  brokerage commissions  of  $689,419,  $373,524 and  $158,827.  For the fiscal year ended  October 31,  2002,  the Trust paid aggregate brokerage commissions of $2,243,000.

As of October 31, 2002, none of the Funds held securities of its regular broker-dealers.

                                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and  procedures  affecting  transactions  in the Funds shares can be changed at any time without  notice, subject to applicable law.  Transactions may be contingent upon proper  completion of application  forms and other documents  by  shareholders  and their  receipt by each  Fund's  agents.  Transaction  delays in  processing  (and changing  account  features)  due to  circumstances  within or beyond the  control of each Fund and its agents may occur.  Shareholders  (or their  financial  service firms) are  responsible for all losses and fees resulting from bad  checks,  cancelled  orders or the  failure to  consummate  transactions  effected  pursuant  to  instructions reasonably believed to genuine.

A distribution  will be reinvested in shares of the same Fund and class if the  distribution  check is returned as undeliverable.

Orders will be confirmed  at a price based on the net asset value of each Fund next  determined  after  receipt in good order by SDI of the order  accompanied by payment.  However,  orders  received by dealers or other  financial services  firms  prior to the  determination  of net asset  value and  received  in good order by SDI prior to the close of its  business  day will be  confirmed  at a price  based on the net  asset  value  effective  on that day
("trade date").

Certificates.  Share certificates will not be issued. Share certificates now in a shareholder's  possession may be sent to the  transfer  agent for  cancellation  and  book-entry  credit  to such  shareholder's  account.  Certain telephone and other procedures require book-entry  holdings.  Shareholders with outstanding  certificates bear the risk of loss.

Use of Financial  Services  Firms.  Investment  dealers and other firms  provide  varying  arrangements  for their clients to purchase and redeem a Fund's shares,  including higher minimum investments,  and may assess transaction or other fees. Firms may arrange with their clients for other investment or  administrative  services.  Such firms may  independently  establish and charge  additional  amounts to their clients for such  services.  Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their  customers.  In such instances, each Fund's  transfer  agent,  the  transfer  agent will have no  information  with respect to or control over the accounts of specific  shareholders.  Such  shareholders may obtain access to their accounts and information  about their accounts only from their firm.  Certain of these firms may receive  compensation  from each Fund through the
Shareholder  Service Agent for record-keeping and other expenses relating to these nominee accounts.  In addition, certain  privileges  with respect to the purchase and  redemption of shares or the  reinvestment  of dividends may not be  available  through  such firms.  Some firms may  participate  in a program  allowing  them access to their clients'  accounts for servicing  including,  without  limitation,  transfers of  registration  and dividend payee changes;  and may perform  functions  such as generation  of  confirmation  statements  and  disbursement  of cash dividends.  Such  firms,  including  affiliates  of SDI,  may  receive  compensation  from the Funds  through  the
Shareholder Service Agent for these services.

Telephone and Electronic Transaction  Procedures.  Shareholders have various telephone,  Internet,  wire and other electronic  privileges  available.  A Fund or its agents may be liable for any losses,  expenses or costs  arising out of  fraudulent  or  unauthorized  instructions  pursuant  to these  privileges  unless each Fund or its agents
reasonably  believe,  based  upon  reasonable  verification  procedures,   that  the  instructions  were  genuine.
Verification  procedures include recording  instructions,  requiring certain identifying information before acting upon  instructions  and  sending  written  confirmations.  During  periods  when it is  difficult  to contact  the
Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and  QuickSell.  QuickBuy and QuickSell  permits the transfer of money via the Automated  Clearing  House
System  (minimum  $50,  maximum  $250,000)  from or to a  shareholder's  bank,  savings and loan,  or credit union account in connection  with the purchase or redemption of each Fund shares.  Shares  purchased by check or through
QuickBuy and  QuickSell or Direct  Deposit may not be redeemed  under this  privilege  until such Shares have been owned for at least 10 days.  QuickBuy and QuickSell  cannot be used with passbook  savings accounts or for certain tax-deferred plans such as IRAs.

Tax-Sheltered  Retirement  Plans.  The Shareholder  Service Agent provides  retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o        Traditional,  Roth and Education IRAs. This includes Savings  Incentive Match Plan for Employees of Small
         Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o        403(b)(7)  Custodial  Accounts.  This  type  of  plan  is  available  to  employees  of  most  non-profit organizations.

o        Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures  describing these plans as well as model defined benefit plans,  target benefit plans, 457 plans, 401(k)
plans,  simple 401(k) plans and materials for establishing  them are available from the Shareholder  Service Agent upon request.  Additional fees and transaction  policies and procedures may apply to such plans.  Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

Each Fund  reserves  the right to withdraw all or any part of the offering  made by its  prospectus  and to reject purchase orders for any reason.  Also,  from time to time,  each Fund may temporarily  suspend the offering of any class of its shares to new investors.  During the period of such suspension,  persons who are already shareholders of such class of such Fund may be  permitted to continue to purchase  additional  shares of such class and to have dividends reinvested.

Each Fund reserves the right to reject new account  applications  without a correct  certified  Social Security or tax identification  number. Each Fund also reserves the right,  following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Financial  Services  Firms'  Compensation.  Banks and other  financial  services firms may provide  administrative services  related to order  placement  and  payment to  facilitate  transactions  in shares of each Fund for their clients,  and SDI may pay them a  transaction  fee up to the level of the  discount  or  commission  allowable  or payable to dealers.

SDI may,  from time to time,  pay or allow to firms a 1%  commission  on the  amount  of shares of the Funds  sold under the following  conditions:  (i) the purchased shares are held in a Scudder IRA account,  (ii) the shares are purchased as a direct "roll over" of a  distribution  from a qualified  retirement  plan account  maintained  on a participant  subaccount  record  keeping  system  provided  by  Scudder  Investments  Service  Company,  (iii) the
registered  representative  placing  the trade is a member of  ProStar,  a group of persons  designated  by SDI in acknowledgment  of their  dedication  to the employee  benefit plan area;  and (iv) the purchase is not  otherwise subject to a commission.

In addition to the discounts or commissions  described herein and the prospectus,  SDI may pay or allow additional discounts,  commissions  or promotional  incentives,  in the form of cash, to firms that sell shares of a Fund. In some  instances,  such  amounts  may be offered  only to certain  firms that sell or are  expected  to sell during specified time periods certain minimum amounts of shares of each Fund, or other funds underwritten by SDI.

SDI may re-allow to dealers up to the full  applicable  Class A sales charge during  periods and for  transactions specified in such notice and such  re-allowances  may be based upon  attainment of minimum  sales  levels.  During periods  when 90% or more of the sales charge is  re-allowed,  such  dealers may be deemed to be  underwriters  as that term is  defined  in the 1933 Act.  Scudder  Distributors,  Inc.  ("SDI")  may in its  discretion  compensate investment  dealers or other  financial  services firms in connection  with the sale of Class A shares of European
Equity Fund at net asset value in  accordance  with the Large Order NAV  Purchase  Privilege  and one of the three following compensation schedules up to the following amounts:

          Compensation Schedule #1(1)               Compensation Schedule #2(2)       Compensation Schedule #3(2)(3)
                                       As a                              As a                                As a
                                  Percentage of                      Percentage of                        Percentage
            Amount of                  Net       Amount of Shares         Net           Amount of           of Net
           Shares Sold             Asset Value          Sold          Asset Value      Shares Sold       Asset Value
           -----------             -----------          ----          -----------      -----------       -----------

$1 million to $5 million              1.00%      Under $15 million       0.75%      Over $15 million    0.25% - 0.50%
Over $5 million to $50 million        0.50%             --                --               --                --
Over $50 million                      0.25%             --                --               --                --

(1)      The  commission  schedule  will be reset on a  calendar  year basis for sales of shares  pursuant  to the
         Large Order NAV Purchase  Privilege to  employer-sponsored  employee  benefit plans using the proprietary subaccount  record keeping  system,  made available  through Scudder  Investments  Service  Company.  For purposes of determining  the appropriate  commission  percentage to be applied to a particular sale under the foregoing  schedule,  SDI will consider the cumulative  amount  invested by the purchaser in European
         Equity  Fund and other  Funds  listed  under  "Special  Features -- Class A Shares -- Combined  Purchases,"
         including purchases pursuant to the "Combined  Purchases,"  "Letter of Intent" and "Cumulative  Discount"
         features referred to in the prospectus.

(2)      Compensation  Schedules 2 and 3 apply to employer  sponsored  employee  benefit  plans using the OmniPlus subaccount  record keeping system.  The  Compensation  Schedule will be determined  based on the value of the conversion assets.  Conversion from "Compensation  Schedule #2" to "Compensation  Schedule #3" is not
         an automatic process.  Plans whose assets grow beyond  $15 million will convert to Compensation  Schedule
         3 after being  re-underwritten.  When a plan's  assets grow to exceed  $15 million,  the Plan Sponsor may request to be  re-underwritten  by contacting their Client  Relationship  Manager to discuss a conversion to Compensation Schedule #3.

(3)      Compensation  Schedule  3 is  based  on  individual  plan  underwriting  criteria.  In  most  cases,  the investment dealers are compensated at a rate of 0.25%.  However,  certain underwriting  factors,  such as the number of enrollment  and  education  meetings  conducted by Scudder staff the number of  non-Scudder funds the plan  chooses and the per  participant  record  keeping  fee,  can  increase the fee paid up to
         0.50%.

The privilege of purchasing  Class A  shares of European  Equity Fund at net asset value under the Large Order NAV
Purchase Privilege is not available if another net asset value purchase privilege also applies.

SDI  compensates  firms for sales of European  Equity  Fund's  Class B  shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares  purchased.  SDI is  compensated  by the European  Equity Fund for services as distributor and principal  underwriter for European Equity Fund's Class B shares.  SDI advances to firms the first year  distribution fee at a rate of 0.75% of the purchase price of such shares.  For periods after the first year, SDI currently pays firms for sales of European Equity Fund's Class C shares of  distribution  fee, payable  quarterly,  at an annual rate of 0.75% of net assets  attributable  to  European  Equity  Fund's  Class C shares  maintained  and  serviced by the firm.  SDI is  compensated  by the  European  Equity Fund for services as distributor and principal underwriter for European Equity Fund's Class C shares.

Class A  Purchases.  The sales charge scale is applicable to purchases made at one time by any  "purchaser"  which includes:  an individual;  or an  individual,  his or her spouse and children under the age of 21; or a trustee or other  fiduciary of a single trust estate or single  fiduciary  account;  or an  organization  exempt from federal income tax under Section  501(c)(3) or (13) of the Code; or a pension,  profit-sharing  or other employee  benefit plan  whether or not  qualified  under  Section  401 of the Code;  or other  organized  group of  persons  whether incorporated  or not,  provided  the  organization  has been in  existence  for at least six  months  and has some purpose other than the purchase of  redeemable  securities of a registered  investment  company at a discount.  In order to qualify for a lower sales  charge,  all orders from an organized  group will have to be placed  through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

The public  offering price of European  Equity Fund's  Class A  shares for  purchasers  choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                   Sales Charge
                                                                                         Allowed to Dealers
                                           As a Percentage of    As a Percentage of     as a Percentage of
Amount of Purchase                           Offering Price       Net Asset Value*         Offering Price
------------------                           --------------       ---------------          --------------

Less than $50,000                                 5.75%                6.10%
$50,000 but less than $100,000                    4.50                 4.71                    4.00%
$100,000 but less than $250,000                   3.50                 3.63                    3.00
$250,000 but less than $500,000                   2.60                 2.67                    2.25
$500,000 but less than $1 million                 2.00                 2.04                    1.75
$1 million and over                                .00**                .00**                   .00***

*        Rounded to the nearest one-hundredth percent.

**       Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***      Commission is payable by SDI as discussed below.

Class A NAV Sales. European Equity Fund's Class A shares may be sold at net asset value to:

(a)      a current  or former  director  or  trustee of  Deutsche  or  Scudder  Mutual  Funds,  an  employee,  the employee's  spouse or life partner and children or  step-children  age 21 or younger of Deutsche  Bank or its  affiliates  or a  sub-advisor  to  any  fund  in  the  Scudder  Investments  family  of  funds  or a broker-dealer authorized to sell shares of the Funds;

(b)      registered  representatives and employees of broker-dealers  having selling group agreements with SDI and officers,  directors  and  employees of service  agents of a Fund,  for  themselves  or their  spouses or dependent children;

(c)      certain  professionals  who assist in the  promotion  of Scudder  Funds  pursuant  to  personal  services contracts  with SDI, for  themselves or members of their  families.  SDI in its discretion may compensate financial  services  firms for sales of European  Equity Fund's  Class A shares under this privilege at a commission rate of 0.50% of the amount of European Equity Fund's Class A shares purchased;

(d)      any  trust,  pension,  profit-sharing  or other  benefit  plan for only  such  persons  listed  under the preceding section (a);

(e)      persons who purchase  such shares  through  bank trust  departments  that process such trades  through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(f)      persons who  purchase  shares of European  Equity Fund  through SDI as part of an  automated  billing and wage  deduction  program  administered  by  RewardsPlus  of  America  for the  benefit  of  employees  of participating employer groups;

(g)      selected  employees  (including  their  spouses  and  dependent  children)  of banks and other  financial services  firms  that  provide  administrative  services  related  to  order  placement  and  payment  to facilitate  transactions in shares of a European  Equity Fund for their clients  pursuant to an agreement with SDI or one of its  affiliates.  Only those  employees  of such banks and other  firms who as part of their usual duties provide services related to transactions in European Equity Fund shares qualify;

(h)      unit investment  trusts sponsored by Ranson & Associates,  Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates,  Inc. or its predecessors  through  reinvestment  programs described in the prospectuses of such trusts that have such programs;

(i)      through certain  investment  advisors  registered  under the Investment  Advisors Act and other financial services firms acting solely as agent for their  clients,  that adhere to certain  standards  established by SDI,  including a requirement that such shares be sold for the benefit of their clients  participating in an  investment  advisory  program or agency  commission  program under which such clients pay a fee to the investment advisor or other firm for portfolio  management or agency brokerage services.  Such shares are sold for  investment  purposes  and on the  condition  that they will not be  resold  except  through redemption or repurchase by the European Equity Fund;

(j)      a   participant-directed    qualified   retirement   plan   described   in   Code   Section   401(a),   a
         participant-directed  non-qualified  deferred  compensation  plan  described  in  Code  Section  457 or a participant-directed  qualified  retirement  plan  described  in  Code  Section  403(b)(7)  which  is not sponsored  by a K-12  school  district,  provided  in each  case  that  such  plan has not less  than 200 eligible employees;

(k)      in connection with the acquisition of the assets of or merger or  consolidation  with another  investment company,  or to  shareholders  in connection  with the investment or  reinvestment  of income and capital gain dividends,  and under other  circumstances  deemed appropriate by SDI and consistent with regulatory requirements; and

(l)      pursuant to the Large Order NAV Privilege (if no other net asset value purchase privilege applies).

A Fund's Class A  shares also may be purchased at net asset value in any amount by members of the plaintiff  class in the proceeding known as Howard and Audrey  Tabankin,  et al. v. Kemper  Short-Term  Global Income Fund, et al.,
Case No. 93 C 5231 (N.D.  IL).  This  privilege is generally  non-transferable  and  continues for the lifetime of individual  class members and for a ten-year period for  non-individual  class members.  To make a purchase at net asset value under this  privilege,  the investor must, at the time of purchase,  submit a written request that the purchase be processed at net asset value pursuant to this privilege  specifically  identifying  the purchaser as a member of the "Tabankin  Class." Shares  purchased  under this privilege will be maintained in a separate  account that includes only shares  purchased under this  privilege.  For more details  concerning  this  privilege,  class members  should  refer to the Notice of (1)  Proposed  Settlement  with  Defendants;  and (2) Hearing to Determine
Fairness of Proposed  Settlement,  dated  August 31,  1995,  issued in connection  with the  aforementioned  court proceeding.  For sales of shares at net asset value  pursuant to this  privilege,  SDI may in its  discretion  pay investment  dealers and other financial services firms a concession,  payable  quarterly,  at an annual rate of up to 0.25% of net assets  attributable to such shares  maintained and serviced by the firm. A firm becomes  eligible for the concession  based upon assets in accounts  attributable  to shares  purchased  under this privilege in the month after the month of  purchase  and the  concession  continues  until  terminated  by SDI.  The  privilege  of purchasing  Class A  shares at net asset value under this  privilege  is not  available if another net asset value purchase privilege also applies.

Class A  Quantity  Discounts.  An investor or the investor's  dealer or other financial  services firm must notify the  Shareholder  Service  Agent or SDI whenever a quantity  discount or reduced  sales charge is  applicable to a purchase.

Combined  Purchases.  European  Equity  Fund's  Class A  shares (or the  equivalent)  may be purchased at the rate applicable to the sales charge discount  bracket  attained by combining  concurrent  investments in Class A shares of any Scudder Funds that bear a sales charge.

For purposes of the  Combined  Purchases,  Letter of Intent and  Cumulative  Discount  features  described  below, employer  sponsored  employee benefit plans using the subaccount  record keeping system made available through the
Shareholder  Service Agent may include:  (a) Money Market Funds as "Scudder  Funds",  (b) all classes of shares of any Scudder Fund and (c) the value of any other plan  investments,  such as  guaranteed  investment  contracts and employer stock, maintained on such subaccount record keeping system.

Letter of Intent.  The same reduced  sales  charges for European  Equity Fund's  Class A  shares,  as shown in the applicable  prospectus,  also apply to the aggregate  amount of purchases of European Equity Fund's Class A shares of Scudder Funds that bear a sales charge made by any purchaser  within a 24-month  period under a written  Letter of Intent  ("Letter")  provided by SDI. The Letter,  which imposes no  obligation  to purchase or sell  additional
European  Equity  Fund's  Class A  shares,  provides  for a price  adjustment  depending  upon the  actual  amount purchased within such period. The Letter provides that the first purchase  following  execution of the Letter must be at least 5% of the  amount  of the  intended  purchase,  and that 5% of the  amount  of the  intended  purchase normally will be held in escrow in the form of shares pending  completion of the intended  purchase.  If the total investments  under the Letter  are less than the  intended  amount and  thereby  qualify  only for a higher  sales charge than actually paid,  the  appropriate  number of escrowed  shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge.  The Letter for an  employer-sponsored  employee benefit plan maintained on the subaccount  record keeping system available  through the Shareholder  Service Agent may have special  provisions  regarding payment of any increased sales charge resulting from a failure to complete the intended  purchase under the Letter.  A shareholder  may include the value (at the maximum  offering price) of all  shares  of such  Scudder  Funds  held of record  as of the  initial  purchase  date  under  the  Letter as an
"accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

Class A Cumulative  Discount.  Class A shares of European Equity Fund may also be purchased at the rate applicable to the  discount  bracket  attained  by adding to the cost of shares  being  purchased,  the value of all  Class A shares of Scudder  Funds that bear a sales  charge  (computed  at the  maximum  offering  price at the time of the purchase for which the discount is applicable) already owned by the investor.

Multi-Class  Suitability.  SDI has established the following  procedure  regarding the purchase of European Equity
Fund's  Class A, Class B and Class C Shares.  These  procedures  do not  reflect in any way the  suitability  of a particular  class of shares for a particular  investor and should not be relied upon as such.  That  determination must be made by investors  with the  assistance  of their  financial  representative.  Orders for European  Equity
Fund's  Class B Shares or Class C Shares  for  $500,000  or more will be  declined  with the  exception  of orders received from employer  sponsored  employee  benefit plans using the  subaccount  recordkeeping  system  available through the  Shareholder  Service Agent ("Flex Plan").  Orders for European  Equity Fund's Class B Shares or Class
C Shares by  employer  sponsored  employee  benefit  plans  (not  including  plans  under Code  Section  403(b)(7)
sponsored by a K-12 school  district) using the subaccount  recordkeeping  system made available  through the Flex
Plan prior to October 1, 2002 will be  invested  instead in  European  Equity  Fund's  Class A Shares at net asset value when the combined  subaccount  value in a Fund or other Scudder Funds or other eligible  assets is in excess of  $5 million  including  purchases  pursuant to the  "Combined  Purchases,"  "Letter of Intent" and  "Cumulative
Discount".  Flex  Plans  set-up  on the Flex  recordkeeping  system  after  October  1, 2002  automatically  begin purchasing  Class A shares at net asset  value  once the  plan's  eligible  assets  reach  $1 million.  Flex Plans established  prior to October 1, 2002 with  eligible  assets of less than  $5 million  may  continue  to  purchase
European  Equity  Fund's Class B or C shares until  October 1, 2005.  After  October 1, 2005,  all Flex Plans with eligible assets over $1 million must begin purchasing Class A Shares.

Class C Purchases.  European  Equity  Fund's Class C shares are offered at net asset value with an up-front  sales charge of 1.00%.  European  Equity  Fund's Class C shares are also subject to a contingent  deferred  sales charge and a Rule 12b-1 distribution and services fee.

Waiver of the Class C up-front  sales  charge.  The  up-front  sales  charge will not be imposed on  purchases  of
European  Equity  Fund's Class C shares in  connection  with the  following  types of  transactions:  (1) existing
Class C shareowners as of January 31, 2003, who make  additional  purchases of Class C shares in the same fund(s);
(2) Class C shares sold in connection  with certain  omnibus  accounts  which have entered into an agreement  with the Advisor  and/or SDI; (3) Class C shares sold in connection  with certain  retirement  plans which have entered into an agreement with the Advisor  and/or SDI; (4) Class C shares sold through  certain broker dealers which have entered into an  agreement  with the Advisor  and/or SDI; and (5)  Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003.

Note:    Existing  Class C  shareowners  who  purchase  Class C shares  through a new account or purchase  Class C shares of an additional fund will be charged the up-front sales charge

Purchase of  Institutional  and  Investment  Class  Shares.  Information  on how to buy shares is set forth in the section entitled `Buying and Selling Shares' in the relevant Funds' prospectuses.  The following  supplements that information.  The minimum  initial  investment  for  Institutional  Class shares is $250,000.  There is no minimum subsequent  investment  requirement  for the  Institutional  Class  shares.  The minimum  initial  investment  for
Investment  Class  shares  is  $1,000  and the  minimum  subsequent  investment  is $50.  European  Equity  Fund's
Investment  Class shares are subject to an annual  shareholder  servicing fee of 0.25%.  These minimum amounts may be changed at any time in management's discretion.


                                                                     Annual 12b-1
                                                                Distribution Fees (as
                                                                a % of average daily
                                              Sales Charge           net assets)          Other Information
                                              ------------           -----------          -----------------

Investment Class                                  None                 0.25%                 Not applicable

Investors may invest in  Institutional  Class shares by setting up an account  directly with each Fund's  transfer agent or through an authorized  service agent.  Investors who establish  shareholder  accounts  directly with each
Fund's   transfer  agent  should  submit   purchase  and  redemption   orders  as  described  in  the  Prospectus.
Additionally,  the  European  Equity Fund has  authorized  brokers to accept  purchase and  redemption  orders for
Institutional  Class  shares,  as well as  Class A, B and C  shares.  Brokers,  including  authorized  brokers  of service  organizations,  are, in turn,  authorized  to  designate  other  intermediaries  to accept  purchase  and redemption  orders on a Fund's  behalf.  Investors who invest  through  brokers,  service  organizations  or their designated  intermediaries  may be subject to  minimums  established  by their  broker,  service  organization  or designated intermediary.

In order to make an initial  investment  in  Investment  Class shares of European  Equity Fund,  an investor  must establish an account  with a service  organization.  Investors  may invest in  Institutional  Class of each Fund's shares by setting up an account  directly with each Fund's Transfer Agent or through an authorized  service agent.
Investors who establish  shareholder  accounts  directly with the Funds' Transfer Agent should submit purchase and redemption  orders as  described  in the  prospectus.  Additionally,  each Fund has  authorized  brokers to accept purchase and  redemption  orders for  Institutional  and  Investment  Class shares for each Fund,  as  applicable.
Brokers,  including  authorized  brokers of service  organizations,  are, in turn,  authorized to designate  other intermediaries  to accept  purchase and  redemption  orders on the Funds'  behalf.  Investors  who invest  through brokers,  service  organizations  or their  designated  intermediaries  may be subject to minimums  established by their broker, service organization or designated intermediary.

Each Fund will be deemed to have  received a purchase  or  redemption  order when an  authorized  broker,  service organization or, if applicable,  an authorized  designee,  accepts the order. Shares of each Fund may be purchased or redeemed  on any  business  day at the net asset  value next  determined  after  receipt of the order,  in good order,  by  Scudder  Investments  Service  Company.  Investors  who invest  through  authorized  brokers,  service organizations or their designated  intermediaries  should submit purchase and redemption  orders directly to their
broker,  service  organization  or  designated  intermediary.   The  broker  or  intermediary  may  charge  you  a
transaction fee.

To sell shares in a  retirement  account,  your  request  must be made in writing,  except for  exchanges to other eligible  funds in the Scudder  Investments  family of funds,  which can be requested by phone or in writing.  For information  on  retirement  distributions,  contact your  financial  representative  or call Scudder  Investments
Service Company at 1-800-621-1048.

To sell shares by bank wire you will need to sign up for these  services in advance when  completing  your account application.

Automatic  Investment  Plan.  A  shareholder  may  purchase  additional  shares of each Fund  through an automatic investment program.  With the Direct Deposit Purchase Plan ("Direct Deposit"),  investments are made automatically
(minimum $50 and maximum  $250,000)  from the  shareholder's  account at a bank,  savings and loan or credit union into the shareholder's  Fund account.  Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request.  Each Fund may immediately  terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll  Investment  Plans. A shareholder may purchase shares through Payroll Direct Deposit or Government  Direct
Deposit.  Under these programs,  all or a portion of a shareholder's  net pay or government check is invested each payment  period.  A shareholder  may terminate  participation  in these  programs by giving  written notice to the shareholder's  employer or government  agency,  as appropriate.  (A reasonable time to act is required.) Each Fund is not  responsible  for the  efficiency of the employer or government  agency making the payment or any financial institutions transmitting payments.

It is our policy to offer  purchase  privileges  to current or former  directors  or trustees  of the  Deutsche or
Scudder mutual funds,  employees,  their spouses or life partners and children or step-children  age 21 or younger of  Deutsche  Bank  or its  affiliates  or a  sub-adviser  to any  fund  in  the  Scudder  family  of  funds  or a broker-dealer  authorized  to sell  shares of the  funds.  Qualified  individuals  will  generally  be  allowed to purchase  shares in the class with the lowest expense ratio,  usually the  Institutional  Class shares.  If a fund does not offer  Institutional  Class shares,  these  individuals will be allowed to buy Class A shares at NAV. The
Funds  also  reserve  the right to waive the  minimum  account  balance  requirement  for  employee  and  director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Redemptions

Each Fund may suspend the right of  redemption  or delay  payment  more than seven days (a) during any period when the Exchange is closed other than  customary  weekend and holiday  closings or during any period in which  trading on the Exchange is  restricted,  (b) during any period when an emergency  exists as a result of which (i) disposal of each Fund's investments is not reasonably  practicable,  or (ii) it is not reasonably practicable for each Fund to  determine  the value of its net assets,  or (c) for such other  periods as the SEC may by order permit for the protection of each Fund's shareholders.

A request  for  repurchase  (confirmed  redemption)  may be  communicated  by a  shareholder  through a  financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional.  Redemption  requests (and a stock power for certificated  shares) must be duly endorsed by the account holder.  As specified in the  prospectus,  signatures may need to be guaranteed by a commercial bank, trust company,  savings and loan  association,  federal savings bank, member firm of a national securities  exchange  or other  financial  institution  permitted  by SEC rule.  Additional  documentation  may be required,  particularly from institutional and fiduciary account holders, such as corporations,  custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption  (prior to the imposition of any contingent  deferred sales charge) are $100,000 or less and the proceeds are payable to the  shareholder of record at the address of record,  normally a telephone request  or a written  request  by any one  account  holder  without  a  signature  guarantee  is  sufficient  for redemptions by individual or joint account holders,  and trust,  executor and guardian account holders  (excluding custodial  accounts  for gifts and  transfers to minors),  provided the trustee,  executor or guardian is named in the account  registration.  Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise  this special  privilege of redeeming  shares by telephone  request or written request without  signature  guarantee  subject to the same  conditions as individual  account  holders, provided that this privilege has been  pre-authorized  by the  institutional  account  holder or guardian  account holder by written  instruction to the  Shareholder  Service Agent with signatures  guaranteed.  This privilege may not be used to redeem shares held in certificated  form and may not be used if the  shareholder's  account has had an address change within 15 days of the redemption request.

Wires.  Delivery of the  proceeds of a wire  redemption  of $250,000 or more may be delayed by each Fund for up to seven  days if each  Fund or the  Shareholder  Service  Agent  deems  it  appropriate  under  then-current  market conditions.  The ability to send wires is limited by the business hours and holidays of the firms  involved.  Each
Fund is not responsible for the efficiency of the federal wire system or the account holder's  financial  services firm or bank. The account holder is responsible for any charges  imposed by the account  holder's firm or bank. To change  the  designated  account  to  receive  wire  redemption  proceeds,  send a  written  request  to each Fund
Shareholder  Service Agent with signatures  guaranteed as described above or contact the firm through which Funds'
shares were purchased.

Automatic  Withdrawal  Plan.  The owner of $5,000 or more of a class of each Funds'  shares at the offering  price
(net asset value plus,  in the case of Class A and Class C shares,  the initial  sales charge) may provide for the payment from the owner's  account of any  requested  dollar  amount to be paid to the owner or a designated  payee monthly,  quarterly,  semiannually  or annually.  The $5,000  minimum  account size is not applicable to IRAs. The minimum periodic  payment is $50. The maximum annual rate at which shares,  subject to CDSC may be redeemed is 12%
of the  net  asset  value  of the  account.  Shares  are  redeemed  so  that  the  payee  should  receive  payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

The  purchase  of  Class A  shares  while  participating  in  a  automatic  withdrawal  plan  will  ordinarily  be disadvantageous  to the investor  because the investor  will be paying a sales charge on the purchase of shares at the same time that the  investor  is  redeeming  shares  upon  which a sales  charge may have  already  been paid.
Therefore,  a Fund will not knowingly permit additional  investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

Contingent  Deferred Sales Charge (CDSC).  The following example will illustrate the operation of the CDSC. Assume that an investor  makes a single  purchase of $10,000 of the European  Equity  Fund's  Class B  shares and that 16 months  later the value of the  shares  has grown by $1,000  through  reinvested  dividends  and by an  additional
$1,000 of share  appreciation  to a total of $12,000.  If the investor  were then to redeem the entire  $12,000 in share  value,  the CDSC would be payable  only with respect to $10,000  because  neither the $1,000 of  reinvested dividends  nor the  $1,000 of share  appreciation  is subject to the  charge.  The charge  would be at the rate of
3.00% ($300) because it was in the second year after the purchase was made.

The rate of the CDSC is  determined  by the  length of the  period of  ownership.  Investments  are  tracked  on a monthly  basis.  The period of ownership for this purpose begins the first day of the month in which the order for the investment is received.  For example,  an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1,  1999. In the event no specific  order is requested when redeeming  shares subject to a CDSC, the redemption will be made first from shares representing  reinvested  dividends and then from the earliest  purchase of shares.  SDI receives any CDSC directly.  The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The European Equity Fund's Class A CDSC will be waived in the event of:

(a)      redemptions by a  participant-directed  qualified  retirement  plan described in Code Section  401(a),  a participant-directed  non-qualified  deferred  compensation  plan  described  in  Code  Section  457 or a participant-directed  qualified  retirement  plan  described  in  Code  Section  403(b)(7)  which  is not sponsored by a K-12 school district;

(b)      redemptions  by  employer-sponsored  employee  benefit plans using the  subaccount  record keeping system made available through the Shareholder Service Agent;

(c)      redemption of shares of a shareholder (including a registered joint owner) who has died;

(d)      redemption  of shares of a  shareholder  (including a registered  joint owner) who after  purchase of the shares being redeemed  becomes totally  disabled (as evidenced by a  determination  by the federal Social
         Security Administration);

(e)      redemptions  under the European Equity Fund's  Automatic  Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and

(f)      redemptions of shares whose dealer of record at the time of the  investment  notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

The European Equity Fund's Class B CDSC will be waived for the  circumstances  set forth in items (c), (d) and (e)
for Class A shares. In addition, this CDSC will be waived:

(g)      for  redemptions  made  pursuant  to any  IRA  systematic  withdrawal  based  on the  shareholder's  life expectancy  including,  but not limited to,  substantially  equal periodic payments described in the Code
         Section 72(t)(2)(A)(iv) prior to age 59 1/2;

(h)      for  redemptions to satisfy  required  minimum  distributions  after age 70 1/2 from an IRA account (with the  maximum  amount  subject  to this  waiver  being  based  only  upon the  shareholder's  Scudder  IRA accounts); and

(i)      in connection  with the  following  redemptions  of shares held by employer  sponsored  employee  benefit plans  maintained on the  subaccount  record keeping  system made  available by the  Shareholder  Service
         Agent: (1) to satisfy  participant loan advances (note that loan repayments  constitute new purchases for purposes of the CDSC and the  conversion  privilege),  (2) in connection  with  retirement  distributions
         (limited  at any one  time to 12% of the  total  value  of plan  assets  invested  in the  Fund),  (3) in connection with distributions  qualifying under the hardship  provisions of the Code and (4) representing returns of excess contributions to such plans.

The European  Equity  Fund's  Class C CDSC will be waived for the  circumstances  set forth in items (b), (c), (d)
and (e) for  Class A  shares  and for the  circumstances  set forth in items (g) and (h) for  Class B  shares.  In addition, this CDSC will be waived for:

(j)      redemption  of shares by an employer  sponsored  employee  benefit  plan that offers funds in addition to
         Scudder  Funds and whose  dealer of record  has  waived  the  advance  of the first  year  administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and

(k)      redemption of shares  purchased  through a  dealer-sponsored  asset allocation  program  maintained on an omnibus  record-keeping  system  provided  the dealer of record had waived the  advance of the first year administrative  services and  distribution  fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind  Redemptions.  Each Fund  reserves the right to honor any request for  redemption  or repurchase by making payment in whole or in part in readily  marketable  securities.  These  securities  will be chosen by the fund and valued as they are for  purposes of computing  the fund's net asset value.  A  shareholder  may incur  transaction expenses in converting these securities to cash.

Exchanges

Shareholders  may  request a taxable  exchange  of their  shares  for shares of the  corresponding  class of other
Scudder Funds without  imposition of a sales charge,  subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of money market funds and the Scudder Cash  Reserves  Fund that were  acquired by purchase  (not  including shares  acquired by dividend  reinvestment)  are subject to the  applicable  sales charge on  exchange.  Series of
Scudder  Target Fund are  available on exchange  only during the  Offering  Period for such series as described in the applicable prospectus.  Cash Management Fund Investment,  Tax Free Money Fund Investment,  New York Free Money
Fund  Investment,   Treasury  Money  Fund  Investment,   Money  Market  Fund  Investment,   Cash  Management  Fund
Institutional,  Cash Reserves Fund  Institutional,  Treasury Money Fund  Institutional,  Deutsche Bank Alex. Brown
Cash Reserve  Fund,  Inc.-Prime  Series,  Deutsche  Bank Alex.  Brown Cash  Reserve  Fund,  Inc.-Treasury  Series,
Deutsche Bank Alex. Brown Cash Reserve Fund,  Inc.-Tax-Free  Series, Cash Equivalent Fund,  Tax-Exempt  California
Money Market Fund,  Cash Account  Trust,  Investors  Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Shares of a Scudder Fund with a value in excess of  $1,000,000  (except  Scudder Cash Reserves  Fund)  acquired by exchange  through  another Scudder Fund, or from a money market fund, may not be exchanged  thereafter  until they have been owned for 15 days (the "15-Day  Hold  Policy").  In  addition,  shares of a Scudder Fund with a value of
$1,000,000 or less (except  Scudder Cash Reserves Fund) acquired by exchange from another  Scudder Fund, or from a money market fund,  may not be exchanged  thereafter  until they have been owned for 15 days, if, in the Advisor's judgment,  the exchange  activity may have an adverse  effect on the fund. In  particular,  a pattern of exchanges that  coincides  with a "market  timing"  strategy  may be  disruptive  to the Scudder Fund and  therefore  may be subject to the 15-Day Hold  Policy.  For  purposes  of  determining  whether  the 15-Day Hold Policy  applies to a particular  exchange,  the value of the shares to be  exchanged  shall be  computed  by  aggregating  the value of shares  being  exchanged  for all  accounts  under  common  control,  discretion  or  advice,  including,  without limitation,  accounts  administered  by a financial  services firm offering  market  timing,  asset  allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic  Exchange  Plan.  The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic  exchange  of a specified  amount  ($50  minimum) of such shares for shares of the same class of another such Scudder  Fund.  Exchanges  will be made  automatically  until the  shareholder  or each Fund  terminates  the privilege. Exchanges are subject to the terms and conditions described above.

Multi-Class Conversions.  For purposes of conversion to European  Equity Fund's Class A shares,  shares  purchased through  the  reinvestment  of  dividends  and  other  distributions  paid with  respect  to  Class B  shares in a shareholder's European Equity Fund account will be converted to Class A shares on a pro rata basis.

Investment Class Shares.  Shareholders of each European Equity Fund's  Investment Class shares can exchange all or part of their shares for  corresponding  shares in another  Scudder Fund,  if available.  Exchanges are subject to the limitations set forth in the prospectus and the 15-Day Hold Policy discussed below.

Institutional  Class Shares.  Shareholders of each Funds'  Institutional  Class shares can exchange all or part of their  shares for  corresponding  shares in another  Scudder  Fund,  if  available.  Exchanges  are subject to the limitations set forth in the prospectus and the 15-Day Hold Policy discussed below.

Dividends

If the Funds earn net investment  income,  their policy is to distribute to shareholders  substantially all of the income at least  annually.  The Emerging  Markets Debt Fund  reserves  the right to include in  distributions  any short-term  capital gains on securities that it sells.  If the Funds recognize net capital gains,  their policy is to distribute to shareholders  substantially  all previously  undistributed  capital gains at least annually.  The
Funds may also pay  dividends  and capital gain  distributions  at other times if necessary for the Funds to avoid federal income or excise tax.

Dividends  paid by the Funds with respect to each class of its shares will be  calculated  in the same manner,  at the same time and on the same day.

The level of income  dividends  per share (as a percentage  of net asset value) will be lower for European  Equity
Fund's Class B and Class C Shares than for Class A Shares primarily as a result of the  distribution  services fee applicable  to Class B  and Class C  Shares.  Distributions  of capital  gains,  if any,  will be paid in the same amount for each class.

Income and capital  gain  dividends,  if any, of each Fund will be  credited to  shareholder  accounts in full and fractional  shares of the same class of each Fund at net asset value on the reinvestment  date,  except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1.       To receive income and short-term  capital gain dividends in cash and long-term  capital gain dividends in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.

Dividends  will be  reinvested  in Shares of the same class of the Funds unless  shareholders  indicate in writing that they wish to receive  them in cash or in shares of other  Scudder  Funds with  multiple  classes of shares or
Scudder Funds as provided in the prospectus.  To use this privilege of investing  dividends of each Fund in shares of another Scudder Fund,  shareholders  must maintain a minimum account value of $1,000 in that Fund  distributing the  dividends.  Each Fund will reinvest  dividend  checks (and future  dividends) in shares of that same Fund and class if checks are returned as  undeliverable.  Dividends  and other  distributions  of the Fund in the aggregate amount of $10 or less are  automatically  reinvested  in shares of the same Fund and class unless the  shareholder requests in writing that a check be issued for that particular distribution.

If an investment is in the form of a retirement  plan,  all  dividends  and capital  gains  distributions  must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends  and/or other  distributions,  such  distributions  will be made in shares of that Fund and confirmations  will be mailed to each shareholder.  If a shareholder has chosen to receive cash, a check will be sent.  Distributions  of investment  company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each  distribution  is  accompanied  by a brief  explanation  of the form and character of the  distribution.  The characterization  of distributions on such  correspondence  may differ from the  characterization  for federal tax purposes.  In  January of  each year each Fund issues to each  shareholder  a statement of the federal  income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing  dividend practices and,  therefore,  reserves the right from time to time to either  distribute or retain for  reinvestment  such of its net  investment  income and its net short-term and  long-term  capital  gains as its Board  determines  appropriate  under  the then  current  circumstances.  In particular,  and without  limiting the foregoing,  each Fund may make additional  distributions  of net investment income or capital  gain net income in order to satisfy  the minimum  distribution  requirements  contained  in the
Code.

                                                 NET ASSET VALUE

The net asset value of shares of each Fund is  computed  as of the close of regular  trading on the New York Stock
Exchange  (the  "Exchange")  on each day the  Exchange is open for trading  (the "Value  Time").  The  Exchange is scheduled to be closed on the following  holidays:  New Year's Day, Dr. Martin Luther King,  Jr. Day,  Presidents'
Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,  Thanksgiving and Christmas,  and on the preceding
Friday or subsequent  Monday when one of these  holidays  falls on a Saturday or Sunday,  respectively.  Net asset value per share is  determined  separately  for each class of shares by dividing  the value of the total assets of the Fund attributable to the shares of that class,  less all liabilities  attributable to that class, by the total number of shares of that class  outstanding.  The per share net asset  value may be lower for  certain  classes of the Fund because of higher expenses borne by these classes.

An  exchange-traded  equity  security is valued at its most recent sale price on the  relevant  exchange as of the
Value  Time.  Lacking  any sales,  the  security  is valued at the  calculated  mean  between  the most recent bid quotation and the most recent asked  quotation (the  "Calculated  Mean") on such exchange as of the Value Time. If it is not possible to determine the  Calculated  Mean,  the security is valued at the most recent bid quotation on such  exchange  as of the  Value  Time.  An equity  security  which is traded on the  Nasdaq  Stock  Market,  Inc.
("Nasdaq") system or another  over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time.  Lacking any sales,  the security is valued at the Calculated  Mean on
Nasdaq or such other OTC market as of the Value Time.  If it is not possible to  determine  the  Calculated  Mean, the  security is valued at the most recent bid  quotation on Nasdaq or such other OTC market as of the Value Time.
In the case of certain  foreign  exchanges,  the closing  price  reported by the exchange  (which may sometimes be referred  to by the  exchange or one or more  pricing  agents as the  "official  close" or the  "official  closing price" or other similar term) will be considered the most recent sale price.  If a security is traded on more than one exchange,  or upon one or more exchanges and in the OTC market,  quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows.  Money market instruments  purchased with an original or remaining maturity of 60 days or less,  maturing at par, are valued at amortized  cost.  Other money  market  instruments  are valued based on information  obtained from an approved  pricing agent or, if such  information is not readily  available, by using matrix pricing techniques  (formula driven  calculations based primarily on current market yields).  Bank loans are valued at prices  supplied by an approved  pricing agent (which are intended to reflect the mean between the bid and asked  prices),  if available,  and otherwise at the mean of the most recent bid and asked  quotations or  evaluated  prices,  as  applicable,  based  on  quotations  or  evaluated  prices  obtained  from  one or more broker-dealers.  Privately placed debt securities,  other than Rule 144A debt securities,  initially are valued at cost and thereafter  based on all relevant  factors  including type of security,  size of holding and restrictions on disposition.  Municipal debt  securities are valued at prices supplied by an approved  pricing agent (which are intended to reflect the bid prices),  if  available,  and otherwise at the average of most recent bid quotation or evaluated prices, if applicable,  on the value date, obtained from two  broker-dealers.  Other debt securities are valued at prices  supplied by an approved  pricing  agent,  if  available,  and  otherwise at the most  recent bid quotation or evaluated price, as applicable,  obtained from one or more  broker-dealers.  If it is not possible to value a particular  debt security  pursuant to the above  methods,  the security is valued on the basis of factors including (but not limited to) maturity,  coupon,  creditworthiness,  currency  denomination,  and the movement of the market in which the security is normally traded.

An  exchange-traded  option contract on securities,  currencies and other  financial  instruments is valued at its most  recent  sale price on the  relevant  exchange.  Lacking  any sales,  the  option  contract  is valued at the
Calculated  Mean. If it is not possible to determine the  Calculated  Mean,  the option  contract is valued at the most recent bid  quotation in the case of a purchased  option  contract or the most recent asked  quotation in the case of a  written  option  contract,  in each case as of the  Value  Time.  An  option  contract  on  securities, currencies and other financial  instruments  traded in the OTC market is valued at the evaluated price provided by the  broker-dealer  with which it was traded.  Futures  contracts  (and  options  thereon)  are valued at the most recent  settlement  price,  if  available,  on the  exchange on which they are traded most  extensively.  With the exception of stock index futures  contracts which trade on the Chicago  Mercantile  Exchange,  closing  settlement times are prior to the close of trading on the New York Stock  Exchange.  For stock index futures  contracts which trade on the Chicago Mercantile  Exchange,  closing settlement prices are normally available at approximately 4:20
Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

Following the  valuations of  securities  or other  portfolio  assets in terms of the currency in which the market quotation used is expressed  ("Local  Currency"),  the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local  Currency into U.S.  dollars at the  prevailing  currency  exchange rate on the valuation date.

If market  quotations  for a  portfolio  asset are not  readily  available  or the value of a  portfolio  asset as determined  in  accordance  with  Board  approved  procedures  does not  represent  the fair  market  value of the portfolio  asset,  the value of the portfolio  asset is taken to be an amount which,  in the opinion of the Fund's
Pricing  Committee (or, in some cases, the Board's Valuation  Committee),  represents fair market value. The value of other  portfolio  holdings  owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date,  based on valuation  procedures  adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                                             PERFORMANCE INFORMATION

Standard Performance Information

From  time to time,  performance  information,  such as total  return  for  shares  of the  Funds may be quoted in advertisements or in  communications  to shareholders.  The Funds' total return may be calculated on an annualized and aggregate  basis for various  periods  (which  periods will be stated in the  advertisement).  Average  annual return  reflects  the  average  percentage  change  per year in value of an  investment  in shares  of that  Fund.
Aggregate  total  return  reflects  the total  percentage  change over the stated  period.  In  calculating  total return,  dividends  and capital gain  distributions  made by a Fund during the period are assumed to be reinvested in the Fund's shares.

To help  investors  better  evaluate how an  investment in the Funds might  satisfy  their  investment  objective, advertisements  regarding the Funds may discuss  performance as reported by various  financial  publications.  The performance of the Funds may be compared in  publications  to the  performance of various  indices and investments for which reliable  performance  data is available.  In addition,  the performance of the Funds may be compared in publications  to  averages,  performance  rankings  or  other  information  prepared  by  recognized  mutual  fund
statistical  services.   Performance   quotations  of  the  Funds  represent  the  Funds'  past  performance  and, consequently,  should not be  considered  representative  of the  future  performance  of the Funds.  The value of shares,  when  redeemed,  may be more or less  than  the  original  cost.  Any  fees  charged  by  banks  or other institutional  investors  directly to their customer  accounts in connection  with  investments  in  Institutional shares of the Funds are not at the  direction  or within the  control of the Funds and will not be included in the
Funds' calculations of total return.

The Funds'  performance  is affected by its  expenses.  When we advertise  total return  information  for European equity  Fund's  Class A, B and C Shares we may present  actual  returns for the classes as well as returns for the
Institutional  Class  adjusted to reflect the  appropriate  maximum  sales  charges and expenses for these periods dating  back to the  inception  date of the  European  Equity Fund  before the  inception  of the Class A, B and C
Shares.  These performance figures are calculated in the following manner:

Total Return

The Funds  calculate  total return  separately for each share class of its shares.  Each share class is subject to different fees and expenses and,  consequently,  may have different  total returns for the same period.  The Funds may advertise  the following  types of  performance  information:  average  annual total returns  (before  taxes), average  annual total  returns  (after taxes on  distributions),  average  annual  total  returns  (after taxes on distributions and redemption), and aggregate total returns (before taxes).

                                   Average Annual Total Returns (Before Taxes)

The Funds,  when  advertising  average  annual total return  before taxes for a class of its shares,  compute such return by  determining  the average annual  compounded  rate of return during  specified  periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                                P (1 + T)^n = ERV
Where:

      P               =    hypothetical initial payment of $1,000;
      T               =    average annual total return;
      n               =    period covered by the computation, expressed in years;
      ERV             =    ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of the
                           1-, 5- or 10-year (or other) periods at the end of the applicable  period (or fractional portion).

The  calculation  for average annual total returns  before taxes is made assuming that (1) the  maximum sales load
(or other charges  deducted from payments) is deducted from the initial $1,000  investment;  (2) all dividends and capital  gain  distributions  are  reinvested  on the  reinvestment  dates at the price per share  existing on the reinvestment  date,  (3) all  recurring fees charged to all shareholder  accounts are included  (except those that are paid by  redemption  of the  Funds'  shares),  and  (4) for  any  account  fees that vary with the size of the account,  a mean (or median)  account size in the Funds  during the periods is  reflected.  The ending  redeemable value  (variable  "ERV" in the  formula)  is  determined  by  assuming  complete  redemption  of the  hypothetical investment  after  deduction of all  nonrecurring  charges and the applicable  deferred sales charge at the end of the measuring period.

                            Average Annual Total Return (After Taxes on Distributions)

The Funds,  when advertising  average annual total return after taxes on distributions  for a class of its shares, compute  such return by finding  the average  annual  compounded  rate of return  during  specified  periods  that equates the initial amount invested to the ending value of such investment according to the following formula:

                                              P (1 + T)^n = ATV[D]
Where:

      P               =    hypothetical initial payment of $1,000;
      T               =    average annual total return (after taxes on distributions);
      n               =    period covered by the computation, expressed in years.
      ATV[D]          =    ending value of a  hypothetical  $1,000  payment made at the beginning of the 1-, 5- or
                           10-year  (or  other)  periods  at the  end  of the  applicable  period  (or  fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The  calculation  for average  annual total  returns  after taxes on  distributions  is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000  investment;  (2)
all dividends and capital gain  distributions,  less the taxes due on such  distributions,  are  reinvested on the reinvestment  dates at the price per share  existing on the  reinvestment  date, (3) all recurring fees charged to all  shareholder  accounts are included  (except  those that are paid by  redemption  of the Funds'  shares),  and
(4) for any account  fees that vary with the size of the  account,  a mean (or median)  account  size in the Funds during the periods is  reflected.  The Funds assume that there are no  additional  taxes or tax credits  resulting from any redemption of shares  required to pay any  non-recurring  fees.  The ending  redeemable  value  (variable
"ATV[D]" in the formula) is  determined  by assuming  complete  redemption of the  hypothetical  investment  after deduction  of all  nonrecurring  charges and the  applicable  deferred  sales  charge at the end of the  measuring period.  The Funds assumes that the redemption has no tax consequences.

The Funds calculate the taxes due on any  distributions  by applying the applicable tax rates (as described below)
to each component of the distributions on the reinvestment date (e.g.,  ordinary income,  short-term capital gain, long-term  capital gain). The taxable amount and tax character of each  distribution  will be as specified by each
Fund  on  the  dividend   declaration  date,  unless  adjusted  to  reflect  subsequent   recharacterizations   of
distributions.  Distributions  are  adjusted  to  reflect  the  federal  tax  impact  of  the  distribution  on an individual  taxpayer on the  reinvestment  date.  The effect of  applicable  tax credits,  such as the foreign tax credit, are taken into account in accordance with federal tax law.

The Funds  calculate  taxes due on any  distributions  using the highest  individual  marginal  federal income tax rates in effect on the  reinvestment  date.  The rates used  correspond to the tax character of each  component of the  distributions  (e.g.,  ordinary income rate for ordinary income  distributions,  ordinary income tax rate for short-term  capital gain  distributions,  long-term capital gain rate for long-term  capital gain  distributions).
Note that the required tax rates may vary over the measurement  period.  The Funds have  disregarded any potential tax  liabilities  other than federal tax  liabilities  (e.g.,  state and local taxes);  the effect of phaseouts of certain  exemptions,  deductions,  and credits at various income levels; and the impact of the federal alternative minimum tax.

                    Average Annual Total Return (After Taxes on Distributions and Redemption)

The Funds,  when advertising  average annual total return after taxes on distributions  and redemption for a class of its shares,  computes such return by finding the average  annual  compounded  rate of return  during  specified periods  that  equates the  initial  amount  invested  to the ending  value of such  investment  according  to the following formula:

                                               P (1 + T)^n = ATV[DR]
Where:

      P              =     hypothetical initial payment of $1,000;
      T              =     average annual total return (after taxes on distributions and redemption);
      n              =     period covered by the computation, expressed in years.
      ATV[DR]        =     ending value of a  hypothetical  $1,000  payment made at the beginning of the 1-, 5- or
                           10-year  (or  other)  periods  at the  end  of the  applicable  period  (or  fractional portion), after taxes on fund distributions and redemption.

The  calculation  for average  annual total returns after taxes on  distributions  and redemption is made assuming that (1) the maximum sales load (or other  charges  deducted  from  payments) is deducted from the initial  $1,000 investment;  (2) all  dividends  and capital gain  distributions,  less the taxes due on such  distributions,  are reinvested on the reinvestment  dates at the price per share existing on the reinvestment  date, (3) all recurring fees charged to all  shareholder  accounts are included  (except  those that are paid by  redemption of the Funds'
shares),  and (4) for any account fees that vary with the size of the account,  a mean (or median) account size in the Funds  during the periods is  reflected.  The Funds assume that there are no  additional  taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

The Funds  calculate the taxes due on any  distributions  as described  above under "Average  Annual Total Returns
After Taxes on Distributions."

The ending redeemable value (variable  "ATV[DR]" in the formula) is determined by assuming complete  redemption of the hypothetical  investment after deduction of all nonrecurring  charges,  the applicable  deferred sales charge, and capital gains taxes  resulting  from the  redemption and by adding the tax benefit at the end of the measuring period.  The Funds  calculate  the capital  gain or loss upon  redemption  by  subtracting  the tax basis from the redemption  proceeds (after  deducting any nonrecurring  charges).  The Funds separately track the basis of shares acquired  through the $1,000 initial  investment and each subsequent  purchase through  reinvested  distributions.
In determining the basis for a reinvested  distribution,  each Fund includes the distribution net of taxes assumed paid from the distribution.  Tax basis is adjusted for any distributions  representing  returns of capital and any other tax basis  adjustments that would apply to an individual  taxpayer,  as permitted by applicable  federal tax law.

The amount and character  (e.g.,  short-term  or long-term) of capital gain or loss upon  redemption is separately determined  for shares  acquired  through the $1,000  initial  investment  and each  subsequent  purchase  through reinvested  distributions.  The Funds do not assume that shares acquired  through  reinvestment  of  distributions have the same holding  period as the initial $1,000  investment.  The tax character is determined by the length of the  measurement  period  in the case of the  initial  $1,000  investment  and the  length of the  period  between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Funds  calculate  capital  gain taxes (or the benefit  resulting  from tax losses)  using the highest  federal individual  capital gains tax rate for gains of the appropriate  character in effect on the redemption date and in accordance  with federal tax law  applicable  on the  redemption  date.  The Funds assume that a  shareholder  has sufficient  capital  gains of the same  character  from other  investments  to offset any capital  losses from the redemption so that the taxpayer may deduct the capital losses in full.

                                      Aggregate Total Returns (Before Taxes)

The Funds,  when  advertising  aggregate  total  return  before  taxes [for a class of its  shares],  compute such return by determining the aggregate  compounded rates of return during specified  periods that likewise equate the initial  amount  invested  to the  ending  redeemable  value  of such  investment.  The  formula  for  calculating aggregate total return is as follows:

                                     Aggregate Total Return = [ ( ERV ) -1 ]
                                                                  ---
                                                                   P
Where:

      P              =     hypothetical initial payment of $1,000;
      ERV            =     ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the
                           1-,  5- or  10-year  (or  other)  periods  at  the  end of the  applicable  period  (or fractional portion).

The  calculation  for aggregate  total returns  before taxes is made assuming that (1) the  maximum sales load (or other  charges  deducted  from  payments) is deducted from the initial  $1,000  investment;  (2) all dividends and capital  gain  distributions  are  reinvested  on the  reinvestment  dates at the price per share  existing on the reinvestment  date,  (3) all  recurring fees charged to all shareholder  accounts are included  (except those that are paid by  redemption  of the  Funds'  shares),  and  (4) for  any  account  fees that vary with the size of the account,  a mean (or median)  account size in the Funds  during the periods is  reflected.  The ending  redeemable value  (variable  "ERV" in the  formula)  is  determined  by  assuming  complete  redemption  of the  hypothetical investment  after  deduction of all  nonrecurring  charges and the applicable  deferred sales charge at the end of the measuring period.

                          As of September 30, 2002 Average Annual Returns (Before Taxes)
                          --------------------------------------------------------------
                                           (Adjusted for sales charge)


Fund/Share Class                                            1-Year            5-Year             Since Inception
----------------                                            ------            ------             ---------------

European Equity Fund -- Investment Class                     -12.93%             N/A                     5.30%
(Inception: 12/23/99)
European Equity Fund -- Institutional Class                  -12.73%           16.97%                   18.49%
(Inception: 09/03/96)
European Equity Fund -- Class A Shares1                      -18.26%           14.17%                   15.58%
(Inception: 02/28/01)
European Equity Fund -- Class B Shares1                      -16.20%           14.53%                   15.81%
(Inception: 02/28/01)
European Equity -- Class C Shares1  (Inception:              -14.55%           14.46%                   15.64%
02/28/01 )
Emerging Markets Debt -- Institutional Class                  12.22%             3.80%                    8.75%
(Inception: 08/04/94)

1        On February  28, 2001,  European  Equity Fund began  offering  additional  classes of shares,  namely the
         Class A, B and C shares  described  herein.  Returns  shown for Class A, B and C shares  for the  periods prior to their  inception are derived from the historical  performance of  Institutional  Class shares of
         European  Equity  Fund  during such  periods  and have been  adjusted  to reflect the higher  gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

If expense  limitations  for the Fund had not been in effect during the indicated  periods,  the total returns for shares of the Fund for such periods would have been lower than the total return figures shown in this paragraph.

For Class A, B and C Shares only:

Other Non-Standardized Total Return Calculations

The European  Equity Fund may also from time to time  include in  advertising  total  return  figures that are not calculated  according  to the  formulas set forth above to compare more  accurately  the Fund's  performance  with other  measures of  investment  return.  For example,  the European  Equity Fund may  calculate  its aggregate and average  annual total return for the  specified  periods of time by assuming the  investment of $10,000 in a class of shares of the European  Equity Fund and assuming the  reinvestment  of each  distribution at net asset value on the reinvestment date.

For this  alternative  computation,  the  European  Equity  Fund  assumes  that the full  amount of an  investor's investment is invested in Shares  (i.e.,  sales  charges are not deducted  from an  investor's  investment).  This differs  from the  computation  required by the SEC where the $1,000  payment is reduced by sales  charges  before being invested in shares.  The Fund will,  however,  disclose the maximum sales charge and will also disclose that the  performance  data does not reflect  sales  charges  and that  inclusion  of sales  charges  would  reduce the performance  quoted.  Such  alternative  total  return  information  will be given no greater  prominence  in such advertising than the information  prescribed under SEC rules, and all advertisements  containing  performance data will include a legend  disclosing that such  performance  data represent past  performance and that the investment return and principal value of an investment  will fluctuate so that an investor's  shares,  when redeemed,  may be worth more or less than their original cost.

Unless  otherwise  indicated,  Class A  performance  information  includes the effect of the maximum initial sales charge.  Class B  information  includes  the effect of the  maximum  contingent  deferred  sales  charge.  Class C performance  information  includes  the effect of the  maximum  initial  sale  charge and the  maximum  contingent deferred sales charge.

Economic and Market Information

The  Funds  may  from  time to time  advertise  comparative  performance  as  measured  by  various  publications, including,  but not limited to, Barron's, The Wall Street Journal,  Weisenberger Investment Companies Service, Dow
Jones Investment  Advisor,  Dow Jones Asset Management,  Business Week, Changing Times,  Financial World,  Forbes,
Fortune and Money.  In addition,  the Fund may from time to time  advertise  its  performance  relative to certain indices and benchmark  investments,  including:  (a) the Lipper Analytical Services,  Inc. Mutual Fund Performance
Analysis,  Fixed Income  Analysis and Mutual Fund Indices  (which  measure total return and average  current yield for the mutual fund industry and rank mutual fund  performance);  (b) the CDA Mutual Fund Report  published by CDA
Investment  Technologies,  Inc.  (which analyzes  price,  risk and various  measures of return for the mutual fund industry);  (c) the Consumer Price Index published by the US Bureau of Labor  Statistics  (which measures  changes in the price of goods and  services);  (d) Stocks,  Bonds,  Bills and Inflation  published by Ibbotson  Associates
(which provides historical  performance figures for stocks,  government securities and inflation);  (e) the Lehman
Brothers  Aggregate Bond Index or its component  indices (the  Aggregate  Bond Index  measures the  performance of
Treasury,  US Government  agency,  corporate,  mortgage and Yankee bonds);  (f) the Standard & Poor's Bond Indices
(which measure yield and price of corporate,  municipal and US Government  bonds);  and (g) historical  investment data supplied by the research  departments of Goldman Sachs,  Lehman  Brothers,  Inc.,  Credit Suisse First Boston
Corporation,  Morgan Stanley Dean Witter,  Salomon Smith Barney,  Merrill Lynch,  Donaldson Lufkin and Jenrette or
other providers of such data. The composition of the investments in such indices and the  characteristics  of such benchmark  investments  are not  identical  to, and in some  cases are very  different  from,  those of the Fund's portfolio.  These  indices and averages are  generally  unmanaged and the items  included in the  calculations  of such indices and averages may not be  identical  to the  formulas  used by the Fund to calculate  its  performance figures.

                                                      TAXES

The  following is a summary of the  principal  U.S.  federal  income tax  considerations  regarding  the purchase, ownership  and  disposition  of shares in a Fund.  This summary does not address  special tax rules  applicable to certain classes of investors,  such as tax-exempt entities,  insurance companies and financial institutions.  Each prospective  shareholder  is urged to consult his own tax Advisor  with respect to the  specific  federal,  state, local and foreign  tax  consequences  of  investing  in a fund.  The summary is based on the laws in effect on the date of this  Statement  of  Additional  Information,  which are subject to change,  possibly  with a  retroactive effect.

General.  Each Fund is a separate  taxable  entity that has elected to be treated,  has  qualified  and intends to qualify for each taxable year, as a regulated  investment  company under  Subchapter M of the Code.  Qualification of a Fund as a regulated  investment  company  under the Code  requires,  among other  things,  that  (a) the Fund derive at least 90% of its gross income for its taxable year from  dividends,  interest,  payments with respect to securities  loans and gains from the sale or other  disposition of stocks,  securities or foreign  currencies,  or other income  (including  but not limited to gains from  options,  futures,  and forward  contracts)  derived with respect to its business of investing in such stock,  securities or currencies  (the "90% gross income test");  and
(b) the Fund  diversify its holdings so that,  at the close of each quarter of its taxable year,  (i) at least 50%
of the market value of its total  (gross)  assets is  comprised  of cash,  cash items,  United  States  government securities,  securities of other regulated  investment  companies and other  securities  limited in respect of any one issuer to an amount not  greater in value  than 5% of the value of each  Fund's  total  assets and to not more than 10% of the  outstanding  voting  securities  of such issuer,  and (ii) not  more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States  government  securities and securities of other regulated  investment  companies) or two or more issuers  controlled by the fund and which are engaged in the same,  similar or related  trades or businesses.  Future  Treasury  regulations  could provide that qualifying  income  under  the 90%  gross  income  test will not  include  gains  from  certain  foreign  currency transactions or derivatives  that are not directly  related to a Fund's  principal  business of investing in stock or securities (or options and futures with respect to stock or securities).

If a Fund complies with such  provisions,  then in any taxable year in which the Fund  distributes at least 90% of the sum of (i) its  "investment  company taxable  income" (which includes  dividends,  taxable  interest,  taxable accrued  original issue discount,  recognized  market discount  income,  income from securities  lending,  any net short-term  capital gain in excess of net long-term  capital loss and certain net realized  foreign exchange gains and is reduced by certain  deductible  expenses) and (ii) the  excess of its gross  tax-exempt  interest,  if any, over certain  disallowed  deductions  ("net tax-exempt  interest"),  the fund (but not its  shareholders)  will be relieved of federal income tax on any income of the Fund,  including  long-term capital gains, that is distributed to  shareholders.  However,  if a Fund  retains any  investment  company  taxable  income or net capital gain (the excess of net long-term  capital gain over net short-term  capital loss), it will be subject to federal income tax at regular corporate rates on the amount retained.

If a Fund retains any net capital  gain,  the Fund may  designate  the retained  amount as  undistributed  capital gains in a notice to its  shareholders  who, if subject to U.S.  federal  income tax on long-term  capital  gains,
(i) will be required to include in income for federal  income tax  purposes,  as  long-term  capital  gain,  their shares of such  undistributed  amount, and (ii) will be entitled to credit their  proportionate  shares of the tax paid by the Fund against  their U.S.  federal  income tax  liabilities,  if any, and to claim refund to the extent the credit exceeds such liabilities.

For U.S.  federal income tax purposes,  the tax basis of shares owned by a shareholder of a Fund will be increased by an amount  equal under  current law to 65% of the amount of  undistributed  net  capital  gain  included in the shareholder's  gross  income.  Each Fund  intends to  distribute  at least  annually  to its  shareholders  all or substantially  all of its investment  company taxable income,  net tax-exempt  interest,  and net capital gain. If for any taxable  year a Fund does not qualify as a regulated  investment  company,  it will be taxed on all of its investment  company  taxable income and net capital gain at corporate  rates,  any net tax-exempt  interest may be subject to alternative  minimum tax, and its distributions to shareholders  will be taxable as ordinary  dividends to the extent of its current and accumulated earnings and profits.

In order to avoid a 4% federal excise tax, a Fund must  distribute (or be deemed to have  distributed) by December
31 of each  calendar  year at least 98% of its taxable  ordinary  income for such year, at least 98% of the excess of its capital gains over its capital  losses  (generally  computed on the basis of the one-year  period ending on
October 31 of such year),  and all taxable  ordinary  income and the excess of capital  gains over capital  losses for the previous year that were not  distributed  in such year and on which no federal  income tax was paid by the
Fund.  For  federal  income tax  purposes,  dividends  declared  by a fund in  October,  November  or  December to shareholders  of record on a specified  date in such a month and paid  during  January of the  following  year are taxable to such shareholders as if received on December 31 of the year declared.

At the time of an  investor's  purchase of Fund shares,  a portion of the purchase  price may be  attributable  to realized or  unrealized  appreciation  in each Fund's  portfolio  or  undistributed  taxable  income of each Fund.
Consequently,  subsequent  distributions  by that Fund with  respect to these  shares  from such  appreciation  or income may be taxable to such  investor  even if the net asset  value of the  investor's  share is, as a result of the  distributions,  reduced  below  the  investor's  cost  for such  shares  and the  distributions  economically represent a return of a portion of the investment.

Gains and losses on the sale,  lapse, or other termination of options and futures  contracts,  options thereon and certain forward  contracts  (except certain foreign currency  options,  forward  contracts and futures  contracts)
entered into by a Fund will  generally be treated as capital gains and losses.  Certain of the futures  contracts, forward  contracts  and options held by a fund will be required to be  "marked-to-market"  for federal  income tax purposes,  that is,  treated as having  been sold at their fair market  value on the last day of a Fund's  taxable year.  As a result,  a Fund may be required to  recognize  income or gain  without a  concurrent  receipt of cash.
Additionally,  a Fund may be required to recognize gain if an option,  future,  forward  contract,  short sale, or other  transaction  that is not subject to these  mark-to-market  rules is treated as a "constructive  sale" of an
"appreciated  financial  position" held by the Fund under Section 1259 of the Code. Any gain or loss recognized on
actual  or  deemed  sales  of  futures  contracts,   forward  contracts,  or  options  that  are  subject  to  the mark-to-market  rules,  but not the  constructive  sales  rules,  (except for certain  foreign  currency  options, forward  contracts,  and  futures  contracts)  will be  treated  as 60%  long-term  capital  gain or loss  and 40%
short-term  capital gain or loss. As a result of certain  hedging  transactions  entered into by a Fund, such Fund may be required  to defer the  recognition  of losses on futures or forward  contracts  and options or  underlying securities  or foreign  currencies  under the tax  straddle  rules of the Code to the  extent of any  unrecognized gains on related offsetting  positions and the  characterization of gains or losses as long-term or short-term may
be  changed.  The  tax  provisions  described  above  applicable  to  options,   futures,  forward  contracts  and
constructive  sales may affect the  amount,  timing  and  character  of a Fund's  distributions  to  shareholders.
Certain tax  elections may be available to a Fund to mitigate some of the  unfavorable  consequences  described in this paragraph.

Section 988  of the Code  contains  special tax rules  applicable to certain  foreign  currency  transactions  and instruments  that may affect the  amount,  timing and  character  of income,  gain or loss  recognized  by a Fund.
Under these rules,  foreign exchange gain or loss realized with respect to foreign  currencies and certain futures and options thereon,  foreign  currency-denominated  debt  instruments,  foreign currency forward  contracts,  and foreign  currency-denominated  payables and  receivables  will  generally  be treated as ordinary  income or loss, although in some cases elections may be available that would alter this treatment.

If a Fund acquires an equity interest (including,  under future regulations,  not only stock but also an option to acquire stock such as is inherent in a convertible  bond) in certain  foreign  corporations  that receive at least
75% of their annual gross income from passive  sources (such as interest,  dividends,  certain rents and royalties or  capital  gains)  or that hold at least  50% of their  assets in  investments  producing  such  passive  income
("passive foreign investment companies"),  the Fund could be subject to federal income tax and additional interest charges on "excess  distributions"  received from such companies or gain from the sale of stock in such companies, even if all income or on gain actually  received by the fund is timely  distributed  to its  shareholders.  A Fund would not be able to pass through to its shareholders  any credit or deduction for such a tax.  Certain  elections may, if available,  ameliorate  these  adverse tax  consequences,  but any such  election  could require a Fund to recognize  taxable income or gain (subject to tax  distribution  requirements)  without the concurrent  receipt of cash.  Investments in passive foreign  investment  companies may also produce  ordinary income rather than capital gains,  and the  deductibility  of losses is subject to certain  limitations.  A Fund may limit and/or  manage its holdings in passive foreign  investment  companies or make an available  election to minimize its tax liability or maximize its return from these investments.

The federal income tax rules  applicable to currency and interest rate swaps,  mortgage dollar rolls,  and certain structured  securities  are  unclear  in  certain  respects,  and a Fund may be  required  to  account  for  these transactions  or  instruments  under tax rules in a manner that may affect the  amount,  timing and  character  of income,  gain or loss  therefrom  and that may,  under certain  circumstances,  limit the extent to which the Fund engages in these transactions or acquires these instruments.

The  Emerging  Markets Debt Fund may invest to a  significant  extent in debt  obligations  that are in the lowest rating  categories or are unrated,  including debt obligations of issuers not currently paying interest as well as issuers who are in default.  Investments in debt  obligations  that are at risk of or in default  present  special tax issues for a Fund.  Tax rules are not  entirely  clear  about  issues  such as when a Fund may cease to accrue interest,  original issue discount,  or market discount,  when and to what extent  deductions may be taken for bad debts or worthless  securities,  how  payments  received on  obligations  in default  should be allocated  between principal  and income,  and whether  exchanges of debt  obligations  in a workout  context are taxable.  These and other  issues will be  addressed by a Fund,  to the extent it invests in such  securities,  in order to reduce the risk of distributing  insufficient income to preserve its status as a regulated  investment company and to seek to avoid having to pay federal income or excise tax.

Each Fund  anticipates  that it will be subject to foreign  withholding  or other foreign taxes on certain  income they derive from  foreign  securities,  possibly  including,  in some cases,  capital  gains from the sale of such securities.  Tax  conventions  between  certain  countries and the U.S. may reduce or eliminate such taxes in some cases.  If more  than 50% of a  Fund's  total  assets  at the  close  of any  taxable  year  consists  of stock or securities of foreign  corporations,  the Fund may file an election with the IRS pursuant to which shareholders of the Fund will be  required  to (i)  include in  ordinary  gross  income (in  addition  to  taxable  dividends  and distributions  they actually  receive)  their pro rata shares of qualified  foreign taxes paid by the Fund (not in excess of its actual tax liability)  even though not actually  received by the  shareholders,  and (ii) treat such respective  pro rata  portions as foreign  taxes paid by them.  If a Fund makes this  election,  shareholders  may then  deduct  such pro rata  portions  of  qualified  foreign  taxes  in  computing  their  taxable  incomes,  or, alternatively,  use them as foreign tax credits,  subject to satisfaction  of certain holding period  requirements and to other  applicable  limitations,  against their U.S.  federal income taxes.  Shareholders who do not itemize deductions  for  federal  income tax  purposes  will not,  however,  be able to deduct  their pro rata  portion of qualified  foreign taxes paid by the Fund,  although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election referred to above.

If a shareholder  chooses to take a credit for the qualified  foreign taxes deemed paid by such  shareholder  as a result of any such  election  by a Fund,  the amount of the credit  that may be claimed in any year may not exceed the same  proportion of the U.S. tax against  which such credit is taken which the  shareholder's  taxable  income from foreign  sources (but not in excess of the  shareholder's  entire taxable income) bears to his entire taxable income.  For this purpose,  distributions  from long-term and short-term capital gains or certain foreign currency gains by a Fund  will  generally  not be  treated  as  income  from  foreign  sources.  This  foreign  tax  credit limitation  may also be applied  separately  to  certain  specific  categories  of  foreign-source  income and the related  foreign  taxes.  As  a  result  of  these  rules,  which  have  different  effects  depending  upon  each shareholder's  particular tax situation,  certain  shareholders of a Fund that makes the election  described above may not be able to claim a credit for the full amount of their  proportionate  shares of the foreign taxes paid by the Fund.  Tax-exempt  shareholders  and  shareholders  who are not  liable  for U.S.  federal  income  taxes will ordinarily  not  benefit  from this  election.  Each year that a Fund  files the  election  described  above,  its shareholders  will be notified of the amount of (i) each  shareholder's  pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents  income from each foreign  country.  If a
Fund does not make this election or otherwise  pays foreign taxes that cannot be passed  through to  shareholders, it generally may deduct such taxes in computing its investment company taxable income.

A Fund's  investments  in zero coupon  securities,  deferred  interest  securities,  increasing  rate  securities, pay-in-kind  securities,  or other  securities  bearing  original issue discount or, if the Fund elects to include market  discount in income  currently,  market  discount will  generally  cause it to realize  income prior to the receipt  of  cash  payments  with  respect  to  these  securities.  Transactions  or  instruments  subject  to the mark-to-market  or  constructive  sale rules described  above may have the same result in some  circumstances.  In order to obtain cash to distribute  this income or gain, as required in order to maintain its  qualification  as a regulated  investment  company and to avoid federal  income or excise  taxes,  a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

For federal  income tax  purposes,  a Fund is permitted to carry  forward a net capital loss in any year to offset its own capital gains,  if any,  during the eight years  following the year of the loss. To the extent  subsequent years'  capital gains are offset by such losses,  they would not result in federal  income tax liability to a Fund and, accordingly, would generally not be distributed to shareholders.

The following sets forth each Fund's  realized  capital losses  available to offset future net capital gains as of
October 1, 2002:

                                                        Losses                             Expiration Date
                                                        ------                             ---------------

European Equity Fund                                  $15,208,000                            10/31/06
                                                      $ 3,169,000                            10/31/09
                                                      $ 3,656,000                            10/31/10

European Equity Fund                                   $3,398,000                            10/31/08
                                                      $18,661,000                            10/31/09
                                                       $1,586,000                            10/31/10

                                        U.S. SHAREHOLDERS -- DISTRIBUTIONS

Shareholders  receiving a distribution in the form of newly issued shares will be treated for U.S.  federal income tax purposes as  receiving a  distribution  in an amount equal to the amount of cash they would have  received had they elected to receive  cash and will have a cost basis in each share  received  equal to such amount  divided by the number of shares  received.  Dividends from  investment  company taxable income of a Fund for the year will be taxable as ordinary  income.  Investment  company  taxable  income  includes,  among other things,  net investment income,  net  short-term  capital gain in excess of net  long-term  capital loss and certain net foreign  exchange gains.  Dividends  from net capital gain (net long-term  capital gain in excess of net  short-term  capital loss), if any,  will be taxable to the Funds'  shareholder  as long-term  capital  gains for federal  income tax purposes without  regard to the length of time shares of the Fund have been held.  Each Fund will  inform its  shareholders of federal income tax status of its distributions after the end of each calendar year.

Distributions  to corporate  shareholders  designated as derived from dividend  income received by a Fund, if any, that would be eligible for the dividends  received  deduction if the Fund were not a regulated  investment company will be  eligible,  subject to certain  holding  period and  debt-financing  restrictions,  for the 70%  dividends received  deduction for  corporations.  Because  eligible  dividends are limited to those  received by a Fund from
U.S. domestic  corporations,  most dividends paid by a Fund will generally not qualify for the dividends  received deduction.  The dividends-received  deduction,  if available,  is reduced to the extent the shares with respect to which the  dividends  received are treated as debt  financed  under the Code and is  eliminated  if the shares are deemed to have been held for less than a minimum period,  generally 46 days,  extending before and after each such dividend.  The entire dividend,  including the deducted amount,  is considered in determining the excess,  if any, of a corporate  shareholder's  adjusted  current earnings over its alternative  minimum taxable income,  which may increase  its  liability  for the  federal  alternative  minimum  tax.  The  dividend  may, if it is treated as an
"extraordinary  dividend" under the Code, reduce such  shareholder's tax basis in its shares of a Fund and, to the extent  such basis  would be reduced  below  zero,  require  the  current  recognition  of  income.  Capital  gain dividends  (i.e.,  dividends  from net capital  gain) paid by a Fund are not eligible for the  dividends  received deduction for corporations.

Different  tax  treatment,   including   penalties  on  certain  excess   contributions  and  deferrals,   certain
pre-retirement and post-retirement  distributions,  and certain prohibited  transactions,  is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

                                        U.S. SHAREHOLDERS --SALE OF SHARES

When a  shareholder's  shares are sold,  redeemed or otherwise  disposed of in a transaction  that is treated as a sale for tax purposes,  the shareholder will generally  recognize gain or loss equal to the difference between the shareholder's  adjusted  tax basis in the shares and the cash,  or fair  market  value of any  property  received.
Assuming the shareholder  holds the shares as capital assets at the time of such sale or other  disposition,  such gain or loss  should be treated as capital  gain or loss.  Any loss  realized  on the sale,  redemption,  or other disposition  of the shares of a Fund with a tax holding  period of six months or less,  to the extent such loss is not  disallowed  under any other tax rule,  will be  treated  as a  long-term  capital  loss to the  extent of any capital gain  dividend  with respect to such shares.  Additionally,  any loss  realized on a sale,  redemption  or other  disposition  of shares of a Fund may be  disallowed  under  "wash  sale"  rules to the  extent  the  shares disposed of are  replaced  with shares of the same Fund  within a period of 61 days  beginning  30 days before and ending 30 days after the shares are  disposed  of, such as pursuant  to a dividend  reinvestment  in shares of the
Fund.  If  disallowed,  the  loss  will be  reflected  in an  adjustment  to the  basis  of the  shares  acquired.
Shareholders  should consult their own tax advisors regarding their particular  circumstances to determine whether a  disposition  of Fund  shares is properly  treated as a sale for tax  purposes,  as is assumed in the  foregoing discussion.

Furthermore,  if Class A shares of European  Equity Fund are redeemed or exchanged by a  shareholder  after having been held for less than 91 days and (1) some or all of the  redemption  proceeds are  reinvested in Class A shares of the same Fund or another mutual Fund at net asset value  pursuant to the  reinvestment  privilege,  or (2) such
Class A shares  are  exchanged  for Class A shares of  another  mutual  Fund at net asset  value  pursuant  to the exchange  privilege,  all or a portion of the sales charge paid on the shares that are redeemed or exchanged  will not be included in their tax basis under the Code to the extent a sales charge that would  otherwise  apply to the shares  received is reduced  pursuant to the  reinvestment or exchange  privilege.  In either case, the portion of the sales charge not included in the tax basis of the shares  redeemed or  surrendered  in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange.

A Fund may be required to withhold,  as "backup  withholding,"  federal income tax at a rate of 30% from dividends
(including  distributions  from a Fund's net long-term  capital gains) and share redemption and exchange  proceeds paid to individual and other  non-exempt  shareholders who fail to furnish the Fund with a correct social security number or other taxpayer  identification  number ("TIN")  certified  under penalties of perjury on IRS Form W-9 or other  authorized  substitute,  or if the IRS or a broker  notifies the Fund that the payee has failed to properly report  interest or dividend  income to the IRS or that the TIN  furnished by the payee to the Fund is  incorrect, or if (when  required to do so) the payee fails to certify  under  penalties  of perjury that it is not subject to backup  withholding.  Any amounts  withheld may be credited  against a shareholder's  United States federal income tax liability.

                                              NON-U.S. SHAREHOLDERS

A foreign  shareholder is a shareholder  that, for U.S. federal income tax purposes,  is not (1) an individual who is a U.S.  citizen or resident or (2) a U.S.  corporation,  partnership,  estate or trust.  Dividends  (other than capital gains dividends)  distributed to a foreign  shareholder whose ownership of Fund shares is not "effectively connected"  with a U.S.  trade or business  carried on by such  foreign  shareholder  (or, if an income tax treaty applies,  is not  attributable to a permanent  establishment  in the U.S.  maintained by the foreign  shareholder)
generally will be subject to a U.S.  federal  withholding  tax of 30% unless such rate is reduced by an applicable tax treaty and the foreign  shareholder  provides an IRS Form W-8BEN or other  appropriate type of Form W-8 to the
Fund. However, if a foreign  shareholder's  ownership of Fund shares is "effectively  connected" with a U.S. trade or business  carried on by such foreign  shareholder  (or, if an income tax treaty  applies,  is attributable to a permanent  establishment  in  the  U.S.  maintained  by the  foreign  shareholder),  then  none  of the  dividends distributed  to that  shareholder  will be subject to such  withholding  and all of such dividends will instead be subject to U.S.  federal income tax on a net-income  basis at the rates which are applicable to U.S.  citizens and domestic  corporations,  as the case may be.  Foreign  shareholders  that are  treated  as  corporations  for U.S.
federal income tax purposes also may be subject to the 30% federal branch profits tax.

Capital  gains  realized  by  foreign  shareholders  on the sale of Fund  shares  and  distributions  (and  deemed distributions)  to foreign  shareholders  of a Fund's net  capital  gains  (the  excess of a Fund's net  long-term capital gains over its net short-term  capital  losses)  generally  will not be subject to U.S.  federal income or withholding  tax unless the foreign  shareholder is a nonresident  alien  individual who is physically  present in the United  States for more than 182 days during the  taxable  year and certain  other  conditions  are met or the gain is  effectively  connected  with a U.S.  trade or business of the foreign  shareholder  (or, if an income tax treaty applies, is attributable to a U.S. permanent  establishment  maintained by the foreign  shareholder) or the foreign  shareholder is subject to tax under the  provisions of U.S.  federal income tax law applicable to certain
U.S.  expatriates.  However,  backup  withholding  generally  will apply at a rate of 30%  unless the  shareholder furnishes  the  Fund  with an IRS form  W-8BEN  or  other  appropriate  type of Form  W-8  which  establishes  the shareholder's foreign status.

                                                 STATE AND LOCAL

A Fund may be  subject  to state or local  taxes in  jurisdictions  in which  the Fund may be  deemed  to be doing business.  In addition,  in those states or  localities  which have income tax laws,  the  treatment of a Fund and its  shareholders  under such laws may differ from their  treatment  under federal income tax laws, and investment in the Fund may have tax  consequences  for  shareholders  different  from  those of a direct  investment  in each
Fund's portfolio securities.  Shareholders should consult their own tax advisors concerning these matters.

                                       GENERAL INFORMATION ABOUT THE TRUST

General.  The Trust was  formed as a business  trust  under the laws of the State of  Delaware  on  September  13,
1993,  and commenced  investment  operations on January 3, 1994. The Board of Trustees of the Trust is responsible for the overall  management and supervision of the affairs of the Trust.  The Declaration of Trust  authorizes the
Board of Trustees to create  separate  investment  series or  portfolios  of shares.  As of the date  hereof,  the
Trustees  have  established  the funds  described in this SAI and seven  additional  series.  The  Declaration  of
Trust further  authorizes  the Trust to classify or reclassify  any series or portfolio of shares into one or more classes.  As of  the  date  hereof,  the  Trustees  have  established  six  classes  of  shares:  Premier  shares,
Institutional shares, Investment shares, Class A Shares, Class B Shares and Class C Shares.

The shares of each class  represent an interest in the same  portfolio of  investments  of a Fund.  Each class has equal  rights as to voting,  redemption,  dividends  and  liquidations,  except that only  Investment  shares bear service  fees and each  class may bear  other  expenses  properly  attributable  to the  particular  class.  Also, holders of Class A, B and C shares and Investment  shares of a fund have  exclusive  voting rights with respect to the service plan/12b-1 plan adopted by the fund.

When issued,  shares of a fund are fully paid and  nonassessable.  In the event of liquidation,  shareholders  are entitled to share pro rata in the net assets of the applicable fund available for  distribution  to  shareholders.
Shares of a fund entitle  their holders to one vote per share,  are freely  transferable  and have no  preemptive, subscription or conversion rights.

Shares of a Fund will be voted  separately  with  respect  to  matters  pertaining  to that  Fund  except  for the election of Trustees and the  ratification  of independent  accountants.  For example,  shareholders of a fund are required to approve the  adoption of any  investment  advisory  agreement  relating to such fund and any change in the  fundamental  investment  restrictions  of such fund.  Approval by the  shareholders  of one fund is effective only as to that fund.  The Trust does not intend to hold  shareholder  meetings,  except as may be required by the
1940 Act. The Trust's  Declaration of Trust  provides that special  meetings of  shareholders  shall be called for any purpose,  including the removal of a Trustee,  upon written request of shareholders  entitled to vote at least
10% of the  outstanding  shares  of the  Trust,  or  Fund,  as the  case  may  be.  In  addition,  if ten or  more shareholders  of record who have held shares for at least six months and who hold in the  aggregate  either shares having a net asset value of $25,000 or 1% of the  outstanding  shares,  whichever is less,  seek to call a meeting for the purpose of removing a Trustee,  the Trust has agreed to provide certain  information to such  shareholders and generally to assist their efforts.

In the event of a liquidation  or  dissolution of the Trust or an individual  fund,  shareholders  of a particular fund would be entitled to receive the assets  available for distribution  belonging to such fund.  Shareholders of a fund  are  entitled  to  participate  in the  net  distributable  assets  of the  particular  fund  involved  on liquidation, based on the number of shares of the fund that are held by each shareholder.



Shareholder And Trustee  Liability.  The Trust is organized as a Delaware  business trust and, under Delaware law, the  shareholders  of a business trust are not generally  subject to liability for the debts or obligations of the trust.  Similarly,  Delaware  law  provides  that a fund will not be liable  for the debts or  obligations  of any other fund in the Trust.  However,  no similar  statutory or other authority  limiting  business trust shareholder liability exists in other states.  As a result,  to the extent that a Delaware  business trust or a shareholder is subject to the  jurisdiction  of the courts in such other  states,  the courts may not apply  Delaware law and may thereby  subject  the  Delaware  business  trust  shareholders  to  liability.  To guard  against  this risk,  the
Declaration  of Trust  contains an express  disclaimer of  shareholder  liability for acts or  obligations  of the
Trust.  Notice of such disclaimer will normally be given in each agreement,  obligation or instrument entered into or executed by the Trust or the Trustees.  The Declaration of Trust provides for  indemnification  by the relevant fund for any loss suffered by a  shareholder  as a result of an obligation  of a fund.  The  Declaration  of Trust also provides that the Trust shall,  upon  request,  assume the defense of any claim made against any  shareholder for any act or obligation  of the Trust and satisfy any judgment  thereon.  The Trustees  believe that, in view of the above, the risk of personal liability of shareholders is remote.

The  Declaration  of Trust  further  provides  that the  Trustees  will not be liable  for errors of  judgment  or mistakes of fact or law,  but nothing in the  Declaration  of Trust  protects a Trustee  against any  liability to which he or she would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence,  or reckless disregard of the duties involved in the conduct of his or her office.

                                          ANNUAL AND SEMI-ANNUAL REPORTS

Shareholders  of a fund  receive an annual  report  containing  audited  financial  statements  and a  semi-annual report.  All  transactions in shares of a fund and dividends and  distributions  paid by the fund are reflected in confirmations  issued by the Transfer Agent at the time of the transaction  and/or in monthly statements issued by the Transfer Agent.  A year-to-date statement will be provided by the Transfer Agent.

                                      CONSIDERATION FOR PURCHASES OF SHARES

The Trust  generally  will not issue  shares of a fund for  consideration  other than cash.  At the  Trust's  sole discretion,  however,  it may  issue  fund  shares  for  consideration  other  than  cash  in  connection  with an acquisition of portfolio  securities (other than municipal debt securities issued by state political  subdivisions or their  agencies  or  instrumentalities)  or  pursuant  to a bona  fide  purchase  of  assets,  merger  or other reorganization,  provided the securities meet the investment  objectives and policies of the fund and are acquired by the fund for  investment  and not for resale.  An exchange of  securities  for fund shares will  generally be a taxable transaction to the shareholder.

                                              ADDITIONAL INFORMATION

Independent Accountants

PricewaterhouseCoopers  LLP, 160 Federal Street,  Boston,  Massachusetts  02110, serves as each fund's independent accountants.

Registration Statement

The Trust has filed with the SEC, 450 Fifth Street, N.W.,  Washington,  D.C. 20549, a Registration Statement under the 1933 Act with  respect to the  securities  of each Fund and  certain  other  series of the  Trust.  If further information  is  desired  with  respect  to the  Trust,  a Fund or such  other  series,  reference  is made to the
Registration Statement and the exhibits filed as a part thereof.

                                               FINANCIAL STATEMENTS

The  audited  financial  statements  for each fund for the year  ended  October  31,  2002 are  included  in,  and incorporated by reference into,  this Statement of Additional  Information  from the Annual Report to Shareholders of each Fund in reliance upon the reports of PricewaterhouseCoopers  LLP, each Funds' independent accountants,  as experts in accounting and auditing.

                                                    APPENDIX A

Bond and Commercial Paper Ratings

Set forth below are  descriptions  of ratings which  represent  opinions as to the quality of the  securities.  It should be  emphasized,  however,  that  ratings are  relative and  subjective  and are not  absolute  standards of quality.

Moody's Investors Service, Inc.'s Corporate Bond Ratings

Aaa:  Bonds  which  are rated  Aaa are  judged  to be of the best  quality.  They  carry  the  smallest  degree of investment risk and are generally  referred to as "gilt-edged".  Interest  payments are protected by a large or by an  exceptionally  stable  margin and  principal is secure.  While the various  protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the  fundamentally  strong position of such issues.

Aa:  Bonds  which are rated Aa are judged to be of high  quality  by all  standards.  Together  with the Aaa group they  comprise  what are  generally  known as high grade bonds.  They are rated lower than the best bonds  because margins of protection may not be as large as in Aaa securities or  fluctuations  of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long-term risk appear  somewhat  larger than in Aaa securities.

A: Bonds which are rated A possess many favorable  investment  attributes and are to be considered as upper medium grade  obligations.  Factors giving security to principal and interest are considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are  considered  as medium  grade  obligations,  (i.e.,  they are  neither  highly protected nor poorly  secured).  Interest  payments and principal  security appear  adequate for the present,  but certain  protective  elements  may be lacking or may be  characteristically  unreliable  over any great  length of time. Such bonds lack  outstanding  investment  characteristics  and in fact have speculative  characteristics  as well.

Ba: Bonds which are rated Ba are judged to have  speculative  elements;  their future cannot be considered as well assured.  Often the  protection  of interest  and  principal  payments  may be very  moderate and thereby not well safe-guarded  during  both good and bad times over the future.  Uncertainty  of  position  characterizes  bonds in this class.

B: Bonds which are rated B generally  lack  characteristics  of the  desirable  investment.  Assurance of interest and  principal  payments  or of  maintenance  of other terms of the  contract  over any long period of time may be small.

Caa:  Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in  default  or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca  represent  obligations  which are  speculative  in a high  degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds  which are rated C are the lowest  rated  class of bonds and  issues so rated can be  regarded  as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers,  1, 2 and 3 in each generic rating  classification from Aa through B in its  corporate  bond rating  system.  The modifier 1 indicates  that the  security  ranks in the higher end of its generic  rating  category;  the modifier 2 indicates a mid range  ranking;  and the modifier 3 indicates  that the issue ranks in the lower end of its generic rating category.

Moody's Investors Service, Inc.'s Short-Term Debt Ratings

Moody's  short-term  debt  ratings  are  opinions  of the  ability  of  issuers  to  repay  punctually  promissory obligations not having an original maturity in excess of one year.

Issuers  rated  Prime-1 or P-1 (or  supporting  institutions)  have a superior  ability  for  repayment  of senior short-term  debt  obligations.  Prime-1 or P-1 repayment  ability will often be evidenced by many of the following characteristics:
o         Leading market positions in well established industries.

o         High rates of return on funds employed.

o         Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o         Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o         Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers  rated  Prime-2  or P-2 (or  supporting  institutions)  have a strong  ability  for  repayment  of  senior short-term debt  obligations.  This will normally be evidenced by many of the  characteristics  cited above but to a  lesser  degree.  Earnings  trends  and  coverage  ratios,  while  sound,  may be  more  subject  to  variation.
Capitalization  characteristics,  while still  appropriate,  may be more  affected by external  conditions.  Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group's Corporate Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating  assigned by S&P's to a debt  obligation.  Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong  capacity to pay  interest  and repay  principal  and differs  from the higher rated issues only in small degree.

A:  Debt  rated A has a strong  capacity  to pay  interest  and  repay  principal  although  it is  somewhat  more susceptible  to the adverse  effects of changes in  circumstances  and  economic  conditions  than bonds in higher rated categories.

BBB:  Debt rated BBB is regarded as having an adequate  capacity to pay interest and repay  principal.  Whereas it normally exhibits adequate protection  parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay  interest  and repay  principal  for debt in this  category  than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly  speculative  characteristics with respect to capacity to pay interest and repay  principal.  BB indicates  the least degree of  speculation  and C the highest.
While such debt will likely have some  quality  and  protective  characteristics,  these are  outweighed  by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term  vulnerability to default than other speculative  issues.  However,  it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to inadequate  capacity to meet timely  interest and principal  payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater  vulnerability  to default but currently has the capacity to meet interest  payments and principal  repayments.  Adverse  business,  financial,  or economic  conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC:  Debt rated CCC has a currently  identifiable  vulnerability  to default,  and is  dependent  upon  favorable business,  financial,  and economic  conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business,  financial,  or economic  conditions,  it is not likely to have the capacity to pay interest and repay principal.

The CCC rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied
B or B- rating.

CC: The rating CC is  typically  applied  to debt  subordinated  to senior  debt  which is  assigned  an actual or implied CCC debt rating.

C: The rating C is typically  applied to debt  subordinated  to senior debt which is assigned an actual or implied
CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy  petition has been filed,  but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt  rated D is in  payment  default.  The D rating  category  is used when  interest  payments  or  principal payments  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard &
Poor's  believes that such  payments  will be made during such grace  period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-):  The  ratings  from AA to CCC may be  modified  by the  addition of a plus or minus sign to show relative standing within the major rating categories.

NY: Bonds may lack a S&P's rating  because no public  rating has been  requested,  because  there is  insufficient information  on which to base a rating,  or  because  S&P's does not rate a  particular  type of  obligation  as a matter of policy.

STANDARD & POOR'S RATINGS GROUP'S COMMERCIAL PAPER RATINGS

A: S&P's  commercial  paper rating is a current  assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category  indicates that the degree of safety  regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:  Capacity for timely payment on issues with this  designation is satisfactory.  However,  the relative degree of safety is not as high as for issues designated "A-1".

A-3:  Issues  carrying this  designation  have  adequate  capacity for timely  payment.  They are,  however,  more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.  Bond Ratings

Investment Grade

AAA:  Bonds  considered  to  be  investment  grade  and  of  the  highest  credit  quality.  The  obligor  has  an exceptionally  strong ability to pay interest and repay principal,  which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds  considered  to be  investment  grade and of very high credit  quality.  The  obligor's  ability to pay interest  and repay  principal is very strong,  although not quite as strong as bonds rated "AAA".  Because  bonds rated in the "AAA" and "AA"  categories  are not  significantly  vulnerable to  foreseeable  future  developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds  considered  to be investment  grade and of high credit  quality.  The obligor's  ability to pay interest and repay  principal  is  considered  to be strong,  but may be more  vulnerable  to adverse  changes in  economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds  considered to be investment  grade and of satisfactory  credit quality.  The obligor's  ability to pay interest  and  repay  principal  is  considered  to be  adequate.  Adverse  changes  in  economic  conditions  and circumstances,  however,  are more likely to have adverse  impact on these bonds,  and  therefore,  impair  timely payment.  The  likelihood  that the  ratings of these  bonds will fall below  investment  grade is higher than for bonds with higher ratings.

High Yield Grade

BB: Bonds are considered  speculative.  The obligor's  ability to pay interest and repay principal may be affected over time by adverse  economic  changes.  However,  business and financial  alternatives  can be identified  which could assist the obligor in satisfying its debt service requirements.

B:  Bonds are  considered  highly  speculative.  While  bonds in this class are  currently  meeting  debt  service requirements,  the  probability  of continued  timely  payment of principal  and interest  reflects the  obligor's limited margin of safety and the need for  reasonable  business and economic  activity  throughout the life of the issue.

CCC: Bonds have certain  identifiable  characteristics  which, if not remedied,  may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD,  DD,  and D:  Bonds  are in  default  of  interest  and/or  principal  payments.  Such  bonds  are  extremely speculative  and should be valued on the basis of their ultimate  recovery value in liquidation or  reorganization of the obligor.  "DDD"  represents  the highest  potential  for recovery on these bonds,  and "D"  represents  the lowest potential for recovery.

Plus (+) or Minus  (-):  The  ratings  from AA to C may be  modified  by the  addition  of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional:  A conditional  rating is premised on the  successful  completion of a project or the occurrence of a specific event.

Fitch Investors Service, Inc.

SHORT-TERM RATINGS

Fitch's  short-term  ratings apply to debt obligations  that are payable on demand or have original  maturities of generally  up to three  years,  including  commercial  paper,  certificates  of deposit,  medium-term  notes,  and municipal and investment notes.

F-1+:  Exceptionally  Strong  Credit  Quality.  Issues  assigned  this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:  Very Strong  Credit  Quality.  Issues  assigned  this rating  reflect an  assurance  of timely  payment only slightly less in degree than issues rated "F-1+".

F-2:  Good Credit  Quality.  Issues  assigned  this  rating have a  satisfactory  degree of  assurance  for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1 " categories.

F-3:  Fair  Credit  Quality.  Issues  assigned  this  rating have  characteristics  suggesting  that the degree of assurance for timely payment is adequate,  however,  near-term  adverse changes could cause these securities to be rated below investment grade.

Duff & Phelps Bond Ratings

INVESTMENT GRADE

AAA:  Highest credit quality.  The risk factors are  negligible,  being only slightly more than for risk-free U.S.
Treasury debt.

AA+,  AA, and AA-:  High credit  quality.  Protection  factors are  strong.  Risk is modest but may vary  slightly from time to time because of economic conditions.

A+, A, and A-: Protection  factors are average but adequate.  However,  risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, and BBB-:  Below average  protection  factors but still considered  sufficient for prudent  investment.
Considerable variability in risk during economic cycles.

HIGH YIELD GRADE

BB+, BB, and BB-: Below  investment  grade but deemed likely to meet  obligations when due. Present or prospective financial  protection  factors fluctuate  according to industry  conditions or company  fortunes.  Overall quality may move up or down frequently within this category.

B+, B, and B-: Below investment  grade and possessing risk that  obligations  will not be met when due.  Financial protection  factors will  fluctuate  widely  according to economic  cycles,  industry  conditions  and/or  company fortunes.  Potential  exists for  frequent  changes in the rating  within this  category or into a higher or lower rating grade.

CCC: Well below investment grade  securities.  Considerable  uncertainty  exists as to timely payment of principal interest or  preferred  dividends.  Protection  factors are narrow and risk can be  substantial  with  unfavorable economic/industry conditions, and/or with unfavorable company developments.

Preferred  stocks are rated on the same scale as bonds but the  preferred  rating  gives weight to its more junior position in the capital structure.  Structured financings are also rated on this scale.

Duff & Phelps Paper/Certificates of Deposit Ratings

CATEGORY 1: TOP GRADE

Duff 1 plus:  Highest  certainty of timely payment.  Short-term  liquidity  including  internal  operating factors and/or ready access to  alternative  sources of funds,  is  outstanding,  and safety is just below  risk-free U.S.
Treasury short-term obligations.

Duff  1:  Very  high  certainty  of  timely  payment.  Liquidity  factors  are  excellent  and  supported  by good
Fundamental protection factors.  Risk factors are minor.

Duff 1 minus:  High certainty of timely payment.  Liquidity  factors are strong and supported by good  Fundamental protection factors.  Risk factors are very small.

CATEGORY 2: GOOD GRADE

Duff 2: Good  certainty  of timely  payment.  Liquidity  factors  and  company  Fundamentals  are sound.  Although ongoing  Funding needs may enlarge total financing  requirements,  access to capital markets is good. Risk factors are small.

CATEGORY 3: SATISFACTORY GRADE

Duff 3:  Satisfactory  liquidity and other protection  factors qualify issue as to investment  grade. Risk factors are larger and subject to more variation.  Nevertheless timely payment is expected.

No ratings are issued for companies whose paper is not deemed to be of investment grade.

---------------------------------

Bonds which are unrated  expose the investor to risks with respect to capacity to pay interest or repay  principal which  are  similar  to the risks of  lower-rated  bonds.  A fund is  dependent  on the  investment  Advisor's  or investment subadvisor's judgment, analysis and experience in the evaluation of such bonds.

Investors  should note that the  assignment  of a rating to a bond by a rating  service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Note:

1        The ratings  indicated  herein are believed to be the most recent  ratings  available at the date of this
         SAI for the  securities  listed.  Ratings are  generally  given to  securities  at the time of  issuance.
         While the rating  agencies may from time to time revise such ratings,  they undertake no obligation to do so,  and the  ratings  indicated  do not  necessarily  represent  ratings  which  would be given to these securities on the date of a fund's fiscal year end.

MORGAN GRENFELL INVESTMENT TRUST
One South Street
Baltimore, MD 21202

INVESTMENT ADVISORS
Deutsche Asset Management, Inc.
345 Park Avenue
New York, NY 10154

Deutsche Asset Management Investment Services Limited
One Appold Street
London, England

ADMINISTRATOR
Deutsche Asset Management, Inc.
345 Park Avenue
New York, NY 10154

DISTRIBUTOR
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, Illinois 60606

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

TRANSFER AGENT
Scudder Investment Service Company
222 South Riverside Plaza
Chicago, IL 60606
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019-6099

SERVICE INFORMATION
Existing accounts, new accounts, prospectuses,  Statements of Additional Information applications,  service forms, telephone exchanges, share price and performance -- 1-800-730-1313.

COMINTLSAI (02/02)


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